UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-23147
                                                    -----------

                     First Trust Exchange-Traded Fund VIII
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                       Date of fiscal year end: August 31
                                               -----------

                  Date of reporting period: February 28, 2019
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust CEF Income Opportunity ETF (FCEF)

        First Trust Municipal CEF Income Opportunity ETF (MCEF)


----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2019
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2019

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust CEF Income Opportunity ETF (FCEF).............................  2
   First Trust Municipal CEF Income Opportunity ETF (MCEF)...................  5
Notes to Fund Performance Overview...........................................  8
Portfolio Management.........................................................  9
Understanding Your Fund Expenses............................................. 10
Portfolio of Investments
   First Trust CEF Income Opportunity ETF (FCEF)............................. 11
   First Trust Municipal CEF Income Opportunity ETF (MCEF)................... 13
Statements of Assets and Liabilities......................................... 15
Statements of Operations..................................................... 16
Statements of Changes in Net Assets.......................................... 17
Financial Highlights......................................................... 18
Notes to Financial Statements................................................ 19
Additional Information....................................................... 24

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2019

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First Trust CEF Income Opportunity ETF ("FCEF") and the First Trust Municipal CEF Income Opportunity ETF ("MCEF" and together with FCEF, the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, which contains detailed information about the Funds for the six months ended February 28, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.

Market volatility was the norm over the last six months, continuing the pattern we had seen throughout 2018. At the close of the third quarter in September, the markets had moved higher into positive territory. In fact, all three major U.S. indices (the Nasdaq Composite Index, the Dow Jones Industrial Average (the "DJIA") and the S&P 500(R) Index) hit record levels during the third quarter. In October, markets were again very volatile, surprising analysts and investors alike. Both global markets and U.S. markets fell on fears of slowing growth, trade wars and higher interest rates. The DJIA was down 4.98% for October and the MSCI EAFE Index, an index of stocks in 21 developed markets (excluding the U.S. and Canada), was down 7.96%. However, as November ended, the DJIA climbed 617 points (2.49%) to its biggest one-day gain in eight months. The MSCI EAFE Index ended November down slightly. December held its own shocks as it became the worst December for stocks since the Great Depression. The DJIA and MSCI EAFE Index ended December with year-to-date returns of -3.48% and -13.79%, respectively. For the first time in nine years, the S&P 500(R) Index posted a negative return for the year, down 4.38%. During the fourth quarter, international equities outperformed the U.S. for the first time all year. Emerging markets, which suffered throughout most of 2018, dropped 7.50% in the fourth quarter, yet still managed to outperform the U.S. and developed markets by over 500 basis points.

Municipals ended 2018 with a solid gain of 1.69% in the fourth quarter, which saw a distinct return of volatility in both bond and equity markets. A rate rally in the last two months of the fourth quarter led to solid gains. Municipal yields were modestly lower in February 2019, mostly due to strong demand and relatively light supply. In fact, investor demand for tax-free debt continued at the strongest annual pace in the last ten years as measured by municipal fund cash flows.

As 2019 began, investors wondered if the volatility of 2018 would continue. For the month of January, the DJIA rose steadily, ending the month up 7.29% from December's low. The MSCI EAFE Index also trended upward, ending January up 6.57%. For February, the DJIA rose even higher and ended the month at 11.62%, while the MSCI EAFE Index also rose, ending the month at 9.00%.

The Federal Reserve (the "Fed") raised interest rates in September and again in December to a target range of 2.25-2.50%. The Fed also lowered its inflation and growth expectations for 2019 and subsequently reduced its interest rate hike projections as well, from three rate hikes to two.

While trade tensions have had an impact on markets around the world and could continue to do so in the future, our First Trust economists believe that the long-term impact of U.S. tariffs will be to encourage countries to come back to the table and talk about more equal trade. Despite market volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.

We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

The First Trust CEF Income Opportunity ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FCEF."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (9/27/16)     Inception (9/27/16)
                                                         2/28/19           2/28/19           to 2/28/19              to 2/28/19
FUND PERFORMANCE
NAV                                                     -1.82%             4.08%               7.99%                   20.44%
Market Price                                            -2.05%             3.84%               7.89%                   20.16%

INDEX PERFORMANCE
Blended Benchmark (1)                                   -2.31%             3.03%               7.26%                   18.51%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

-----------------------------
(1) The Blended Benchmark consists of the following two indices: 60% of the Morningstar US All Equity CEF Index which is a weighted average of the market price of closed-end funds that invest in U.S. equity securities; and 40% of the Morningstar US All Taxable Fixed Income CEF Index which is a weighted average of the market price of closed-end funds that invest in taxable fixed-income securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
PIMCO Dynamic Credit and Mortgage
   Income Fund                                     4.55%
BlackRock Science & Technology Trust               4.40
KKR Income Opportunities Fund                      4.23
DoubleLine Income Solutions Fund                   4.07
Cohen & Steers REIT and Preferred
   Income Fund, Inc.                               3.97
Eaton Vance Tax-Advantaged Global
   Dividend Income Fund                            3.88
Cohen & Steers Infrastructure Fund, Inc.           3.80
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                     3.76
Ares Dynamic Credit Allocation Fund, Inc.          3.75
John Hancock Tax-Advantaged Dividend
   Income Fund                                     3.56
                                                --------
     Total                                        39.97%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
WORLD REGIONS                                  INVESTMENTS
----------------------------------------------------------
North America                                     79.34%
Europe                                            11.56
Asia                                               9.10
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
MARKET CAPITALIZATION                          INVESTMENTS
----------------------------------------------------------
Large                                             34.68%
Mega                                              30.01
Mid                                               24.48
Small                                              8.78
Micro                                              2.05
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
CREDIT QUALITY (2)                             INVESTMENTS
----------------------------------------------------------
AAA                                                4.08%
AA                                                 0.30
A                                                  0.34
BBB                                                9.03
BB                                                23.32
B                                                 36.69
CCC-D                                             23.39
NR                                                 2.49
Other                                              0.36
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(2) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     SEPTEMBER 27, 2016 - FEBRUARY 28, 2019

                      First Trust CEF Income       Blended
                         Opportunity ETF          Benchmark
9/27/16                      $10,000               $10,000
2/28/17                       10,698                10,667
8/31/17                       11,348                11,239
2/28/18                       11,572                11,502
8/31/18                       12,267                12,131
2/28/19                       12,044                11,851


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through February 28, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17        178              13               0             1
9/1/17 - 8/31/18         137               0               0             0
9/1/18 - 2/28/19          61               1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         42               0               0             0
9/1/17 - 8/31/18         115               0               0             0
9/1/18 - 2/28/19          59               1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

The First Trust Municipal CEF Income Opportunity ETF (the "Fund") seeks to provide current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges which invest primarily in municipal debt securities some or all of which pay interest that is exempt from regular federal income taxes. The Fund may also invest in exchange-traded funds. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "MCEF."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (9/27/16)     Inception (9/27/16)
                                                        2/28/19           2/28/19            to 2/28/19              to 2/28/19
FUND PERFORMANCE
NAV                                                      2.87%             5.03%               -0.46%                  -1.11%
Market Price                                             2.70%             4.74%               -0.53%                  -1.28%

INDEX PERFORMANCE
Morningstar US National & High Yield
   Municipal CEF Index                                   3.34%             6.55%                0.25%                   0.60%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
BlackRock Municipal 2030 Target Term Trust         5.19%
Nuveen AMT-Free Municipal Credit
   Income Fund                                     4.66
Nuveen Intermediate Duration Municipal
   Term Fund                                       4.20
Nuveen Municipal Value Fund, Inc.                  4.16
BlackRock Muni Intermediate Duration
   Fund, Inc.                                      4.13
PIMCO Intermediate Municipal Bond Active
   Exchange-Traded Fund                            4.06
BlackRock MuniYield Quality Fund III, Inc.         3.77
Nuveen Enhanced Municipal Value Fund               3.59
PIMCO Short Term Municipal Bond Active
   Exchange-Traded Fund                            3.57
Western Asset Municipal Partners Fund, Inc.        3.53
                                                --------
     Total                                        40.86%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
TOP STATE EXPOSURE                             INVESTMENTS
----------------------------------------------------------
California                                        13.12%
Texas                                             10.72
Illinois                                          10.68
Florida                                            8.81
New York                                           7.04
                                                --------
     Total                                        50.37%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (1)                             INVESTMENTS
----------------------------------------------------------
AAA                                               10.59%
AA                                                28.89
A                                                 25.82
BBB                                               17.79
BB                                                 4.88
B                                                  3.14
CCC-D                                              0.81
NR                                                 8.05
Other                                              0.03
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     SEPTEMBER 27, 2016 - FEBRUARY 28, 2019

              First Trust Municipal CEF           Morningstar US National & High
               Income Opportunity ETF               Yield Municipal CEF Index
9/27/16                $10,000                              $10,000
2/28/17                  9,433                                9,375
8/31/17                  9,919                                9,993
2/28/18                  9,415                                9,442
8/31/18                  9,613                                9,736
2/28/19                  9,889                               10,060

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through February 28, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17        207              17               0             0
9/1/17 - 8/31/18         188               0               0             1
9/1/18 - 2/28/19          74               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         10               0               0             0
9/1/17 - 8/31/18          63               0               0             0
9/1/18 - 2/28/19          48               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2019 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust CEF Income Opportunity ETF ("FCEF") and the First Trust Municipal CEF Income Opportunity ETF ("MCEF" and together with FCEF, the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, and is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the portfolios.

                              PORTFOLIO MANAGEMENT

Ken Fincher, Senior Vice President of First Trust, and Jordan Ramsland, Vice President of First Trust are the Funds' portfolio managers and have responsibility for the day-to-day management of each Fund's investment portfolio. Mr. Fincher has over 25 years of experience in financial markets. His current responsibilities include management of two First Trust exchange-traded funds and separately managed accounts that invest primarily in closed-end funds. He has also helped develop new product structures in the closed-end fund space. Mr. Fincher has been named Outstanding Individual Contributor to the Closed-End Fund Sector in 2007, 2006, 2005 and 2004 by financial analysts and his peers in the closed-end fund community and served on the Closed-End Fund committee of the Investment Company Institute. Mr. Fincher received a B.A. in financial administration from Michigan State University and an M.B.A. from Loyola University Graduate School of Business. Mr. Ramsland joined First Trust in 2013, and his current responsibilities include research and management of strategies that invest primarily in closed-end funds. He is responsible for updating and maintaining First Trust's proprietary closed-end fund models as part of the investment process for the First Trust closed-end funds, exchange-traded funds and separately managed accounts. Mr. Ramsland graduated from Palm Beach Atlantic University in 2011 with a B.S. in finance.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2019 (UNAUDITED)

As a shareholder of First Trust CEF Income Opportunity ETF or First Trust Municipal CEF Income Opportunity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX MONTH        SIX MONTH
                                                 SEPTEMBER 1, 2018   FEBRUARY 28, 2019      PERIOD       PERIOD (a) (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
Actual                                              $1,000.00            $  981.80           0.85%            $4.18
Hypothetical (5% return before expenses)            $1,000.00            $1,020.58           0.85%            $4.26

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
Actual                                              $1,000.00            $1,028.70           0.75%            $3.77
Hypothetical (5% return before expenses)            $1,000.00            $1,021.08           0.75%            $3.76


(a) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which each Fund invests.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1, 2018 through February 28, 2019), multiplied by 181/365 (to reflect the six-month period).

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2019 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 95.7%
               CAPITAL MARKETS -- 95.7%
       46,647  Advent Claymore Convertible
                  Securities and Income Fund            $     673,583
       30,171  AllianzGI Convertible & Income
                  2024 Target                                 271,539
       24,188  Apollo Tactical Income Fund, Inc.              356,531
       87,441  Ares Dynamic Credit Allocation
                  Fund, Inc.                                1,300,248
       38,989  Barings Global Short Duration
                  High Yield Fund                             704,531
       26,665  BlackRock Corporate High Yield
                  Fund, Inc.                                  273,316
       32,507  BlackRock Income Trust, Inc.                   190,491
       30,077  BlackRock Multi-Sector Income
                  Trust                                       503,790
       47,136  BlackRock Science & Technology
                  Trust                                     1,525,321
       44,503  Blackstone / GSO Strategic
                  Credit Fund                                 650,189
        6,404  Central Securities Corp.                       180,593
       56,132  Cohen & Steers Infrastructure
                  Fund, Inc.                                1,319,102
       69,904  Cohen & Steers REIT and
                  Preferred and Income Fund, Inc.           1,378,507
       71,363  DoubleLine Income Solutions
                  Fund                                      1,410,133
        3,100  Eaton Vance Enhanced Equity
                  Income Fund                                  44,578
       49,991  Eaton Vance Short Duration
                  Diversified Income Fund                     647,383
       59,436  Eaton Vance Tax-Advantaged
                  Dividend Income Fund                      1,304,620
       86,666  Eaton Vance Tax-Advantaged
                  Global Dividend Income Fund               1,345,056
       33,862  Eaton Vance Tax-Advantaged
                  Global Dividend Opportunities
                  Fund                                        792,371
       53,265  Gabelli Dividend & Income
                  Trust (The)                               1,138,273
       20,869  General American Investors Co.,
                  Inc.                                        682,625
        8,275  John Hancock Financial
                  Opportunities Fund                          289,873
       50,918  John Hancock Tax-Advantaged
                  Dividend Income Fund                      1,233,743
       92,930  KKR Income Opportunities Fund                1,466,435
       15,115  Lazard Global Total Return and
                  Income Fund, Inc.                           226,120
       40,157  Macquarie Global Infrastructure
                  Total Return Fund, Inc.                     889,478
      136,994  Nuveen Credit Strategies Income
                  Fund                                      1,074,033
       68,371  Nuveen Preferred & Income
                  Opportunities Fund                          637,901
       33,253  Nuveen Real Asset Income and
                  Growth Fund                                 521,075


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       22,513  Nuveen Short Duration Credit
                  Opportunities Fund                    $     362,009
       46,513  Nuveen Tax-Advantaged
                  Dividend Growth Fund                        741,417
       79,455  PGIM Global High Yield Fund,
                  Inc.                                      1,108,397
       67,484  PIMCO Dynamic Credit and
                  Mortgage Income Fund                      1,579,126
        3,386  PIMCO Income Opportunity
                  Fund                                         89,289
       39,079  Principal Real Estate Income
                  Fund                                        700,686
       19,435  Royce Micro-Cap Trust, Inc.                    170,251
       46,727  Royce Value Trust, Inc.                        666,794
       18,652  Source Capital, Inc.                           667,182
       50,896  Tekla Healthcare Investors                   1,044,386
       62,057  Tekla Healthcare Opportunities
                  Fund                                      1,101,512
       32,973  Templeton Emerging Markets
                  Fund                                        488,990
       29,507  Tortoise Pipeline & Energy Fund,
                  Inc.                                        431,687
       33,118  Tortoise Power and Energy
                  Infrastructure Fund, Inc.                   595,130
       33,323  Tri-Continental Corp.                          883,393
       55,940  Western Asset Emerging Markets
                  Debt Fund, Inc.                             777,566
       15,431  Western Asset Variable Rate
                  Strategic Fund, Inc.                        245,662
                                                        -------------
               TOTAL CLOSED-END FUNDS -- 95.7%             34,684,915
               (Cost $35,525,285)                       -------------

               MONEY MARKET FUNDS -- 4.2%
    1,506,427  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 2.29% (a)            1,506,427
               (Cost $1,506,427)                        -------------

               TOTAL INVESTMENTS -- 99.9%                  36,191,342
               (Cost $37,031,712) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                          53,504
                                                        -------------
               NET ASSETS -- 100.0%                     $  36,244,846
                                                        =============

(a)   Rate shown reflects yield as of February 28, 2019.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $715,493 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,555,863. The net unrealized depreciation was $840,370.


                        See Notes to Financial Statements                Page 11

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1          LEVEL 2          LEVEL 3
                          ---------------------------------------------
Closed-End Funds*         $34,684,915       $      --        $       --
Money Market Funds          1,506,427              --                --
                          ---------------------------------------------
Total Investments         $36,191,342       $      --        $       --
                          =============================================

* See Portfolio of Investments for industry breakout.


Page 12                 See Notes to Financial Statements

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2019 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 87.2%
               CAPITAL MARKETS -- 87.2%
        9,286  BlackRock Florida Municipal
                  2020 Term Trust                       $     132,418
        9,850  BlackRock Investment Quality
                  Municipal Trust, Inc.                       138,294
       20,876  BlackRock Long-Term Municipal
                  Advantage Trust                             240,283
       26,806  BlackRock Muni Intermediate
                  Duration Fund, Inc.                         363,757
        2,963  BlackRock Municipal 2020 Term
                  Trust                                        44,504
       20,740  BlackRock Municipal 2030
                  Target Term Trust                           457,317
       12,893  BlackRock Municipal Income
                  Investment Quality Trust                    175,732
        9,936  BlackRock Municipal Income
                  Trust                                       130,460
       12,701  BlackRock Municipal Income
                  Trust II                                    178,449
       15,816  BlackRock MuniHoldings
                  Investment Quality Fund                     205,924
        7,185  BlackRock MuniHoldings
                  Quality Fund, Inc.                           86,004
        3,259  BlackRock MuniYield Quality
                  Fund, Inc.                                   45,528
       21,021  BlackRock MuniYield Quality
                  Fund II, Inc.                               253,934
       26,330  BlackRock MuniYield Quality
                  Fund III, Inc.                              332,021
       11,416  DTF Tax-Free Income, Inc.                      150,235
       14,170  Eaton Vance Municipal Income
                  2028 Term Trust                             279,999
        5,707  Eaton Vance Municipal Income
                  Trust                                        67,000
        6,135  Eaton Vance National Municipal
                  Opportunities Trust                         128,528
       13,157  Invesco Municipal Trust                        156,437
        7,465  Invesco Pennsylvania Value
                  Municipal Income Trust                       91,446
       22,463  Invesco Quality Municipal
                  Income Trust                                269,331
       14,111  Invesco Trust for Investment
                  Grade Municipals                            172,154
       14,650  MainStay MacKay DefinedTerm
                  Municipal Opportunities Fund                291,535
       11,225  Neuberger Berman Municipal
                  Fund, Inc.                                  155,803
       28,187  Nuveen AMT-Free Municipal
                  Credit Income Fund                          410,685
       17,336  Nuveen AMT-Free Quality
                  Municipal Income Fund                       226,582
       22,923  Nuveen Enhanced Municipal
                  Value Fund                                  315,879


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       28,700  Nuveen Intermediate Duration
                  Municipal Term Fund                   $     369,656
        7,341  Nuveen Intermediate Duration
                  Quality Municipal Term Fund                  94,185
       27,204  Nuveen Municipal 2021 Target
                  Term Fund                                   262,519
       18,607  Nuveen Municipal Credit Income
                  Fund                                        269,802
       14,555  Nuveen Municipal High Income
                  Opportunity Fund                            189,506
       37,790  Nuveen Municipal Value Fund,
                  Inc.                                        366,185
       13,408  Nuveen Quality Municipal
                  Income Fund                                 179,533
        4,764  Nuveen Select Tax-Free Income
                  Portfolio                                    68,840
       14,591  Western Asset Intermediate Muni
                  Fund, Inc.                                  126,796
        5,066  Western Asset Municipal Defined
                  Opportunity Trust, Inc.                     104,512
        9,342  Western Asset Municipal High
                  Income Fund, Inc.                            68,103
       21,581  Western Asset Municipal Partners
                  Fund, Inc.                                  311,198
                                                        -------------
               TOTAL CLOSED-END FUNDS -- 87.2%              7,911,074
               (Cost $8,273,067)                        -------------

               EXCHANGE-TRADED FUNDS -- 9.9%
               CAPITAL MARKETS -- 9.9%
        6,698  PIMCO Intermediate Municipal
                  Bond Active Exchange-Traded Fund            357,941
        6,280  PIMCO Short Term Municipal
                  Bond Active Exchange-Traded Fund            314,283
        3,618  VanEck Vectors High-Yield
                  Municipal Index ETF                         223,194
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS -- 9.9%            895,418
               (Cost $900,133)                          -------------

               RIGHTS -- 0.0%
               CAPITAL MARKETS -- 0.0%
        6,062  BlackRock California Municipal
                  2018 Term Trust Escrow
                  Claim (a) (b)                                     0
       14,034  BlackRock Municipal 2018 Term
                  Trust Escrow Claim (a) (b)                        0
        1,515  BlackRock New York Municipal
                  2018 Term Trust Escrow
                  Claim (a) (b)                                     0
                                                        -------------
               TOTAL RIGHTS -- 0.0%                                 0
               (Cost $0)                                -------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

               DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TOTAL INVESTMENTS -- 97.1%               $   8,806,492
               (Cost $9,173,200) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 2.9%                         259,308
                                                        -------------
               NET ASSETS -- 100.0%                     $   9,065,800
                                                        =============

(a) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investments Company Act of 1940, as amended. At February 28, 2019, securities noted as such are valued as $0 or 0.0% of net assets.

(b) This security's value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $26,211 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $392,919. The net unrealized depreciation was $366,708.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1          LEVEL 2          LEVEL 3
                          ---------------------------------------------
Closed-End Funds*         $7,911,074        $      --        $       --
Exchange-Traded Funds*       895,418               --                --
Rights*                           --               --                --**
                          ---------------------------------------------
Total Investments         $8,806,492        $      --        $       --**
                          =============================================

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.


Page 14                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2019 (UNAUDITED)

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
ASSETS:
Investments, at value..................................................      $    36,191,342        $     8,806,492
Cash...................................................................               43,698                261,761
Dividends receivable...................................................               76,299                 23,271
                                                                             ---------------        ---------------
   Total Assets........................................................           36,311,339              9,091,524
                                                                             ---------------        ---------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................               43,698                 20,545
   Investment advisory fees............................................               22,795                  5,179
                                                                             ---------------        ---------------
   Total Liabilities...................................................               66,493                 25,724
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    36,244,846        $     9,065,800
                                                                             ===============        ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    36,403,470        $     9,794,099
Par value..............................................................               17,050                  5,000
Accumulated distributable earnings (loss)..............................             (175,674)              (733,299)
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    36,244,846        $     9,065,800
                                                                             ===============        ===============
NET ASSET VALUE, per share.............................................      $         21.26        $         18.13
                                                                             ===============        ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            1,705,000                500,002
                                                                             ===============        ===============
Investments, at cost...................................................      $    37,031,712        $     9,173,200
                                                                             ===============        ===============


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
INVESTMENT INCOME:
Dividends..............................................................      $     1,614,878        $       228,869
                                                                             ---------------        ---------------
   Total investment income.............................................            1,614,878                228,869
                                                                             ---------------        ---------------
EXPENSES:
Investment advisory fees...............................................              168,706                 39,160
                                                                             ---------------        ---------------
   Total expenses......................................................              168,706                 39,160
                                                                             ---------------        ---------------
NET INVESTMENT INCOME (LOSS)...........................................            1,446,172                189,709
                                                                             ---------------        ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (264,386)               (27,727)
   In-kind redemptions.................................................              256,966               (256,736)
   Distribution of capital gains from investment companies.............              165,627                  3,474
                                                                             ---------------        ---------------
Net realized gain (loss)...............................................              158,207               (280,989)
Net change in unrealized appreciation (depreciation) on investments....           (2,743,366)               202,679
                                                                             ---------------        ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (2,585,159)               (78,310)
                                                                             ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    (1,138,987)       $       111,399
                                                                             ===============        ===============


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                        FIRST TRUST
                                                                          CEF INCOME                    MUNICIPAL CEF INCOME
                                                                       OPPORTUNITY ETF                    OPPORTUNITY ETF
                                                                            (FCEF)                             (MCEF)
                                                               --------------------------------   --------------------------------
                                                                 SIX MONTHS                         SIX MONTHS
                                                                    ENDED            YEAR              ENDED            YEAR
                                                                  2/28/2019          ENDED           2/28/2019          ENDED
                                                                 (UNAUDITED)       8/31/2018        (UNAUDITED)       8/31/2018
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)..............................     $     1,446,172  $     1,094,764   $       189,709  $       478,480
Net realized gain (loss)..................................             158,207        1,519,642          (280,989)         (25,147)
Net change in unrealized appreciation (depreciation)......          (2,743,366)         202,496           202,679         (942,279)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................          (1,138,987)       2,816,902           111,399         (488,946)
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................          (1,119,100)                          (195,501)
Net investment income.....................................                           (1,571,800)                          (478,497)
Net realized gain.........................................                             (180,975)                                --
Return of capital.........................................                  --               --                --          (13,754)
                                                               ---------------  ---------------   ---------------  ---------------
Total distributions to shareholders.......................          (1,119,100)      (1,752,775)         (195,501)        (492,251)
                                                               ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................           6,721,722       21,813,751                --        3,745,622
Cost of shares redeemed...................................         (13,972,354)      (8,641,468)       (4,304,325)      (2,751,117)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................          (7,250,632)      13,172,283        (4,304,325)         994,505
                                                               ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets...................          (9,508,719)      14,236,410        (4,388,427)          13,308
NET ASSETS:
Beginning of period.......................................          45,753,565       31,517,155        13,454,227       13,440,919
                                                               ---------------  ---------------   ---------------  ---------------
End of period.............................................     $    36,244,846  $    45,753,565   $     9,065,800  $    13,454,227
                                                               ===============  ===============   ===============  ===============
Accumulated net investment income (loss)
   at end of period.......................................                      $        23,208                    $            --
                                                                                ===============                    ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................           2,055,000        1,455,000           750,002          700,002
Shares sold...............................................             350,000        1,000,000                --          200,000
Shares redeemed...........................................            (700,000)        (400,000)         (250,000)        (150,000)
                                                               ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.........................           1,705,000        2,055,000           500,002          750,002
                                                               ===============  ===============   ===============  ===============


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

                                                                   SIX MONTHS
                                                                      ENDED            YEAR            PERIOD
                                                                    2/28/2019          ENDED            ENDED
                                                                   (UNAUDITED)       8/31/2018      8/31/2017 (a)
                                                                 ---------------  ---------------  ---------------
Net asset value, beginning of period............................    $   22.26        $   21.66        $   20.05
                                                                    ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.79             0.78             1.02
Net realized and unrealized gain (loss).........................        (1.22)            0.93             1.61
                                                                    ---------        ---------        ---------
Total from investment operations................................        (0.43)            1.71             2.63
                                                                    ---------        ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.48)           (1.01)           (0.79)
Net realized gain...............................................        (0.09)           (0.10)           (0.12)
Return of capital...............................................           --               --            (0.11)
                                                                    ---------        ---------        ---------
Total distributions.............................................        (0.57)           (1.11)           (1.02)
                                                                    ---------        ---------        ---------
Net asset value, end of period..................................    $   21.26        $   22.26        $   21.66
                                                                    =========        =========        =========
TOTAL RETURN (b)................................................        (1.82)%           8.09%           13.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $  36,245        $  45,754        $  31,517
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)...............         0.85% (d)        0.85%            0.85% (d)
Ratio of net investment income (loss) to average net assets.....         7.29% (d)        3.14%            5.99% (d)
Portfolio turnover rate (e).....................................            7%              15%              23%


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
                                                                   SIX MONTHS
                                                                      ENDED            YEAR            PERIOD
                                                                    2/28/2019          ENDED            ENDED
                                                                   (UNAUDITED)       8/31/2018      8/31/2017 (a)
                                                                 ---------------  ---------------  ---------------
Net asset value, beginning of period............................    $   17.94        $   19.20        $   20.05
                                                                    ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.30             0.64             0.61
Net realized and unrealized gain (loss).........................         0.20            (1.24)           (0.80)
                                                                    ---------        ---------        ---------
Total from investment operations................................         0.50            (0.60)           (0.19)
                                                                    ---------        ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.31)           (0.64)           (0.61)
Return of capital...............................................           --            (0.02)           (0.05)
                                                                    ---------        ---------        ---------
Total distributions.............................................        (0.31)           (0.66)           (0.66)
                                                                    ---------        ---------        ---------
Net asset value, end of period..................................    $   18.13        $   17.94        $   19.20
                                                                    =========        =========        =========
TOTAL RETURN (b)................................................         2.87%           (3.09)%          (0.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $   9,066         $ 13,454         $ 13,441
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)...............         0.75% (d)        0.75%            0.75% (d)
Ratio of net investment income (loss) to average net assets.....         3.63% (d)        3.54%            3.59% (d)
Portfolio turnover rate (e).....................................            7%              11%              18%

(a) Inception date is September 27, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 18                 See Notes to Financial Statements


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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seven funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

    First Trust CEF Income Opportunity ETF -- (Nasdaq ticker "FCEF")
    First Trust Municipal CEF Income Opportunity ETF -- (Nasdaq ticker "MCEF")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund and principally invests in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges ("Closed-End Funds"). FCEF's primary investment objective is to provide current income with a secondary emphasis on total return. MCEF's investment objective is to provide current income. Each Fund seeks to achieve its investment objective(s) by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in Closed-End Funds. MCEF invests in Closed-End Funds ("Municipal Closed-End Funds") which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes ("Municipal Securities"). MCEF may also invest in exchange-traded funds. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Because the shares of Closed-End Funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company, investors seek to buy and sell shares of Closed-End Funds in the secondary market.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly by each Fund. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2018 was as follows:

                                                               Distributions  Distributions  Distributions  Distributions
                                                                 paid from      paid from      paid from      paid from
                                                                 Ordinary        Capital      Tax-Exempt      Return of
                                                                  Income          Gains         Income         Capital
                                                               -------------  -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                         $   1,571,800  $     180,975  $          --  $          --
First Trust Municipal CEF Income Opportunity ETF                       4,522             --        473,975         13,754

As of August 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                              Accumulated        Net
                                                                              Undistributed   Capital and    Unrealized
                                                                                Ordinary         Other      Appreciation
                                                                                 Income       Gain (Loss)   (Depreciation)
                                                                              -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                                        $      23,208  $     191,511  $   1,867,694
First Trust Municipal CEF Income Opportunity ETF                                         --        (75,717)      (573,480)

D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the First Trust Municipal CEF Income Opportunity ETF intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through "exempt dividends" as defined in the Internal Revenue Code.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017 and 2018 remain open to federal and state audit. As of February 28, 2019, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2018, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                               Non-Expiring
                                                               Capital Loss
                                                               Carryforwards
                                                               -------------
First Trust CEF Income Opportunity ETF                         $          --
First Trust Municipal CEF Income Opportunity ETF                      75,717

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. FCEF and MCEF have each agreed to pay First Trust an annual unitary management fee equal to 0.85% and 0.75% of its average daily net assets, respectively. In addition, each Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2019, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  2,602,348    $  2,545,978
First Trust Municipal CEF Income Opportunity ETF                     709,127         757,998

For the six months ended February 28, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  5,918,757    $ 13,025,870
First Trust Municipal CEF Income Opportunity ETF                          --       4,183,842


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 2, 2020.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the SEC's website at www.sec.gov.

Beginning in April 2019, the Trust will cease to disclose each Fund's holdings on Form N-Q and will file Form N-PORT with the SEC on a fiscal quarter basis. Part F of Form N-PORT, which contains the complete schedule of each Fund's portfolio holdings, will be made available in the same manner as Form N-Q discussed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

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


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


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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust TCW Opportunistic Fixed Income ETF (FIXD)

        First Trust TCW Unconstrained Plus Bond ETF (UCON)


----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2019
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2019

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust TCW Opportunistic Fixed Income ETF (FIXD).....................  2
   First Trust TCW Unconstrained Plus Bond ETF (UCON)........................  5
Notes to Fund Performance Overview...........................................  8
Portfolio Management.........................................................  9
Understanding Your Fund Expenses............................................. 10
Portfolio of Investments
   First Trust TCW Opportunistic Fixed Income ETF (FIXD)..................... 11
   First Trust TCW Unconstrained Plus Bond ETF (UCON)........................ 31
Statements of Assets and Liabilities......................................... 50
Statements of Operations..................................................... 51
Statements of Changes in Net Assets.......................................... 52
Financial Highlights......................................................... 53
Notes to Financial Statements................................................ 54
Additional Information....................................................... 63

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2019

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Taxable Fixed Income Funds of First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six months ended February 28, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.

Market volatility was the norm over the last six months, continuing the pattern we had seen throughout 2018. At the close of the third quarter in September, the markets had moved higher into positive territory. In fact, all three major U.S. indices (the Nasdaq Composite Index, the Dow Jones Industrial Average (the "DJIA") and the S&P 500(R) Index) hit record levels during the third quarter. In October, markets were again very volatile, surprising analysts and investors alike. Both global markets and U.S. markets fell on fears of slowing growth, trade wars and higher interest rates. The DJIA was down 4.98% for October and the MSCI EAFE Index, an index of stocks in 21 developed markets (excluding the U.S. and Canada), was down 7.96%. However, as November ended, the DJIA climbed 617 points (2.49%) to its biggest one-day gain in eight months. The MSCI EAFE Index ended November down slightly. December held its own shocks as it became the worst December for stocks since the Great Depression. The DJIA and MSCI EAFE Index ended December with year-to-date returns of -3.48% and -13.79%, respectively. For the first time in nine years, the S&P 500(R) Index posted a negative return for the year, down 4.38%. During the fourth quarter, international equities outperformed the U.S. for the first time all year. Emerging markets, which suffered throughout most of 2018, dropped 7.50% in the fourth quarter, yet still managed to outperform the U.S. and developed markets by over 500 basis points.

Municipals ended 2018 with a solid gain of 1.69% in the fourth quarter, which saw a distinct return of volatility in both bond and equity markets. A rate rally in the last two months of the fourth quarter led to solid gains. Municipal yields were modestly lower in February 2019, mostly due to strong demand and relatively light supply. In fact, investor demand for tax-free debt continued at the strongest annual pace in the last ten years as measured by municipal fund cash flows.

As 2019 began, investors wondered if the volatility of 2018 would continue. For the month of January, the DJIA rose steadily, ending the month up 7.29% from December's low. The MSCI EAFE Index also trended upward, ending January up 6.57%. For February, the DJIA rose even higher and ended the month at 11.62%, while the MSCI EAFE Index also rose, ending the month at 9.00%.

The Federal Reserve (the "Fed") raised interest rates in September and again in December to a target range of 2.25-2.50%. The Fed also lowered its inflation and growth expectations for 2019 and subsequently reduced its interest rate hike projections as well, from three rate hikes to two.

While trade tensions have had an impact on markets around the world and could continue to do so in the future, our First Trust economists believe that the long-term impact of U.S. tariffs will be to encourage countries to come back to the table and talk about more equal trade. Despite market volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.

We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

The investment objective of the First Trust TCW Opportunistic Fixed Income ETF (the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities
(ABS); domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments, including emerging markets; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; and other debt securities bearing fixed interest rates of any maturity. The Fund may also invest in collateralized loan obligations (CLOs), floating rate securities, variable rate securities and Rule 144A securities. Shares of the Fund are listed on The Nasdaq Stock Exchange LLC under the ticker symbol "FIXD."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (2/14/17)     Inception (2/14/17)
                                                        2/28/19           2/28/19            to 2/28/19              to 2/28/19
FUND PERFORMANCE
NAV                                                      2.00%             3.35%                2.28%                   4.70%
Market Price                                             2.14%             3.56%                2.35%                   4.84%

INDEX PERFORMANCE
Bloomberg Barclays U.S. Aggregate Bond Index             1.99%             3.17%                2.12%                   4.37%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
ASSET CLASSIFICATION                           INVESTMENTS
----------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                     30.00%
U.S. Government Bonds and Notes                   24.24
Corporate Bonds                                   22.45
Asset-Backed Securities                            8.64
Mortgage-Backed Securities                         5.35
Foreign Corporate Bonds                            4.20
U.S. Treasury Bills                                2.08
Money Market Funds                                 1.88
Foreign Sovereign Bonds                            0.60
Municipal Bonds                                    0.46
Capital Preferred Securities                       0.06
Senior Floating-Rate Loan Interests                0.04
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY(1)                              INVESTMENTS
----------------------------------------------------------
Government/Agency                                 56.32%
AAA                                                3.53
AA+                                                1.57
AA                                                 0.82
AA-                                                0.39
A+                                                 0.81
A                                                  1.83
A-                                                 4.26
BBB+                                               5.62
BBB                                                7.37
BBB-                                               5.21
BB+                                                0.44
BB                                                 1.44
BB-                                                0.50
B+                                                 1.00
B                                                  0.96
B-                                                 0.62
CCC+                                               0.16
CCC                                                1.37
CC                                                 0.25
D                                                  0.40
NR                                                 5.13
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF FIXED-
                                                 INCOME
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
U.S. Treasury Note 2.50%, 01/31/21                 7.23%
U.S. Treasury Bond 3.00%, 02/15/49                 6.97
U.S. Treasury Note 2.50%, 01/31/24                 2.96
U.S. Treasury Note 3.13%, 11/15/28                 2.30
U.S. Treasury Note 2.63%, 12/31/23                 2.24
U.S. Treasury Note 2.38%, 02/29/24                 2.12
Federal Home Loan Mortgage Corporation,
   Pool G67717, 4.00%, 11/01/48                    1.52
U.S. Treasury Bill 0.00%, 04/11/19                 1.26
Federal Home Loan Mortgage Corporation,
   Pool G67714, 4.00%, 07/01/48                    1.09
Government National Mortgage Corporation,
   Pool MA5399, 4.50%, 08/20/48                    0.85
                                                --------
   Total                                          28.54%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     FEBRUARY 14, 2017 - FEBRUARY 28, 2019

                     First Trust TCW         Bloomberg Barclays
                   Opportunistic Fixed         U.S. Aggregate
                       Income ETF                Bond Index
2/14/17                  $10,000                  $10,000
2/28/17                   10,068                   10,066
8/31/17                   10,323                   10,342
2/28/18                   10,130                   10,117
8/31/18                   10,265                   10,233
2/28/19                   10,470                   10,437

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2017 (commencement of trading) through February 28, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 8/31/17        117               0               0             0
9/1/17 - 8/31/18         180               1               0             0
9/1/18 - 2/28/19         106               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 8/31/17         21               0               0             0
9/1/17 - 8/31/18          71               0               0             0
9/1/18 - 2/28/19          16               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

The investment objective of the First Trust TCW Unconstrained Plus Bond ETF (the "Fund") is to seek to maximize long-term total return. The Fund's investment sub-advisor, TCW Investment Management Company LLC, will manage the Fund's portfolio in an "unconstrained" manner, meaning that its investment universe is not limited to the securities of any particular index and it has discretion to invest in fixed income securities of any type or credit quality, including up to 70% in high yield (or "junk") securities, up to 60% in securities issued by issuers with significant ties to emerging market countries and up to 50% in securities denominated in non-U.S. currencies. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities
(ABS); domestic corporate bonds; fixed income securities issued by non-U.S. corporations and non-U.S. governments, including those operating in emerging markets; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; and other debt securities bearing fixed interest rates of any maturity. The Fund may also invest in collateralized loan obligations
(CLOs), floating and variable rate securities, Rule 144A securities, preferred stock and common stock. Under normal market conditions, the Fund's average portfolio duration will vary from 0 to 10 years. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "UCON."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CUMULATIVE
                                                                                                                       TOTAL RETURNS
                                                                                                                         Inception
                                                                                                    6 Months Ended       (6/4/18)
                                                                                                       2/28/19          to 2/28/19
FUND PERFORMANCE
NAV                                                                                                     2.15%              3.23%
Market Price                                                                                            1.66%              3.07%

INDEX PERFORMANCE
ICE BofAML US Dollar 3-Month Deposit Offered Rate Average Index                                         1.27%              1.85%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
ASSET CLASSIFICATION                           INVESTMENTS
----------------------------------------------------------
Corporate Bonds                                   35.91%
U.S. Government Agency Mortgage-Backed
   Securities                                     21.02
Mortgage-Backed Securities                        12.99
U.S. Treasury Bills                               12.93
Asset-Backed Securities                            6.74
Foreign Corporate Bonds                            6.64
Foreign Sovereign Bonds                            1.47
Money Market Funds                                 1.23
Municipal Bonds                                    0.51
U.S. Government Bonds and Notes                    0.30
Commercial Paper                                   0.26
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY(1)                              INVESTMENTS
----------------------------------------------------------
Government/Agency                                 34.25%
AAA                                                1.90
AA+                                                0.57
AA                                                 0.49
AA-                                                0.51
A+                                                 1.78
A                                                  3.25
A-                                                 6.99
BBB+                                               9.48
BBB                                               10.99
BBB-                                               7.56
BB+                                                1.20
BB                                                 2.13
BB-                                                1.28
B+                                                 1.05
B                                                  0.61
B-                                                 0.92
CCC+                                               0.36
CCC                                                7.25
CC                                                 0.49
D                                                  0.61
NR                                                 6.33
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                                  % OF
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
U.S. Treasury Bill 0.00%, 4/11/19                  8.15%
U.S. Treasury Bill 0.00%, 4/4/19                   2.14
U.S. Treasury Bill 0.00%, 4/18/19                  1.59
U.S. Treasury Bill 0.00%, 4/23/19                  0.99
Morgan Stanley, Global Medium-Term Note
   3.70%, 10/23/24                                 0.97
JPMorgan Chase & Co., 3 Mo. LIBOR +
   1.26%, 4.20%, 7/23/29                           0.84
Federal National Mortgage Association,
   Pool BL1137, 3.73%, 1/1/29                      0.84
Freddie Mac Multifamily Structured Pass
   Through Certificates, Series 2018-KJ21,
   Class A1, 3.11%, 6/25/25                        0.79
Citigroup, Inc. 2.90%, 12/08/21                    0.76
Wells Fargo & Co., Medium-Term Note
   2.63%, 7/22/22                                  0.75
                                                --------
   Total                                          17.82%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JUNE 4, 2018 - FEBRUARY 28, 2019

                    First Trust TCW          ICE BofAML US Dollar
                   Unconstrained Plus       3-Month Deposit Offered
                        Bond ETF              Rate Average Index
6/4/18                  $10,000                     $10,000
8/31/18                  10,106                      10,057
2/28/19                  10,323                      10,185

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 5, 2018 (commencement of trading) through February 28, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/5/18 - 8/31/18          50               0               0             0
9/1/18 - 2/28/19          97               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/5/18 - 8/31/18          13               0               0             0
9/1/18 - 2/28/19          25               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2019 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to First Trust TCW Opportunistic Fixed Income ETF ("FIXD") and First Trust TCW Unconstrained Plus Bond ETF ("UCON") (each a "Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administration services necessary for the management of each Fund.

                                  SUB-ADVISOR

TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor"), serves as investment sub-advisor. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. TCW, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, was founded in 1996, and is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). TCW, together with TCW Group and its other subsidiaries, which provide a variety of trust, investment management and investment advisory services, had approximately $203.0 billion under management or committed to management, including $168.4 billion of U.S. fixed income investments, as of February 28, 2019.

                           PORTFOLIO MANAGEMENT TEAM

TAD RIVELLE, CHIEF INVESTMENT OFFICER OF THE FIXED INCOME GROUP OF TCW

STEPHEN M. KANE, CFA, GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

LAIRD LANDMANN, CO-DIRECTOR AND GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

BRIAN T. WHALEN, CFA, GENERALIST PORTFOLIO MANAGER IN THE FIXED INCOME GROUP OF TCW

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2019 (UNAUDITED)

As a shareholder of First Trust TCW Opportunistic Fixed Income ETF or First Trust TCW Unconstrained Plus Bond ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE     DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX MONTH       SIX MONTH
                                                 SEPTEMBER 1, 2018   FEBRUARY 28, 2019    PERIOD (a)      PERIOD (b)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
Actual                                               $1,000.00           $1,020.00           0.55%           $2.75
Hypothetical (5% return before expenses)             $1,000.00           $1,022.07           0.55%           $2.76

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
Actual                                               $1,000.00           $1,021.50           0.75%           $3.76
Hypothetical (5% return before expenses)             $1,000.00           $1,021.08           0.75%           $3.76


(a) These expense ratios reflect an expense waiver. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1, 2018 through February 28, 2019), multiplied by 181/365 (to reflect the six-month period).

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 31.2%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.4%
                Federal Home Loan Mortgage Corporation
$      238,291     Series 2017-4656, Class EZ.......................................     4.00%       02/15/47    $     245,936
                Federal National Mortgage Association
     1,559,332     Series 2018-38, Class PA.........................................     3.50%       06/25/47        1,572,834
     1,728,359     Series 2018-86, Class JA.........................................     4.00%       05/25/47        1,780,009
       753,877     Series 2018-94, Class KD.........................................     3.50%       12/25/48          761,490
     1,026,026     Series 2019-1, Class KP..........................................     3.25%       02/25/49        1,025,787
                Government National Mortgage Association
       715,621     Series 2018-115, Class DE........................................     3.50%       08/20/48          726,071
       635,760     Series 2018-124, Class NW........................................     3.50%       09/20/48          644,194
                                                                                                                 -------------
                                                                                                                     6,756,321
                                                                                                                 -------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.8%
                Federal National Mortgage Association
     1,245,000     Series 2018-M1, Class A2 (a).....................................     2.99%       12/25/27        1,222,359
                Freddie Mac Multifamily Structured Pass-Through Certificates
       152,971     Series 2016-KF16, Class A, 1 Mo. LIBOR + 0.63% (b)...............     3.14%       03/25/26          153,331
       770,794     Series 2017-KJ18, Class A1.......................................     2.46%       03/25/22          766,172
     1,088,458     Series 2017-Q006, Class APT2 (b).................................     2.48%       09/25/26        1,116,273
       695,000     Series 2018-K158, Class A3.......................................     3.90%       10/25/33          714,875
                                                                                                                 -------------
                                                                                                                     3,973,010
                                                                                                                 -------------
                PASS-THROUGH SECURITIES -- 29.0%
                Federal Home Loan Mortgage Corporation
       266,397     Pool C91981......................................................     3.00%       02/01/38          262,603
       171,091     Pool G07961......................................................     3.50%       03/01/45          172,208
       181,476     Pool G08692......................................................     3.00%       02/01/46          177,847
       106,841     Pool G08721......................................................     3.00%       09/01/46          104,704
       648,228     Pool G08732......................................................     3.00%       11/01/46          635,062
     1,317,197     Pool G08737......................................................     3.00%       12/01/46        1,290,852
       420,489     Pool G08738......................................................     3.50%       12/01/46          422,325
       681,581     Pool G08741......................................................     3.00%       01/01/47          667,745
       437,054     Pool G08747......................................................     3.00%       02/01/47          428,153
       439,557     Pool G08748......................................................     3.50%       02/01/47          441,296
     1,416,179     Pool G08750......................................................     3.00%       03/01/47        1,387,633
       663,445     Pool G08766......................................................     3.50%       06/01/47          665,521
     1,603,911     Pool G08788......................................................     3.50%       11/01/47        1,607,275
     4,059,615     Pool G08791......................................................     3.00%       12/01/47        3,974,633
     1,393,289     Pool G08795......................................................     3.00%       01/01/48        1,364,093
       743,496     Pool G08800......................................................     3.50%       02/01/48          744,948
     1,563,706     Pool G08816......................................................     3.50%       06/01/48        1,566,759
       343,658     Pool G08833......................................................     5.00%       07/01/48          361,298
        70,093     Pool G08838......................................................     5.00%       09/01/48           73,691
     1,452,397     Pool G08843......................................................     4.50%       10/01/48        1,506,383
       315,621     Pool G08844......................................................     5.00%       10/01/48          331,830
       914,380     Pool G08849......................................................     5.00%       11/01/48          961,315
       973,403     Pool G16085......................................................     2.50%       02/01/32          957,162
     2,828,941     Pool G16524......................................................     3.50%       05/01/33        2,879,966
       366,638     Pool G18670......................................................     3.00%       12/01/32          366,479
       244,276     Pool G18713......................................................     3.50%       11/01/33          248,496
       896,309     Pool G60080......................................................     3.50%       06/01/45          902,996


                        See Notes to Financial Statements                Page 11

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      583,948     Pool G60440......................................................     3.50%       03/01/46    $     588,304
     1,504,742     Pool G60658......................................................     3.50%       07/01/46        1,516,340
     1,711,804     Pool G67700......................................................     3.50%       08/01/46        1,723,621
       806,195     Pool G67703......................................................     3.50%       04/01/47          811,313
     3,884,214     Pool G67706......................................................     3.50%       12/01/47        3,905,988
     3,039,918     Pool G67707......................................................     3.50%       01/01/48        3,062,591
     2,980,925     Pool G67708......................................................     3.50%       03/01/48        2,993,014
     2,991,918     Pool G67709......................................................     3.50%       03/01/48        3,008,681
     3,456,296     Pool G67710......................................................     3.50%       03/01/48        3,466,557
     5,113,518     Pool G67714......................................................     4.00%       07/01/48        5,275,248
     7,126,652     Pool G67717......................................................     4.00%       11/01/48        7,347,837
     1,264,803     Pool G67718......................................................     4.00%       01/01/49        1,300,001
     1,675,000     Pool TBA (c).....................................................     4.50%       06/15/48        1,735,543
       595,504     Pool U90772......................................................     3.50%       01/01/43          599,193
     1,692,332     Pool WA3208......................................................     3.98%       04/01/34        1,750,470
                Federal National Mortgage Association
       595,995     Pool 995916......................................................     5.01%       06/01/19          597,478
       893,300     Pool AM1619......................................................     2.34%       12/01/22          880,116
       115,897     Pool AM5673......................................................     3.65%       04/01/23          119,884
     1,600,000     Pool AM6501......................................................     3.32%       08/01/26        1,629,285
       118,486     Pool AM7122......................................................     3.61%       11/01/34          120,482
        93,400     Pool AM7817......................................................     3.31%       01/01/27           95,038
        42,818     Pool AN0550......................................................     3.63%       02/01/31           43,928
       156,874     Pool AN1151......................................................     3.20%       03/01/31          155,072
       120,000     Pool AN2786......................................................     2.76%       09/01/36          109,173
       203,618     Pool AN4665......................................................     3.49%       02/01/32          204,904
        97,561     Pool AN5529......................................................     3.02%       06/01/28           96,202
       796,096     Pool AN7227......................................................     3.20%       10/01/29          789,684
       700,000     Pool AN7274......................................................     3.10%       11/01/29          687,396
     1,821,810     Pool AN9305......................................................     3.39%       05/01/30        1,827,958
       361,290     Pool AS9334......................................................     3.00%       03/01/32          361,120
     1,750,000     Pool BL0844......................................................     3.87%       02/01/29        1,834,831
     2,413,706     Pool BM1903......................................................     3.50%       08/01/47        2,427,495
     2,610,966     Pool BM3260......................................................     3.50%       01/01/48        2,617,521
     1,073,866     Pool CA0996......................................................     3.50%       01/01/48        1,077,541
     2,693,203     Pool CA1187......................................................     3.50%       02/01/48        2,696,708
     1,874,170     Pool CA1710......................................................     4.50%       05/01/48        1,941,587
     1,240,872     Pool CA1711......................................................     4.50%       05/01/48        1,285,878
       826,582     Pool CA2208......................................................     4.50%       08/01/48          856,285
     1,324,627     Pool CA2327......................................................     4.00%       09/01/48        1,364,763
       792,948     Pool MA1146......................................................     4.00%       08/01/42          814,029
       340,050     Pool MA2145......................................................     4.00%       01/01/45          348,604
        52,999     Pool MA2896......................................................     3.50%       02/01/47           53,175
       191,376     Pool MA3088......................................................     4.00%       08/01/47          195,822
       707,595     Pool MA3147......................................................     3.00%       10/01/47          692,286
     1,590,289     Pool MA3179......................................................     3.00%       11/01/47        1,555,841
     3,399,883     Pool MA3210......................................................     3.50%       12/01/47        3,404,308
       409,217     Pool MA3237......................................................     3.00%       01/01/48          400,223
       273,393     Pool MA3238......................................................     3.50%       01/01/48          273,749
     2,118,022     Pool MA3239......................................................     4.00%       01/01/48        2,167,292


Page 12                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    1,063,647     Pool MA3276......................................................     3.50%       02/01/48    $   1,065,676
       736,397     Pool MA3336......................................................     3.50%       04/01/38          744,537
       635,362     Pool MA3410......................................................     3.50%       07/01/33          646,066
     1,295,234     Pool MA3444......................................................     4.50%       08/01/48        1,341,729
       130,000     Pool TBA (c).....................................................     3.00%       03/25/33          129,784
     3,375,000     Pool TBA (c).....................................................     5.00%       07/25/48        3,539,680
                Government National Mortgage Association
       496,282     Pool MA1157......................................................     3.50%       07/20/43          503,590
       543,825     Pool MA4069......................................................     3.50%       11/20/46          549,530
       303,303     Pool MA4195......................................................     3.00%       01/20/47          299,877
       385,560     Pool MA4196......................................................     3.50%       01/20/47          389,550
       192,349     Pool MA4453......................................................     4.50%       05/20/47          200,230
       195,801     Pool MA4586......................................................     3.50%       07/20/47          197,771
     1,359,620     Pool MA4588......................................................     4.50%       07/20/47        1,408,810
     1,791,233     Pool MA4652......................................................     3.50%       08/20/47        1,809,154
       491,515     Pool MA4719......................................................     3.50%       09/20/47          496,416
       214,853     Pool MA4722......................................................     5.00%       09/20/47          224,482
       158,591     Pool MA4777......................................................     3.00%       10/20/47          156,728
     3,853,339     Pool MA4836......................................................     3.00%       11/20/47        3,808,091
     3,860,617     Pool MA4837......................................................     3.50%       11/20/47        3,899,113
       677,655     Pool MA4838......................................................     4.00%       11/20/47          696,482
       276,080     Pool MA4901......................................................     4.00%       12/20/47          283,750
     1,002,052     Pool MA4961......................................................     3.00%       01/20/48          990,285
     1,635,782     Pool MA4962......................................................     3.50%       01/20/48        1,652,093
     2,685,347     Pool MA4963......................................................     4.00%       01/20/48        2,759,952
     1,579,722     Pool MA5078......................................................     4.00%       03/20/48        1,623,611
     3,250,666     Pool MA5136......................................................     3.50%       04/20/48        3,283,080
     3,998,115     Pool MA5399......................................................     4.50%       08/20/48        4,142,764
     1,343,548     Pool MA5466......................................................     4.00%       09/20/48        1,380,875
     1,474,427     Pool MA5597......................................................     5.00%       11/20/48        1,540,400
       430,000     Pool TBA (c).....................................................     5.00%       07/20/47          448,008
                                                                                                                 -------------
                                                                                                                   137,525,746
                                                                                                                 -------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................    148,255,077
                (Cost $148,020,747)                                                                              -------------

U.S. GOVERNMENT BONDS AND NOTES -- 25.2%

    34,385,000  U.S. Treasury Bond..................................................     3.00%       02/15/49       33,812,812
     1,609,894  U.S. Treasury Inflation Indexed Bond (d)............................     1.00%       02/15/48        1,565,133
       253,966  U.S. Treasury Inflation Indexed Note (d)............................     0.13%       07/15/24          248,330
       874,112  U.S. Treasury Inflation Indexed Note (d)............................     0.38%       07/15/25          861,057
     1,561,529  U.S. Treasury Inflation Indexed Note (d)............................     0.75%       07/15/28        1,564,879
    35,095,000  U.S. Treasury Note..................................................     2.50%       01/31/21       35,081,290
    10,815,000  U.S. Treasury Note..................................................     2.63%       12/31/23       10,865,907
    14,355,000  U.S. Treasury Note..................................................     2.50%       01/31/24       14,347,991
    10,365,000  U.S. Treasury Note..................................................     2.38%       02/29/24       10,300,826
    10,775,000  U.S. Treasury Note..................................................     3.13%       11/15/28       11,151,494
                                                                                                                 -------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................    119,799,719
                (Cost $119,913,362)                                                                              -------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS -- 23.4%

                AEROSPACE/DEFENSE -- 0.3%
$      600,000  BAE Systems Holdings, Inc. (e)......................................     6.38%       06/01/19    $     604,729
       405,000  L3 Technologies, Inc................................................     4.40%       06/15/28          416,416
       100,000  Northrop Grumman Corp...............................................     2.93%       01/15/25           97,053
       305,000  Northrop Grumman Corp...............................................     3.20%       02/01/27          294,487
                                                                                                                 -------------
                                                                                                                     1,412,685
                                                                                                                 -------------
                AGRICULTURE -- 0.2%
       280,000  BAT Capital Corp....................................................     4.39%       08/15/37          232,452
       545,000  BAT Capital Corp....................................................     4.54%       08/15/47          440,780
       250,000  Reynolds American, Inc..............................................     4.45%       06/12/25          252,491
                                                                                                                 -------------
                                                                                                                       925,723
                                                                                                                 -------------
                AIRLINES -- 0.7%
     1,166,619  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26        1,150,229
       132,241  American Airlines Pass-Through Trust, Series 2015-2, Class AA.......     3.60%       09/22/27          130,244
     1,025,807  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22        1,074,020
       138,383  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1........     6.72%       01/02/23          147,039
       576,422  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24          616,396
                                                                                                                 -------------
                                                                                                                     3,117,928
                                                                                                                 -------------
                AUTO MANUFACTURERS -- 1.0%
       885,000  Ford Motor Credit Co. LLC...........................................     2.34%       11/02/20          863,478
       285,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)..................     3.68%       10/12/21          274,948
       300,000  Ford Motor Credit Co. LLC...........................................     3.81%       10/12/21          296,366
     1,246,000  Ford Motor Credit Co. LLC...........................................     5.60%       01/07/22        1,277,883
       230,000  Ford Motor Credit Co. LLC...........................................     3.34%       03/28/22          220,867
       150,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (b)..................     3.82%       08/03/22          142,506
       655,000  Ford Motor Credit Co. LLC...........................................     4.25%       09/20/22          645,900
       210,000  General Motors Financial Co., Inc...................................     2.40%       05/09/19          209,853
       750,000  General Motors Financial Co., Inc...................................     3.15%       01/15/20          750,097
                                                                                                                 -------------
                                                                                                                     4,681,898
                                                                                                                 -------------
                BANKS -- 3.0%
       180,000  Bank of America Corp. (f)...........................................     3.00%       12/20/23          177,765
     1,100,000  Bank of America Corp. (f)...........................................     3.42%       12/20/28        1,062,348
       850,000  Bank of America Corp., Global Medium-Term Note (f)..................     3.59%       07/21/28          832,743
        75,000  Bank of America Corp., Medium-Term Note (f).........................     3.09%       10/01/25           73,263
       210,000  Bank of America Corp., Medium-Term Note (f).........................     4.27%       07/23/29          215,884
       300,000  Bank of New York Mellon (The) Corp., Medium-Term Note (f)...........     2.66%       05/16/23          295,629
       250,000  Citigroup, Inc......................................................     8.50%       05/22/19          253,047
     1,000,000  Citigroup, Inc. (f).................................................     3.14%       01/24/23          997,918
       600,000  Citigroup, Inc. (f).................................................     3.52%       10/27/28          582,345
     1,000,000  Goldman Sachs Group, (The), Inc. (f)................................     2.88%       10/31/22          985,890
        75,000  Goldman Sachs Group, (The), Inc. (f)................................     3.27%       09/29/25           72,711
       550,000  Goldman Sachs Group, (The), Inc. (f)................................     3.69%       06/05/28          533,360
       695,000  Goldman Sachs Group, (The), Inc. (f)................................     3.81%       04/23/29          676,224
       890,000  JPMorgan Chase & Co. (f)............................................     4.02%       12/05/24          912,964
       500,000  JPMorgan Chase & Co.................................................     3.90%       07/15/25          512,068
     1,150,000  JPMorgan Chase & Co.................................................     3.20%       06/15/26        1,118,134
       365,000  JPMorgan Chase & Co. (f)............................................     3.54%       05/01/28          359,038
       425,000  Morgan Stanley, Medium-Term Note (f)................................     4.43%       01/23/30          439,745
       400,000  PNC Bank N.A........................................................     3.80%       07/25/23          406,430
       690,000  PNC Bank N.A., Bank Note............................................     2.50%       01/22/21          683,155


Page 14                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    1,000,000  Wells Fargo & Co....................................................     3.00%       04/22/26    $     959,329
       250,000  Wells Fargo & Co....................................................     3.00%       10/23/26          238,833
     1,480,000  Wells Fargo & Co., Medium-Term Note.................................     3.75%       01/24/24        1,509,224
       350,000  Wells Fargo & Co., Medium-Term Note (f).............................     3.58%       05/22/28          346,199
                                                                                                                 -------------
                                                                                                                    14,244,246
                                                                                                                 -------------
                BEVERAGES -- 0.2%
       200,000  Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
                   Inc. (e).........................................................     4.90%       02/01/46          192,202
       635,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.75%       01/23/29          664,208
       200,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.44%       10/06/48          180,531
                                                                                                                 -------------
                                                                                                                     1,036,941
                                                                                                                 -------------
                BIOTECHNOLOGY -- 0.5%
       727,000  Amgen, Inc..........................................................     4.40%       05/01/45          683,575
       120,000  Baxalta, Inc........................................................     4.00%       06/23/25          119,371
       370,000  Celgene Corp........................................................     2.75%       02/15/23          361,609
       250,000  Celgene Corp........................................................     3.88%       08/15/25          250,865
       400,000  Celgene Corp........................................................     4.63%       05/15/44          373,978
       200,000  Celgene Corp........................................................     5.00%       08/15/45          197,638
       175,000  Gilead Sciences, Inc................................................     3.65%       03/01/26          174,815
       380,000  Gilead Sciences, Inc................................................     4.15%       03/01/47          347,977
                                                                                                                 -------------
                                                                                                                     2,509,828
                                                                                                                 -------------
                CHEMICALS -- 0.2%
       150,000  Axalta Coating Systems LLC (e)......................................     4.88%       08/15/24          149,625
       525,000  International Flavors & Fragrances, Inc.............................     5.00%       09/26/48          521,607
        24,000  Valvoline, Inc......................................................     5.50%       07/15/24           24,150
        30,000  Valvoline, Inc......................................................     4.38%       08/15/25           28,500
                                                                                                                 -------------
                                                                                                                       723,882
                                                                                                                 -------------
                COMMERCIAL SERVICES -- 0.1%
        10,000  Gartner, Inc. (e)...................................................     5.13%       04/01/25           10,100
       240,000  Matthews International Corp. (e)....................................     5.25%       12/01/25          232,800
        50,000  Service Corp. International.........................................     4.50%       11/15/20           50,125
        20,000  Service Corp. International.........................................     5.38%       01/15/22           20,250
                                                                                                                 -------------
                                                                                                                       313,275
                                                                                                                 -------------
                COMPUTERS -- 0.1%
       450,000  Dell International LLC / EMC Corp. (e)..............................     3.48%       06/01/19          449,847
                                                                                                                 -------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.3%
       485,000  Air Lease Corp......................................................     3.50%       01/15/22          483,111
       670,000  Air Lease Corp......................................................     3.25%       03/01/25          634,669
       450,000  Raymond James Financial, Inc........................................     4.95%       07/15/46          451,564
                                                                                                                 -------------
                                                                                                                     1,569,344
                                                                                                                 -------------
                ELECTRIC -- 2.5%
       200,000  Ameren Illinois Co..................................................     3.70%       12/01/47          189,004
       750,000  Cleco Power LLC.....................................................     6.00%       12/01/40          843,974
       500,000  Consolidated Edison Co. of New York, Inc............................     4.50%       05/15/58          492,026
       155,000  Duke Energy Carolinas LLC...........................................     3.70%       12/01/47          144,595
       700,000  Duke Energy Progress LLC............................................     3.25%       08/15/25          702,838
       750,000  Duquesne Light Holdings, Inc. (e)...................................     6.40%       09/15/20          781,464
       750,000  Entergy Texas, Inc..................................................     3.45%       12/01/27          713,749


                        See Notes to Financial Statements                Page 15

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                ELECTRIC (CONTINUED)
$    1,250,000  Interstate Power & Light Co.........................................     3.25%       12/01/24    $   1,237,106
     1,000,000  Kansas City Power & Light Co........................................     3.65%       08/15/25        1,004,938
       400,000  LG&E & KU Energy LLC................................................     3.75%       11/15/20          402,926
       830,000  Metropolitan Edison Co. (e).........................................     4.00%       04/15/25          823,225
       900,000  NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.55% (b)......     3.18%       08/28/21          896,331
       200,000  Pennsylvania Electric Co., Series C.................................     6.63%       04/01/19          200,477
     1,150,000  PNM Resources, Inc..................................................     3.25%       03/09/21        1,145,864
       300,000  Southwestern Electric Power Co......................................     3.55%       02/15/22          301,970
       700,000  Trans-Allegheny Interstate Line Co. (e).............................     3.85%       06/01/25          703,127
       750,000  Tucson Electric Power Co............................................     5.15%       11/15/21          781,578
       355,000  Virginia Electric & Power Co........................................     4.60%       12/01/48          371,943
                                                                                                                 -------------
                                                                                                                    11,737,135
                                                                                                                 -------------
                ELECTRONICS -- 0.0%
        75,000  Itron, Inc. (e).....................................................     5.00%       01/15/26           73,125
                                                                                                                 -------------
                ENTERTAINMENT -- 0.0%
       100,000  Churchill Downs, Inc. (e)...........................................     4.75%       01/15/28           96,020
                                                                                                                 -------------
                ENVIRONMENTAL CONTROL -- 0.1%
       150,000  Republic Services, Inc..............................................     2.90%       07/01/26          143,340
       190,000  Waste Management, Inc...............................................     3.15%       11/15/27          184,392
                                                                                                                 -------------
                                                                                                                       327,732
                                                                                                                 -------------
                FOOD -- 0.8%
        29,000  B&G Foods, Inc......................................................     4.63%       06/01/21           29,063
     1,000,000  Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)..........................     3.42%       03/15/21          990,712
        80,000  Chobani LLC / Chobani Finance Corp., Inc. (e).......................     7.50%       04/15/25           72,400
       804,000  Conagra Brands, Inc.................................................     3.80%       10/22/21          811,492
       300,000  General Mills, Inc..................................................     4.20%       04/17/28          303,135
       650,000  Kraft Heinz Foods Co................................................     4.63%       01/30/29          652,479
       175,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46          145,392
       420,000  Kroger (The) Co.....................................................     4.50%       01/15/29          422,819
        20,000  Lamb Weston Holdings, Inc. (e)......................................     4.63%       11/01/24           20,150
       100,000  Post Holdings, Inc. (e).............................................     5.75%       03/01/27           98,875
        25,000  Post Holdings, Inc. (e).............................................     5.63%       01/15/28           24,250
       450,000  Tyson Foods, Inc....................................................     4.35%       03/01/29          453,331
                                                                                                                 -------------
                                                                                                                     4,024,098
                                                                                                                 -------------
                GAS -- 0.2%
       500,000  Southern Co. Gas Capital Corp.......................................     2.45%       10/01/23          474,649
       400,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41          456,501
       200,000  Spire, Inc..........................................................     3.54%       02/27/24          195,972
                                                                                                                 -------------
                                                                                                                     1,127,122
                                                                                                                 -------------
                HEALTHCARE-PRODUCTS -- 0.6%
       300,000  Becton Dickinson and Co.............................................     3.25%       11/12/20          299,740
     1,000,000  Becton Dickinson and Co.............................................     2.89%       06/06/22          990,056
       700,000  Boston Scientific Corp..............................................     6.00%       01/15/20          718,047
       300,000  Boston Scientific Corp..............................................     3.45%       03/01/24          300,757
       180,000  Teleflex, Inc.......................................................     4.63%       11/15/27          179,338
       525,000  Zimmer Biomet Holdings, Inc.........................................     2.70%       04/01/20          522,703
                                                                                                                 -------------
                                                                                                                     3,010,641
                                                                                                                 -------------


Page 16                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                HEALTHCARE-SERVICES -- 0.9%
$      150,000  Anthem, Inc.........................................................     3.30%       01/15/23    $     150,446
       120,000  Anthem, Inc.........................................................     3.65%       12/01/27          118,143
       420,000  Catalent Pharma Solutions, Inc. (e).................................     4.88%       01/15/26          417,900
       275,000  Centene Corp........................................................     5.63%       02/15/21          279,125
        51,000  CHS/Community Health Systems, Inc. (e)..............................     8.63%       01/15/24           52,658
        75,000  Cigna Holding Co....................................................     3.05%       10/15/27           69,284
       700,000  Fresenius Medical Care US Finance II, Inc. (e)......................     5.63%       07/31/19          705,856
       126,000  HCA, Inc............................................................     6.50%       02/15/20          129,800
       128,000  HCA, Inc............................................................     4.75%       05/01/23          132,784
       500,000  HCA, Inc............................................................     5.00%       03/15/24          522,917
       500,000  Humana, Inc.........................................................     3.15%       12/01/22          498,491
       360,000  Humana, Inc.........................................................     2.90%       12/15/22          353,837
       450,000  Kaiser Foundation Hospitals.........................................     3.50%       04/01/22          456,477
       200,000  New York and Presbyterian (The) Hospital............................     3.56%       08/01/36          185,704
        10,000  Tenet Healthcare Corp...............................................     4.75%       06/01/20           10,150
        60,000  Tenet Healthcare Corp...............................................     4.38%       10/01/21           61,050
       101,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24          101,126
       200,000  WellCare Health Plans, Inc. (e).....................................     5.38%       08/15/26          206,250
                                                                                                                 -------------
                                                                                                                     4,451,998
                                                                                                                 -------------
                HOUSEHOLD PRODUCTS/WARES -- 0.1%
       242,000  Central Garden & Pet Co.............................................     5.13%       02/01/28          225,060
       245,000  Spectrum Brands, Inc................................................     5.75%       07/15/25          241,019
                                                                                                                 -------------
                                                                                                                       466,079
                                                                                                                 -------------
                HOUSEWARES -- 0.1%
       500,000  Newell Brands, Inc..................................................     2.60%       03/29/19          499,845
                                                                                                                 -------------
                INSURANCE -- 0.6%
       800,000  Berkshire Hathaway Finance Corp.....................................     4.20%       08/15/48          805,452
       700,000  Farmers Exchange Capital III (e) (f)................................     5.45%       10/15/54          673,050
       400,000  Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (e)........     5.08%       12/15/24          399,817
       620,000  Pricoa Global Funding I (e).........................................     3.45%       09/01/23          628,272
       240,000  Teachers Insurance & Annuity Association of America (e) (f).........     4.38%       09/15/54          244,002
                                                                                                                 -------------
                                                                                                                     2,750,593
                                                                                                                 -------------
                INTERNET -- 0.0%
        90,000  Zayo Group LLC / Zayo Capital, Inc. (e).............................     5.75%       01/15/27           87,525
                                                                                                                 -------------
                MEDIA -- 1.1%
        65,000  Cable One, Inc. (e).................................................     5.75%       06/15/22           66,300
       300,000  CBS Corp............................................................     2.50%       02/15/23          287,090
       200,000  CBS Corp............................................................     3.70%       06/01/28          189,902
       400,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     4.50%       02/01/24          410,290
       325,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     4.91%       07/23/25          337,183
       300,000  Comcast Corp........................................................     4.65%       07/15/42          305,241
       100,000  Comcast Corp........................................................     3.97%       11/01/47           92,787
       805,000  Comcast Corp........................................................     4.70%       10/15/48          838,743
       200,000  CSC Holdings LLC (e)................................................     5.38%       02/01/28          197,000
       200,000  CSC Holdings LLC (e)................................................     6.50%       02/01/29          209,627
       845,000  Fox Corp. (e).......................................................     4.71%       01/25/29          878,455
       150,000  Time Warner Cable LLC...............................................     5.88%       11/15/40          148,391


                        See Notes to Financial Statements                Page 17

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                MEDIA (CONTINUED)
$      700,000  Time Warner Cable LLC...............................................     5.50%       09/01/41    $     663,678
       500,000  Viacom, Inc.........................................................     3.88%       04/01/24          500,546
                                                                                                                 -------------
                                                                                                                     5,125,233
                                                                                                                 -------------
                MISCELLANEOUS MANUFACTURING -- 0.3%
       460,000  General Electric Co., Global Medium-Term Note.......................     4.63%       01/07/21          471,055
       470,000  General Electric Co., Medium-Term Note..............................     4.65%       10/17/21          484,515
       535,000  General Electric Co., Medium-Term Note..............................     5.55%       01/05/26          564,073
                                                                                                                 -------------
                                                                                                                     1,519,643
                                                                                                                 -------------
                OIL & GAS -- 0.2%
       110,000  Antero Resources Corp...............................................     5.13%       12/01/22          110,589
       250,000  Antero Resources Corp...............................................     5.00%       03/01/25          241,250
       120,000  CrownRock L.P. / CrownRock Finance, Inc. (e)........................     5.63%       10/15/25          116,700
        33,000  Endeavor Energy Resources L.P. / EER Finance, Inc. (e)..............     5.75%       01/30/28           35,310
         7,000  Gulfport Energy Corp................................................     6.38%       05/15/25            6,291
       400,000  Hess Corp...........................................................     5.60%       02/15/41          389,263
       110,000  Matador Resources Co................................................     5.88%       09/15/26          110,000
        60,000  Parsley Energy LLC / Parsley Finance Corp. (e)......................     5.25%       08/15/25           59,682
        30,000  Parsley Energy LLC / Parsley Finance Corp. (e)......................     5.63%       10/15/27           29,850
                                                                                                                 -------------
                                                                                                                     1,098,935
                                                                                                                 -------------
                OIL & GAS SERVICES -- 0.0%
       125,000  USA Compression Partners L.P. / USA Compression Finance Corp........     6.88%       04/01/26          127,813
                                                                                                                 -------------
                PACKAGING & CONTAINERS -- 0.7%
       650,000  Amcor Finance USA, Inc. (e).........................................     4.50%       05/15/28          659,739
       500,000  Bemis Co., Inc......................................................     6.80%       08/01/19          507,030
        76,000  Berry Global, Inc. (e)..............................................     4.50%       02/15/26           72,105
        50,000  Crown Americas LLC / Crown Americas Capital Corp. V.................     4.25%       09/30/26           48,313
        50,000  Graphic Packaging International LLC.................................     4.88%       11/15/22           51,000
       600,000  Packaging Corp. of America..........................................     2.45%       12/15/20          592,783
       145,366  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
                   Group Issuer Lu..................................................     5.75%       10/15/20          145,839
       300,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
                   Group Issuer Lu, 3 Mo. LIBOR + 3.50% (b) (e).....................     6.29%       07/15/21          302,625
       400,000  WestRock MWV LLC....................................................     7.38%       09/01/19          408,347
       250,000  WestRock RKT LLC....................................................     4.45%       03/01/19          250,000
       355,000  WRKCo, Inc..........................................................     4.90%       03/15/29          373,606
                                                                                                                 -------------
                                                                                                                     3,411,387
                                                                                                                 -------------
                PHARMACEUTICALS -- 1.3%
       100,000  AbbVie, Inc.........................................................     3.20%       05/14/26           94,634
       400,000  AbbVie, Inc.........................................................     4.40%       11/06/42          355,996
       350,000  AbbVie, Inc.........................................................     4.88%       11/14/48          329,272
       200,000  Bayer US Finance II LLC (e).........................................     2.13%       07/15/19          199,276
       540,000  Bayer US Finance II LLC (e).........................................     4.38%       12/15/28          526,392
       600,000  Bayer US Finance LLC (e)............................................     2.38%       10/08/19          597,407
       460,000  Bayer US Finance LLC (e)............................................     3.38%       10/08/24          442,374
       600,000  Cigna Corp. (e).....................................................     4.38%       10/15/28          608,990
       600,000  Cigna Corp. (e).....................................................     4.90%       12/15/48          594,431
       500,000  CVS Health Corp.....................................................     2.25%       08/12/19          498,552
       150,000  CVS Health Corp.....................................................     3.88%       07/20/25          149,998
       400,000  CVS Health Corp.....................................................     4.30%       03/25/28          400,603


Page 18                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$      710,000  CVS Health Corp.....................................................     5.05%       03/25/48    $     703,113
       535,000  Elanco Animal Health, Inc. (e)......................................     4.27%       08/28/23          543,494
        75,000  Johnson & Johnson...................................................     3.63%       03/03/37           73,268
                                                                                                                 -------------
                                                                                                                     6,117,800
                                                                                                                 -------------
                PIPELINES -- 2.0%
       300,000  Enbridge Energy Partners L.P........................................     5.50%       09/15/40          326,487
       198,000  Energy Transfer L.P.................................................     5.50%       06/01/27          208,395
       145,000  Energy Transfer Operating L.P.......................................     5.20%       02/01/22          151,239
       400,000  Energy Transfer Operating L.P.......................................     4.05%       03/15/25          397,871
       260,000  Energy Transfer Operating L.P.......................................     5.15%       03/15/45          241,797
       876,000  Energy Transfer Operating L.P.......................................     6.25%       04/15/49          943,362
       405,000  EQM Midstream Partners L.P..........................................     5.50%       07/15/28          404,320
       650,000  Kinder Morgan, Inc..................................................     5.30%       12/01/34          671,332
        55,000  NGPL PipeCo LLC (e).................................................     4.38%       08/15/22           55,825
       282,030  Pipeline Funding Co. LLC (e)........................................     7.50%       01/15/30          331,779
       150,000  Plains All American Pipeline L.P. / PAA Finance Corp................     2.85%       01/31/23          144,470
       200,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.85%       10/15/23          199,173
        50,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.65%       10/15/25           51,118
       244,000  Rockies Express Pipeline LLC (e)....................................     5.63%       04/15/20          250,100
       400,000  Rockies Express Pipeline LLC (e)....................................     6.88%       04/15/40          431,000
       481,841  Ruby Pipeline LLC (e)...............................................     6.00%       04/01/22          465,044
       325,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25          352,227
     1,200,000  Spectra Energy Partners L.P.........................................     4.60%       06/15/21        1,228,761
       250,000  Sunoco Logistics Partners Operations L.P............................     5.40%       10/01/47          240,265
       145,000  TC PipeLines L.P....................................................     4.65%       06/15/21          147,605
     1,250,000  TC PipeLines L.P....................................................     3.90%       05/25/27        1,203,160
       400,000  Williams Cos (The), Inc.............................................     4.50%       11/15/23          413,269
       600,000  Williams Cos (The), Inc.............................................     4.55%       06/24/24          621,253
                                                                                                                 -------------
                                                                                                                     9,479,852
                                                                                                                 -------------
                REAL ESTATE -- 0.1%
       550,000  WEA Finance LLC (e).................................................     3.15%       04/05/22          545,943
                                                                                                                 -------------
                REAL ESTATE INVESTMENT TRUSTS -- 3.3%
       250,000  Alexandria Real Estate Equities, Inc................................     4.30%       01/15/26          252,525
       112,000  American Campus Communities Operating Partnership L.P...............     3.35%       10/01/20          112,012
       800,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24          807,359
       250,000  American Campus Communities Operating Partnership L.P...............     3.63%       11/15/27          238,023
       215,000  American Tower Corp.................................................     3.00%       06/15/23          209,968
     1,000,000  Boston Properties L.P...............................................     3.13%       09/01/23          988,084
       175,000  Boston Properties L.P...............................................     2.75%       10/01/26          162,176
       625,000  CC Holdings GS V LLC / Crown Castle GS III Corp.....................     3.85%       04/15/23          629,832
       750,000  CubeSmart L.P.......................................................     4.38%       02/15/29          752,379
       500,000  Digital Realty Trust L.P............................................     3.63%       10/01/22          501,819
       500,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.88%       11/01/20          508,750
       140,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26          144,600
       300,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29          305,316
       850,000  HCP, Inc............................................................     4.25%       11/15/23          869,569
       475,000  HCP, Inc............................................................     3.88%       08/15/24          477,196
     1,175,000  Healthcare Realty Trust, Inc........................................     3.75%       04/15/23        1,164,718
     1,000,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29          987,619


                        See Notes to Financial Statements                Page 19

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$    1,000,000  Kilroy Realty L.P...................................................     3.45%       12/15/24    $     975,850
       750,000  Liberty Property L.P................................................     4.38%       02/01/29          766,030
       200,000  Life Storage L.P....................................................     3.88%       12/15/27          192,374
        40,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     5.63%       05/01/24           41,450
        80,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     4.50%       01/15/28           75,200
       750,000  National Retail Properties, Inc.....................................     3.80%       10/15/22          758,736
       350,000  Piedmont Operating Partnership L.P..................................     3.40%       06/01/23          340,377
        22,000  SBA Communications Corp.............................................     4.88%       09/01/24           22,055
       300,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22          295,510
       550,000  SL Green Realty Corp................................................     4.50%       12/01/22          563,539
       750,000  UDR, Inc., Medium-Term Note, Series 0001............................     4.63%       01/10/22          774,018
       400,000  Ventas Realty L.P...................................................     3.85%       04/01/27          392,414
       650,000  Welltower, Inc......................................................     5.25%       01/15/22          680,508
        75,000  Welltower, Inc......................................................     4.50%       01/15/24           77,719
       500,000  Welltower, Inc......................................................     4.00%       06/01/25          505,140
                                                                                                                 -------------
                                                                                                                    15,572,865
                                                                                                                 -------------
                RETAIL -- 0.3%
       195,000  Home Depot (The), Inc...............................................     3.90%       12/06/28          202,437
       400,000  Rite Aid Corp. (e)..................................................     6.13%       04/01/23          342,500
       500,000  Walgreens Boots Alliance, Inc.......................................     3.30%       11/18/21          503,062
       150,000  Walgreens Boots Alliance, Inc.......................................     3.80%       11/18/24          150,671
                                                                                                                 -------------
                                                                                                                     1,198,670
                                                                                                                 -------------
                SEMICONDUCTORS -- 0.2%
       750,000  Broadcom Corp. / Broadcom Cayman Finance Ltd........................     2.38%       01/15/20          744,958
                                                                                                                 -------------
                SOFTWARE -- 0.0%
        55,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                   Inc. (e).........................................................     5.75%       03/01/25           53,884
        80,000  Oracle Corp.........................................................     3.25%       11/15/27           78,885
                                                                                                                 -------------
                                                                                                                       132,769
                                                                                                                 -------------
                TELECOMMUNICATIONS -- 1.3%
       200,000  AT&T, Inc...........................................................     4.30%       02/15/30          196,534
       322,000  AT&T, Inc...........................................................     4.80%       06/15/44          302,750
       900,000  AT&T, Inc...........................................................     4.35%       06/15/45          785,296
       500,000  AT&T, Inc...........................................................     5.15%       11/15/46          488,733
       215,000  Level 3 Financing, Inc..............................................     5.38%       01/15/24          216,612
       145,000  Level 3 Financing, Inc..............................................     5.25%       03/15/26          142,463
       185,000  Qwest Corp..........................................................     7.25%       09/15/25          197,755
       700,000  SES GLOBAL Americas Holdings G.P. (e)...............................     5.30%       03/25/44          603,391
        45,000  Sprint Capital Corp.................................................     6.88%       11/15/28           44,522
       160,000  Sprint Capital Corp.................................................     8.75%       03/15/32          173,900
       171,000  Sprint Communications, Inc. (e).....................................     7.00%       03/01/20          176,985
        33,000  Sprint Corp.........................................................     7.13%       06/15/24           34,073
        63,000  Sprint Corp.........................................................     7.63%       03/01/26           65,520
       763,125  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (e).........................................     3.36%       09/20/21          760,263
       570,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (e).........................................     4.74%       03/20/25          572,138


Page 20                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
$    1,190,000  Verizon Communications, Inc. (e)....................................     4.02%       12/03/29    $   1,190,784
                                                                                                                 -------------
                                                                                                                     5,951,719
                                                                                                                 -------------
                TRANSPORTATION -- 0.1%
       270,000  Union Pacific Corp..................................................     3.95%       09/10/28          276,280
                                                                                                                 -------------
                TOTAL CORPORATE BONDS..........................................................................    110,941,377
                (Cost $110,975,756)                                                                              -------------

ASSET-BACKED SECURITIES -- 9.0%

                Argent Securities, Inc.
       255,000     Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (b)................     2.98%       10/25/35          253,600
                Asset Backed Funding Certificates Trust
       162,401     Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (b)..............     2.63%       09/25/36          158,807
                Barings CLO Ltd.
       400,000     Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (b) (e)............     3.56%       01/20/28          396,043
                BlueMountain CLO Ltd.
       550,000     Series 2013-2A, Class A1R, 3 Mo. LIBOR + 1.18% (b) (e)...........     3.94%       10/22/30          546,963
                Brazos Higher Education Authority, Inc.
       270,000     Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (b).................     3.70%       11/25/33          277,058
       300,000     Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (b).................     3.77%       10/27/36          300,798
                Carrington Mortgage Loan Trust
     1,470,000     Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.35% (b)..............     2.84%       02/25/36        1,458,080
                Citigroup Mortgage Loan Trust
        45,056     Series 2006-HE1, Class M2, 1 Mo. LIBOR + 0.51% (b)...............     3.00%       01/25/36           45,164
     1,600,000     Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (b)...............     2.78%       08/25/36        1,587,647
                Dryden CLO Ltd.
       700,000     Series 2018-71A, Class A, 3 Mo. LIBOR + 1.15% (b) (e)............     3.84%       01/15/29          699,855
                Dryden Senior Loan Fund
       900,000     Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (b) (e)...........     3.69%       04/15/29          891,225
       572,000     Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (b) (e).........     3.88%       08/15/30          570,469
                EFS Volunteer No 3 LLC
       200,000     Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (b) (e).............     3.49%       04/25/33          201,179
                First Franklin Mortgage Loan Trust
       299,728     Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (b).............     2.65%       10/25/36          227,577
                GE-WMC Mortgage Securities LLC
     1,242,945     Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (b).................     3.15%       10/25/35        1,235,667
                GSAA Home Equity Trust
     1,700,000     Series 2005-6, Class M1, 1 Mo. LIBOR + 0.43% (b).................     2.92%       06/25/35        1,703,596
       162,803     Series 2005-11, Class 3A1, 1 Mo. LIBOR + 0.27% (b)...............     2.76%       10/25/35          162,386
                JP Morgan Mortgage Acquisition Trust
       260,000     Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (b)..............     2.76%       05/25/36          256,137
         2,330     Series 2006-CH2, Class AV4, 1 Mo. LIBOR + 0.14% (b)..............     2.63%       10/25/36            2,334
     2,853,876     Series 2006-WF1, Class A6........................................     6.00%       07/25/36        1,395,453
       405,000     Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (b)..............     2.77%       01/25/37          392,819
                Long Beach Mortgage Loan Trust
     1,052,721     Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.22% (b).................     2.71%       02/25/36        1,019,069
                Magnetite CLO Ltd.
       800,000     Series 2019-21A, Class A, 3 Mo. LIBOR + 1.28% (b) (e) (g)........     3.91%       04/20/30          800,000
                Merrill Lynch First Franklin Mortgage Loan Trust
       420,876     Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (b)................     2.62%       06/25/37          314,247


                        See Notes to Financial Statements                Page 21

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
ASSET-BACKED SECURITIES (CONTINUED)

                Mid-State Trust
$      231,973     Series 2003-11, Class A1.........................................     4.86%       07/15/38    $     244,827
                Morgan Stanley ABS Capital I, Inc. Trust
     1,000,000     Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.38% (b)...............     2.87%       12/25/35          993,796
                Navient Student Loan Trust
       352,145     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b).................     3.00%       06/25/31          350,644
       270,425     Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (b)..................     3.11%       03/25/83          268,264
        87,043     Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (b)..................     3.10%       03/25/83           86,177
       150,000     Series 2014-8, Class A3, 1 Mo. LIBOR + 0.60% (b).................     3.08%       05/27/49          149,174
       227,422     Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (b).................     3.09%       04/25/40          226,625
     1,750,000     Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (e)............     3.99%       06/25/65        1,804,892
       300,000     Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (b) (e)............     3.54%       07/26/66          303,382
       767,317     Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (b) (e).............     3.29%       07/26/66          770,144
                Residential Asset Mortgage Products, Inc.
       340,000     Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (b)...............     2.91%       03/25/36          340,135
     2,000,000     Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)...............     2.94%       03/25/36        1,988,533
                Residential Asset Securities Corp.
       260,000     Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (b)..............     2.77%       04/25/36          251,015
     1,445,000     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)...............     2.82%       04/25/36        1,432,098
        88,287     Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (b)...............     2.73%       06/25/36           88,121
                Saxon Asset Securities Trust
       820,099     Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (b)................     2.73%       05/25/47          676,668
                Securitized Asset-Backed Receivables LLC Trust
       260,000     Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (b)...............     2.88%       10/25/35          258,237
                SLC Student Loan Trust
       400,000     Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (b).................     2.95%       12/15/39          389,797
     1,770,000     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (b).................     2.95%       03/15/55        1,699,649
       130,000     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (b).................     2.95%       09/15/39          124,694
                SLM Student Loan Trust
       239,375     Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (b) (e)...........     3.26%       12/15/27          239,750
       250,000     Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (b).................     3.52%       10/25/40          248,618
       699,032     Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (b)................     3.37%       01/25/41          701,663
       236,385     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (b).................     2.94%       01/25/41          228,955
       600,000     Series 2006-8, Class A6, 3 Mo. LIBOR + 0.16% (b).................     2.93%       01/25/41          578,551
       126,589     Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (b).................     3.15%       10/25/24          126,744
        80,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)..................     3.52%       10/27/70           74,524
     1,090,859     Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (b).................     3.42%       01/25/22        1,082,175
       746,739     Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (b).................     3.52%       04/25/23          740,555
       130,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)..................     3.97%       01/25/83          120,712
       700,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)..................     3.97%       04/26/83          673,766
       317,256     Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (b).................     3.87%       07/25/23          317,518
       320,000     Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (b)..................     4.62%       07/26/83          326,204
       345,000     Series 2011-1, Class A2, 1 Mo. LIBOR + 1.15% (b).................     3.64%       10/25/34          349,936
       850,000     Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (b).................     3.69%       10/25/34          865,052
       901,336     Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (b)..................     3.19%       01/25/29          887,657
       899,389     Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (b)..................     3.14%       12/27/38          897,826
       343,946     Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (b).................     3.24%       05/26/26          340,419
       107,366     Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (b).................     3.14%       05/26/26          106,150
       555,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)..................     4.29%       09/25/43          542,473
       171,168     Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (b)..................     2.94%       09/25/43          170,088


Page 22                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
ASSET-BACKED SECURITIES (CONTINUED)

                Soundview Home Loan Trust
$      146,510     Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (b).................     2.82%       03/25/36    $     146,589
                Structured Asset Investment Loan Trust
     1,181,064     Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (b).................     3.29%       07/25/34        1,172,448
       420,796     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (b).................     3.22%       03/25/35          420,984
                TCI-Flatiron CLO Ltd.
       700,000     Series 2016-1A, Class AR, 3 Mo. LIBOR + 1.22% (b) (e) (g)........     3.73%       07/17/28          700,000
                Towd Point Mortgage Trust
       941,819     Series 2015-2, Class 1A13 (e)....................................     2.50%       11/25/60          926,411
                Treman Park CLO Ltd.
       850,000     Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (b) (e)...........     3.83%       10/20/28          847,123
                Voya CLO Ltd.
       324,723     Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (b) (e)...........     3.49%       07/25/26          323,422
                Wachovia Student Loan Trust
     1,230,000     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (b) (e).............     2.94%       04/25/40        1,201,595
                                                                                                                 -------------
                TOTAL ASSET-BACKED SECURITIES..................................................................     42,700,953
                (Cost $42,743,007)                                                                               -------------

MORTGAGE-BACKED SECURITIES -- 5.6%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.6%
                Alternative Loan Trust
     1,266,855     Series 2005-56, Class 1A1, 1 Mo. LIBOR + 0.73% (b)...............     3.22%       11/25/35        1,268,969
                Banc of America Funding Trust
       715,000     Series 2014-R6, Class 2A13 (e) (h)...............................     2.77%       07/26/36          692,306
                BCAP LLC Trust
       986,150     Series 2015-RR5, Class 1A3 (e) (h)...............................     2.39%       08/26/36          966,940
                Bear Stearns ALT-A Trust
        87,605     Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (b).................     3.13%       07/25/34           87,198
                Bear Stearns Mortgage Funding Trust
       234,957     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)..............     2.70%       07/25/36          222,416
       355,168     Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (b).............     2.65%       06/25/47          334,653
                Credit Suisse Mortgage Trust
       774,531     Series 2010-7R, Class 1A12 (e)...................................     4.00%       01/26/37          777,872
       963,895     Series 2010-8R, Class 10A5 (e) (h)...............................     3.95%       04/26/47          958,854
       817,225     Series 2010-8R, Class 4A5 (e) (h)................................     4.00%       12/26/35          817,528
       123,702     Series 2011-5R, Class 2A1 (e) (h)................................     3.93%       08/27/46          124,807
       845,192     Series 2014-2R, Class 19A1(e) (h)................................     3.00%       05/27/36          840,376
       332,863     Series 2015-8R, Class 3A1, 6 Mo. LIBOR + 1.50% (b) (e)...........     4.37%       11/25/37          330,551
                Deephaven Residential Mortgage Trust
       336,923     Series 2017-1A, Class A1 (e) (h).................................     2.73%       12/26/46          335,021
                GMACM Mortgage Loan Trust
     2,049,096     Series 2006-AR1, Class 1A1 (h)...................................     4.27%       04/19/36        1,846,033
                GreenPoint Mortgage Funding Trust
       211,004     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)..............     3.07%       02/25/36          208,098
                HarborView Mortgage Loan Trust
       685,276     Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.31% (b)..............     2.79%       11/19/35          650,830
     2,102,494     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)................     3.49%       10/25/37        1,966,382
                Impac CMB Trust
       436,543     Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (b)................     3.01%       04/25/35          433,757
     1,504,411     Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (b)...............     3.03%       05/25/35        1,475,206


                        See Notes to Financial Statements                Page 23

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Lehman XS Trust
$      424,428     Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (b)..............     2.68%       11/25/46    $     398,961
                Morgan Stanley Mortgage Loan Trust
       801,310     Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (b)..............     3.46%       07/25/34          810,896
       111,957     Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (b)................     2.75%       04/25/35          110,052
                Morgan Stanley Resecuritization Trust
       320,462     Series 2015-R2, Class 1A1, 12 Mo. Treasury Average +
                      0.71% (b) (e).................................................     2.96%       12/27/46          315,150
                MortgageIT Trust
       165,497     Series 2005-5, Class A1, 1 Mo. LIBOR + 0.26% (b).................     2.75%       12/25/35          164,481
                Opteum Mortgage Acceptance Corp.
     2,016,184     Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.38% (b)...............     2.87%       12/25/35        1,888,934
       630,607     Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.21% (b)...............     2.70%       04/25/36          595,651
                Structured Adjustable Rate Mortgage Loan Trust
        77,380     Series 2004-12, Class 3A1 (h)....................................     4.47%       09/25/34           77,173
                Structured Asset Mortgage Investments II Trust
     1,949,039     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)..............     2.72%       02/25/36        1,737,207
                WaMu Mortgage Pass-Through Certificates Trust
       176,104     Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (b).............     3.17%       01/25/45          174,856
       314,175     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)............     2.75%       11/25/45          311,812
       423,650     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (b).....................................................     3.33%       02/25/46          422,508
       628,661     Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average +
                      0.94% (b).....................................................     3.19%       05/25/46          631,762
                                                                                                                 -------------
                                                                                                                    21,977,240
                                                                                                                 -------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 1.0%
                225 Liberty Street Trust
       275,000     Series 2016-225L, Class A (e)....................................     3.60%       02/10/36          277,877
                Banc of America Merrill Lynch Large Loan Commercial Mortgage
                   Securities Trust
       285,000     Series 2015-200P, Class A (e)....................................     3.22%       04/14/33          284,234
       465,000     Series 2018-PARK, Class A (e) (h)................................     4.09%       08/10/38          484,146
                CGRBS Commercial Mortgage Trust
       280,000     Series 2013-VN05, Class A (e)....................................     3.37%       03/13/35          283,919
                COMM Mortgage Trust
       225,000     Series 2012-CR5, Class A3........................................     2.54%       12/10/45          221,766
       315,000     Series 2012-CR5, Class A4........................................     2.77%       12/10/45          312,637
                Eleven Madison Mortgage Trust
       305,000     Series 2015-11MD, Class A (e) (h)................................     3.55%       09/10/35          308,607
                GRACE Mortgage Trust
       250,000     Series 2014-GRCE, Class A (e)....................................     3.37%       06/10/28          251,801
                Irvine Core Office Trust
       235,000     Series 2013-IRV, Class A2 (e) (h)................................     3.17%       05/15/48          236,079
                JPMorgan Chase Commercial Mortgage Securities Trust
       289,042     Series 2012-HSBC, Class A (e)....................................     3.09%       07/05/32          289,938
                Morgan Stanley Capital I Trust
        50,000     Series 2014-MP, Class A (e)......................................     3.47%       08/11/33           50,602
                RBS Commercial Funding, Inc. Trust
        50,000     Series 2013-GSP, Class A (e) (h).................................     3.83%       01/15/32           51,399
                SFAVE Commercial Mortgage Securities Trust
       150,000     Series 2015-5AVE, Class A1 (e) (h)...............................     3.87%       01/05/43          145,117


Page 24                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                UBS-Barclays Commercial Mortgage Trust
$      249,678     Series 2013-C6, Class A3.........................................     2.97%       04/10/46    $     248,752
                VNDO Mortgage Trust
       250,000     Series 2012-6AVE, Class A (e)....................................     3.00%       11/15/30          249,721
                Worldwide Plaza Trust
       780,000     Series 2017-WWP, Class A (e).....................................     3.53%       11/10/36          778,025
                                                                                                                 -------------
                                                                                                                     4,474,620
                                                                                                                 -------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................     26,451,860
                (Cost $26,494,310)                                                                               -------------

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
FOREIGN CORPORATE BONDS -- 4.4%

                ADVERTISING -- 0.0%
        59,000  Clear Channel International B.V. (USD) (e)..........................     8.75%       12/15/20           60,696
                                                                                                                 -------------
                AIRLINES -- 0.2%
       730,800  Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD) (e)....     3.30%       01/15/30          702,992
                                                                                                                 -------------
                BANKS -- 0.7%
       200,000  Banco Nacional de Comercio Exterior SNC (USD) (e) (f)...............     3.80%       08/11/26          194,752
       200,000  Global Bank Corp. (USD) (e).........................................     4.50%       10/20/21          201,560
       800,000  Lloyds Bank PLC, Medium-Term Note (USD) (e).........................     5.80%       01/13/20          818,451
       450,000  Lloyds Banking Group PLC (USD) (f)..................................     2.91%       11/07/23          436,085
       650,000  Santander UK Group Holdings PLC (USD)...............................     2.88%       08/05/21          640,242
       500,000  Santander UK Group Holdings PLC (USD) (f)...........................     3.37%       01/05/24          485,663
       400,000  Santander UK Group Holdings PLC (USD) (f)...........................     4.80%       11/15/24          408,027
       300,000  Santander UK PLC (USD)..............................................     2.50%       03/14/19          299,993
                                                                                                                 -------------
                                                                                                                     3,484,773
                                                                                                                 -------------
                BEVERAGES -- 0.2%
       245,000  Bacardi Ltd. (USD) (e)..............................................     4.70%       05/15/28          237,873
       385,000  Bacardi Ltd. (USD) (e)..............................................     5.30%       05/15/48          348,583
       250,000  Suntory Holdings Ltd. (USD) (e).....................................     2.55%       09/29/19          249,080
                                                                                                                 -------------
                                                                                                                       835,536
                                                                                                                 -------------
                COMMERCIAL SERVICES -- 0.3%
       200,000  DP World Crescent Ltd. (USD) (e)....................................     4.85%       09/26/28          205,997
       889,000  IHS Markit Ltd. (USD) (e)...........................................     5.00%       11/01/22          921,359
       135,000  IHS Markit Ltd. (USD) (e)...........................................     4.00%       03/01/26          131,397
       250,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28          251,988
                                                                                                                 -------------
                                                                                                                     1,510,741
                                                                                                                 -------------
                DIVERSIFIED FINANCIAL SERVICES -- 1.0%
       375,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     4.50%       05/15/21          380,162
     1,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     4.88%       01/16/24        1,024,827
       450,000  Fondo MIVIVIENDA S.A., Series REGS (USD)............................     3.50%       01/31/23          447,305
     3,035,000  GE Capital International Funding Co. Unlimited Co. (USD)............     2.34%       11/15/20        2,985,593
        70,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35           63,317
                                                                                                                 -------------
                                                                                                                     4,901,204
                                                                                                                 -------------


                        See Notes to Financial Statements                Page 25

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
FOREIGN CORPORATE BONDS (CONTINUED)

                HOUSEHOLD PRODUCTS/WARES -- 0.0%
       200,000  Reckitt Benckiser Treasury Services PLC (USD) (e)...................     2.75%       06/26/24    $     193,751
                                                                                                                 -------------
                MEDIA -- 0.1%
       400,000  Virgin Media Secured Finance PLC (USD) (e)..........................     5.50%       08/15/26          399,000
                                                                                                                 -------------
                MINING -- 0.1%
        64,000  Corp. Nacional del Cobre de Chile, Series REGS (USD)................     4.50%       09/16/25           67,508
       450,000  Indonesia Asahan Aluminium Persero PT (USD) (e).....................     6.53%       11/15/28          494,341
                                                                                                                 -------------
                                                                                                                       561,849
                                                                                                                 -------------
                OIL & GAS -- 0.4%
        20,000  Canadian Natural Resources Ltd. (USD)...............................     3.85%       06/01/27           19,597
       430,000  KazMunayGas National Co. JSC (USD)..................................     5.38%       04/24/30          446,491
       100,000  Petrobras Global Finance B.V. (USD).................................     5.75%       02/01/29           99,935
       215,000  Petroleos Mexicanos (USD)...........................................     6.50%       03/13/27          208,120
       430,000  Petroleos Mexicanos (USD)...........................................     5.35%       02/12/28          384,850
       500,000  Petroleos Mexicanos (USD)...........................................     6.50%       01/23/29          476,575
       171,045  Transocean Guardian Ltd. (USD) (e)..................................     5.88%       01/15/24          174,680
       223,965  Transocean Pontus Ltd. (USD) (e)....................................     6.13%       08/01/25          227,324
                                                                                                                 -------------
                                                                                                                     2,037,572
                                                                                                                 -------------
                OIL & GAS SERVICES -- 0.0%
        20,000  Transocean Proteus Ltd. (USD) (e)...................................     6.25%       12/01/24           20,500
                                                                                                                 -------------
                PACKAGING & CONTAINERS -- 0.1%
       400,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (USD) (e)...................................................     6.00%       02/15/25          396,000
        51,000  OI European Group B.V. (USD) (e)....................................     4.00%       03/15/23           49,980
                                                                                                                 -------------
                                                                                                                       445,980
                                                                                                                 -------------
                PHARMACEUTICALS -- 0.5%
       800,000  Allergan Funding SCS (USD)..........................................     3.80%       03/15/25          791,052
       300,000  AstraZeneca PLC (USD)...............................................     3.50%       08/17/23          301,784
       100,000  AstraZeneca PLC (USD)...............................................     3.13%       06/12/27           94,846
       489,000  Bausch Health Cos., Inc. (USD) (e)..................................     5.50%       11/01/25          495,113
       400,000  Shire Acquisitions Investments Ireland DAC (USD)....................     1.90%       09/23/19          397,234
       200,000  Shire Acquisitions Investments Ireland DAC (USD)....................     3.20%       09/23/26          188,294
       126,000  Teva Pharmaceutical Finance Netherlands III B.V. (USD)..............     1.70%       07/19/19          125,552
                                                                                                                 -------------
                                                                                                                     2,393,875
                                                                                                                 -------------
                RETAIL -- 0.1%
       165,000  1011778 BC ULC / New Red Finance, Inc. (USD) (e)....................     4.25%       05/15/24          161,081
       100,000  Alimentation Couche-Tard, Inc. (USD) (e)............................     3.55%       07/26/27           95,439
                                                                                                                 -------------
                                                                                                                       256,520
                                                                                                                 -------------
                SAVINGS & LOANS -- 0.1%
       360,000  Nationwide Building Society (USD) (e) (f)...........................     3.77%       03/08/24          353,939
                                                                                                                 -------------
                TELECOMMUNICATIONS -- 0.6%
       170,000  Intelsat Jackson Holdings S.A. (USD)................................     5.50%       08/01/23          155,975
       215,000  Intelsat Jackson Holdings S.A. (USD) (e)............................     8.50%       10/15/24          218,161
       825,000  Koninklijke KPN N.V. (USD)..........................................     8.38%       10/01/30          994,214
       500,000  SES S.A. (USD) (e)..................................................     3.60%       04/04/23          491,818
       330,000  Vodafone Group PLC (USD)............................................     3.75%       01/16/24          329,175


Page 26                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
FOREIGN CORPORATE BONDS (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
       420,000  Vodafone Group PLC (USD)............................................     4.38%       05/30/28    $     416,247
                                                                                                                 -------------
                                                                                                                     2,605,590
                                                                                                                 -------------
                TOTAL FOREIGN CORPORATE BONDS..................................................................     20,764,518
                (Cost $20,581,726)                                                                               -------------

FOREIGN SOVEREIGN BONDS -- 0.6%

                ARGENTINA -- 0.0%
       200,000  Argentine Republic Government International Bond (USD)..............     6.88%       04/22/21          190,452
                                                                                                                 -------------
                BAHRAIN -- 0.1%
       200,000  Bahrain Government International Bond, Series REGS (USD)............     7.00%       10/12/28          211,639
                                                                                                                 -------------
                BRAZIL -- 0.1%
       300,000  Brazilian Government International Bond (USD).......................     4.63%       01/13/28          298,577
                                                                                                                 -------------
                CHILE -- 0.1%
       300,000  Chile Government International Bond (USD)...........................     2.25%       10/30/22          293,475
                                                                                                                 -------------
                COLOMBIA -- 0.1%
       200,000  Colombia Government International Bond (USD)........................     2.63%       03/15/23          192,852
        84,000  Colombia Government International Bond (USD)........................     4.50%       01/28/26           86,510
                                                                                                                 -------------
                                                                                                                       279,362
                                                                                                                 -------------
                DOMINICAN REPUBLIC -- 0.1%
       200,000  Dominican Republic International Bond, Series REGS (USD)............     6.60%       01/28/24          213,500
                                                                                                                 -------------
                EGYPT -- 0.0%
       200,000  Egypt Government International Bond (USD) (e).......................     5.58%       02/21/23          199,524
                                                                                                                 -------------
                OMAN -- 0.0%
       200,000  Oman Government International Bond (USD)(e).........................     5.63%       01/17/28          189,366
                                                                                                                 -------------
                PARAGUAY -- 0.0%
       200,000  Paraguay Government International Bond, Series REGS (USD)...........     4.63%       01/25/23          204,889
                                                                                                                 -------------
                QATAR -- 0.1%
       200,000  Qatar Government International Bond, Series REGS (USD)..............     4.50%       04/23/28          211,646
                                                                                                                 -------------
                RUSSIA -- 0.0%
       200,000  Russian Foreign Bond - Eurobond, Series REGS (USD)..................     4.88%       09/16/23          207,355
                                                                                                                 -------------
                SOUTH AFRICA -- 0.0%
       200,000  Republic of South Africa Government International Bond (USD)........     4.67%       01/17/24          200,450
                                                                                                                 -------------
                TURKEY -- 0.0%
       200,000  Turkey Government International Bond (USD)..........................     3.25%       03/23/23          183,090
                                                                                                                 -------------
                URUGUAY -- 0.0%
       100,000  Uruguay Government International Bond (USD).........................     4.38%       10/27/27          103,263
                                                                                                                 -------------
                TOTAL FOREIGN SOVEREIGN BONDS..................................................................      2,986,588
                (Cost $2,983,996)                                                                                -------------


                        See Notes to Financial Statements                Page 27

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MUNICIPAL BONDS -- 0.5%

                CALIFORNIA -- 0.2%
$      300,000  CA St Build America Bonds...........................................     7.95%       03/01/36    $     314,508
       130,000  Met Wtr Dist of Sthrn CA Build America Bonds........................     6.54%       07/01/39          131,520
       225,000  Univ of CA Rev TXBL Gen Ref, Ser AJ.................................     4.60%       05/15/31          242,690
                                                                                                                 -------------
                                                                                                                       688,718
                                                                                                                 -------------
                FLORIDA -- 0.0%
       125,000  FL St Turnpike Auth Build America Bonds.............................     6.80%       07/01/39          126,613
                                                                                                                 -------------
                NEW JERSEY -- 0.1%
       500,000  New Jersey St Turnpike Authority Revenue............................     3.73%       01/01/36          486,384
                                                                                                                 -------------
                NEW YORK -- 0.2%
       200,000  City of New York NY.................................................     3.05%       10/01/29          188,074
       400,000  New York City NY Transitional Fin Auth Rev Qualified Sch Constr,
                   Ser BD G-3.......................................................     5.27%       05/01/27          447,500
       300,000  NY St Dorm Auth Personal Income Tax Rev Build America
                   Bonds, Ser A.....................................................     5.50%       03/15/30          342,801
                                                                                                                 -------------
                                                                                                                       978,375
                                                                                                                 -------------
                TOTAL MUNICIPAL BONDS..........................................................................      2,280,090
                (Cost $2,331,616)                                                                                -------------

CAPITAL PREFERRED SECURITIES -- 0.1%

                ELECTRIC -- 0.1%
       300,000  Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (b)..............     5.90%       10/01/42          290,109
                                                                                                                 -------------
                TOTAL CAPITAL PREFERRED SECURITIES.............................................................        290,109
                (Cost $290,250)                                                                                  -------------

  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                RATE (i)    MATURITY (j)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 0.0%

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.0%
       175,000  First Data Corp., 3 Mo. LIBOR + 2.00%...............................     4.49%       04/26/24          174,732
                                                                                                                 -------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS......................................................        174,732
                (Cost $175,369)                                                                                  -------------

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. TREASURY BILLS -- 2.2%

       368,000  U.S. Treasury Bill (k)..............................................      (l)        03/28/19          367,348
     2,433,000  U.S. Treasury Bill..................................................      (l)        04/09/19        2,426,707
     6,136,000  U.S. Treasury Bill..................................................      (l)        04/11/19        6,119,194
     1,401,000  U.S. Treasury Bill..................................................      (l)        07/25/19        1,387,349
                                                                                                                 -------------
                TOTAL U.S. TREASURY BILLS....................................................................       10,300,598
                (Cost $10,300,543)                                                                               -------------


Page 28                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 2.0%

     9,307,643  JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 2.24% (m).....  $   9,307,643
                (Cost $9,307,643)                                                                                -------------
                TOTAL INVESTMENTS -- 104.2%....................................................................    494,253,264
                (Cost $494,118,325) (n)
                NET OTHER ASSETS AND LIABILITIES -- (4.2)%.....................................................    (19,981,094)
                                                                                                                 -------------
                NET ASSETS -- 100.0%...........................................................................  $ 474,272,170
                                                                                                                 =============

FUTURES CONTRACTS AT FEBRUARY 28, 2019 (see Note 2C - Futures Contracts in the Notes to Financial Statements):

                                                                                                UNREALIZED
                                                                                               APPRECIATION
                                                 NUMBER OF       EXPIRATION      NOTIONAL     (DEPRECIATION)/
       FUTURES CONTRACTS          POSITION       CONTRACTS          DATE           VALUE          VALUE
------------------------------  ------------  ---------------  --------------  -------------  --------------
U.S. 2-Year Treasury Notes          Long            113           Jun-2019     $  23,978,070  $       (1,844)
U.S. 5-Year Treasury Notes          Long            405           Jun-2019        46,397,813         (65,524)
                                                                               -------------  --------------
                                                                               $  70,375,883  $      (67,368)
                                                                               =============  ==============

-----------------------------
(a) Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(b)   Floating or variable rate security.

(c) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2I - Mortgage Dollar Rolls in the Notes to Financial Statements).

(d) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by TCW Investment Management Company LLC (the "Sub-Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2019, securities noted as such amounted to $48,972,742 or 10.3% of net assets.

(f) Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.

(g) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 28, 2019, securities noted as such are valued at $1,500,000 or 0.3% of net assets.

(h) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(i) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(j) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(k) All or a portion of this security is segregated as collateral for open futures contracts.

(l)   Zero coupon security.

(m)   Rate shown reflects yield as of February 28, 2019.


                        See Notes to Financial Statements                Page 29

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

(n) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,084,097 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,016,526. The net unrealized appreciation was $67,571. The amounts presented are inclusive of derivative contracts.

LIBOR - London Interbank Offered Rate

TBA   - To-Be-Announced Security

Currency Abbreviations:
USD   United States Dollar

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2019          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
U.S. Government Agency Mortgage-Backed
   Securities....................................  $ 148,255,077     $          --    $ 148,255,077     $          --
U.S. Government Bonds and Notes..................    119,799,719                --      119,799,719                --
Corporate Bonds*.................................    110,941,377                --      110,941,377                --
Asset-Backed Securities..........................     42,700,953                --       42,700,953                --
Mortgage-Backed Securities.......................     26,451,860                --       26,451,860                --
Foreign Corporate Bonds*.........................     20,764,518                --       20,764,518                --
Foreign Sovereign Bonds**........................      2,986,588                --        2,986,588                --
Municipal Bonds***...............................      2,280,090                --        2,280,090                --
Capital Preferred Securities*....................        290,109                --          290,109                --
Senior Floating-Rate Loan Interests*.............        174,732                --          174,732                --
U.S. Treasury Bills..............................     10,300,598                --       10,300,598                --
Money Market Funds...............................      9,307,643         9,307,643               --                --
                                                   -------------     -------------    -------------     -------------
Total Investments................................  $ 494,253,264     $   9,307,643    $ 484,945,621     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE

                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2019          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Futures Contracts****............................  $     (67,368)    $     (67,368)   $          --     $          --
                                                   =============     =============    =============     =============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
**** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.


Page 30                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS -- 36.3%

                AEROSPACE/DEFENSE -- 0.8%
$      250,000  BAE Systems Holdings, Inc. (a)......................................     6.38%       06/01/19    $     251,970
       200,000  BAE Systems Holdings, Inc. (a)......................................     2.85%       12/15/20          198,407
       490,000  L3 Technologies, Inc................................................     4.40%       06/15/28          503,812
       510,000  Northrop Grumman Corp...............................................     2.93%       01/15/25          494,969
                                                                                                                 -------------
                                                                                                                     1,449,158
                                                                                                                 -------------
                AGRICULTURE -- 0.4%
       300,000  BAT Capital Corp....................................................     3.56%       08/15/27          275,235
       250,000  BAT Capital Corp....................................................     4.54%       08/15/47          202,193
       200,000  Reynolds American, Inc..............................................     5.85%       08/15/45          190,849
                                                                                                                 -------------
                                                                                                                       668,277
                                                                                                                 -------------
                AIRLINES -- 0.3%
       388,873  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26          383,409
        63,093  US Airways Pass Through Trust, Series 2001-011G.....................     7.08%       03/20/21           66,248
       163,756  US Airways Pass Through Trust, Series 2012-1A, Class A..............     5.90%       10/01/24          175,113
                                                                                                                 -------------
                                                                                                                       624,770
                                                                                                                 -------------
                AUTO MANUFACTURERS -- 0.8%
       175,000  Ford Motor Credit Co. LLC...........................................     2.68%       01/09/20          173,669
       100,000  Ford Motor Credit Co. LLC...........................................     3.20%       01/15/21           98,669
       300,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)..................     3.68%       10/12/21          289,419
       600,000  Ford Motor Credit Co. LLC...........................................     3.22%       01/09/22          576,534
       300,000  Ford Motor Credit Co. LLC...........................................     3.34%       03/28/22          288,087
        75,000  General Motors Financial Co., Inc...................................     3.55%       04/09/21           75,064
                                                                                                                 -------------
                                                                                                                     1,501,442
                                                                                                                 -------------
                BANKS -- 7.9%
        65,000  Bank of America Corp. (c)...........................................     3.00%       12/20/23           64,193
     1,245,000  Bank of America Corp., Medium-Term Note (c).........................     3.50%       05/17/22        1,254,193
       200,000  Bank of America Corp., Medium-Term Note (c).........................     3.97%       03/05/29          200,748
       830,000  Bank of America Corp., Medium-Term Note (c).........................     4.27%       07/23/29          853,253
       465,000  Bank of America Corp., Medium-Term Note (c).........................     3.97%       02/07/30          467,429
       420,000  Bank of New York Mellon (The) Corp., Medium-Term Note (c)...........     2.66%       05/16/23          413,881
     1,360,000  Citigroup, Inc......................................................     2.90%       12/08/21        1,353,808
       100,000  Citigroup, Inc. (c).................................................     2.88%       07/24/23           98,652
       135,000  Citigroup, Inc. (c).................................................     3.67%       07/24/28          132,140
       525,000  Citigroup, Inc. (c).................................................     4.08%       04/23/29          530,111
       300,000  Goldman Sachs Group, (The), Inc. (c)................................     2.88%       10/31/22          295,767
     1,255,000  Goldman Sachs Group, (The), Inc. (c)................................     4.22%       05/01/29        1,260,098
       675,000  JPMorgan Chase & Co. (c)............................................     4.02%       12/05/24          692,416
       200,000  JPMorgan Chase & Co. (c)............................................     4.01%       04/23/29          202,321
     1,460,000  JPMorgan Chase & Co. (c)............................................     4.20%       07/23/29        1,498,255
       250,000  Morgan Stanley, 3 Mo. LIBOR + 0.93% (b).............................     3.69%       07/22/22          251,017
     1,710,000  Morgan Stanley, Global Medium-Term Note.............................     3.70%       10/23/24        1,719,199
       125,000  Wells Fargo & Co....................................................     3.07%       01/24/23          124,248
       250,000  Wells Fargo & Co., Medium-Term Note.................................     4.15%       01/24/29          256,012
     1,345,000  Wells Fargo & Co., Medium-Term Note.................................     2.63%       07/22/22        1,321,356
       510,000  Wells Fargo & Co., Medium-Term Note (c).............................     3.58%       05/22/28          504,461
       250,000  Wells Fargo Bank N.A., Bank Note, SOFR + 0.48% (b)..................     2.85%       03/25/20          249,959
       375,000  Wells Fargo Bank N.A., Bank Note....................................     3.63%       10/22/21          379,680
                                                                                                                 -------------
                                                                                                                    14,123,197
                                                                                                                 -------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                BEVERAGES -- 0.7%
$      515,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.60%       04/15/48    $     475,094
       390,000  Constellation Brands, Inc...........................................     4.25%       05/01/23          402,152
       420,000  Molson Coors Brewing Co.............................................     2.25%       03/15/20          416,491
                                                                                                                 -------------
                                                                                                                     1,293,737
                                                                                                                 -------------
                BIOTECHNOLOGY -- 0.8%
       540,000  Amgen, Inc..........................................................     4.40%       05/01/45          507,745
       435,000  Celgene Corp........................................................     3.90%       02/20/28          427,179
       415,000  Gilead Sciences, Inc................................................     3.65%       03/01/26          414,560
                                                                                                                 -------------
                                                                                                                     1,349,484
                                                                                                                 -------------
                CHEMICALS -- 0.3%
       400,000  International Flavors & Fragrances, Inc.............................     4.45%       09/26/28          410,193
        61,000  Valvoline, Inc......................................................     4.38%       08/15/25           57,950
                                                                                                                 -------------
                                                                                                                       468,143
                                                                                                                 -------------
                COMMERCIAL SERVICES -- 0.1%
       119,000  Gartner, Inc. (a)...................................................     5.13%       04/01/25          120,190
        75,000  Matthews International Corp. (a)....................................     5.25%       12/01/25           72,750
        61,000  Service Corp. International.........................................     4.63%       12/15/27           60,466
                                                                                                                 -------------
                                                                                                                       253,406
                                                                                                                 -------------
                COMPUTERS -- 0.0%
        60,000  Dell International LLC / EMC Corp. (a)..............................     3.48%       06/01/19           59,980
                                                                                                                 -------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.7%
        75,000  Air Lease Corp......................................................     4.75%       03/01/20           76,080
       570,000  Air Lease Corp......................................................     3.88%       07/03/23          567,965
        50,000  International Lease Finance Corp....................................     4.63%       04/15/21           50,867
       615,000  Raymond James Financial, Inc........................................     3.63%       09/15/26          587,871
                                                                                                                 -------------
                                                                                                                     1,282,783
                                                                                                                 -------------
                ELECTRIC -- 1.2%
        75,000  Alliant Energy Finance LLC (a)......................................     3.75%       06/15/23           75,520
       150,000  Duke Energy Progress LLC............................................     3.70%       09/01/28          152,527
       100,000  Duquesne Light Holdings, Inc. (a)...................................     6.40%       09/15/20          104,195
        75,000  Florida Power & Light Co............................................     3.95%       03/01/48           74,596
       100,000  Kansas City Power & Light Co........................................     4.20%       06/15/47           96,557
       100,000  Metropolitan Edison Co. (a).........................................     3.50%       03/15/23           99,942
       500,000  Pennsylvania Electric Co. (a).......................................     4.15%       04/15/25          501,526
       100,000  PNM Resources, Inc..................................................     3.25%       03/09/21           99,640
       217,000  Progress Energy, Inc................................................     7.05%       03/15/19          217,291
       100,000  Puget Sound Energy, Inc.............................................     4.22%       06/15/48          101,770
       450,000  Southwestern Electric Power Co., Series M...........................     4.10%       09/15/28          456,625
        75,000  Tucson Electric Power Co............................................     5.15%       11/15/21           78,158
       100,000  WEC Energy Group, Inc...............................................     3.38%       06/15/21          100,597
                                                                                                                 -------------
                                                                                                                     2,158,944
                                                                                                                 -------------
                ELECTRONICS -- 0.0%
        36,000  Itron, Inc. (a).....................................................     5.00%       01/15/26           35,100
                                                                                                                 -------------
                ENTERTAINMENT -- 0.1%
        95,000  Churchill Downs, Inc. (a)...........................................     4.75%       01/15/28           91,219
                                                                                                                 -------------
                ENVIRONMENTAL CONTROL -- 0.2%
       182,000  Clean Harbors, Inc..................................................     5.13%       06/01/21          182,455
        94,000  Covanta Holding Corp................................................     6.00%       01/01/27           94,705


Page 32                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                ENVIRONMENTAL CONTROL (CONTINUED)
$       75,000  Republic Services, Inc..............................................     3.95%       05/15/28    $      76,889
                                                                                                                 -------------
                                                                                                                       354,049
                                                                                                                 -------------
                FOOD -- 1.6%
       390,000  Campbell Soup Co....................................................     3.30%       03/15/21          389,632
       250,000  Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)..........................     3.42%       03/15/21          247,678
        30,000  Chobani LLC / Chobani Finance Corp., Inc. (a).......................     7.50%       04/15/25           27,150
       250,000  Conagra Brands, Inc., 3 Mo. LIBOR + 0.50% (b).......................     3.30%       10/09/20          248,247
       250,000  Conagra Brands, Inc.................................................     4.60%       11/01/25          254,220
       390,000  General Mills, Inc..................................................     4.20%       04/17/28          394,075
       505,000  Kraft Heinz Foods Co................................................     4.63%       01/30/29          506,926
       275,000  Kroger (The) Co.....................................................     4.50%       01/15/29          276,846
        61,000  Pilgrim's Pride Corp. (a)...........................................     5.88%       09/30/27           60,085
        31,000  Post Holdings, Inc. (a).............................................     5.75%       03/01/27           30,651
       123,000  Post Holdings, Inc. (a).............................................     5.63%       01/15/28          119,310
       300,000  Tyson Foods, Inc....................................................     4.00%       03/01/26          301,205
                                                                                                                 -------------
                                                                                                                     2,856,025
                                                                                                                 -------------
                FOREST PRODUCTS & PAPER -- 0.0%
        40,000  Georgia-Pacific LLC (a).............................................     5.40%       11/01/20           41,472
                                                                                                                 -------------
                GAS -- 0.4%
        70,000  NiSource, Inc.......................................................     3.65%       06/15/23           70,703
       500,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41          570,626
                                                                                                                 -------------
                                                                                                                       641,329
                                                                                                                 -------------
                HEALTHCARE-PRODUCTS -- 0.8%
       500,000  Becton Dickinson and Co., 3 Mo. LIBOR + 0.88% (b)...................     3.68%       12/29/20          498,570
       500,000  Boston Scientific Corp..............................................     3.45%       03/01/24          501,263
       150,000  Fresenius US Finance II, Inc. (a)...................................     4.25%       02/01/21          151,341
       208,000  Hologic, Inc. (a)...................................................     4.63%       02/01/28          201,760
                                                                                                                 -------------
                                                                                                                     1,352,934
                                                                                                                 -------------
                HEALTHCARE-SERVICES -- 1.8%
       615,000  Anthem, Inc.........................................................     3.35%       12/01/24          610,878
       135,000  Barnabas Health, Inc., Series 2012..................................     4.00%       07/01/28          136,349
       198,000  Catalent Pharma Solutions, Inc. (a).................................     4.88%       01/15/26          197,010
       141,000  Centene Corp........................................................     5.63%       02/15/21          143,115
        97,000  Centene Corp., (a)..................................................     5.38%       06/01/26          100,880
        21,000  CHS/Community Health Systems, Inc...................................     6.25%       03/31/23           20,291
        75,000  Cigna Holding Co....................................................     3.05%       10/15/27           69,284
       160,000  Fresenius Medical Care US Finance II, Inc. (a)......................     5.63%       07/31/19          161,338
       525,000  Fresenius Medical Care US Finance II, Inc. (a)......................     4.13%       10/15/20          528,550
       200,000  HCA, Inc............................................................     5.00%       03/15/24          209,167
        90,000  HCA, Inc............................................................     5.25%       04/15/25           95,386
        40,000  HCA, Inc............................................................     5.38%       02/01/25           41,588
        42,000  HCA, Inc.,..........................................................     5.88%       02/01/29           44,100
       115,000  Humana, Inc.........................................................     2.63%       10/01/19          114,850
       100,000  Humana, Inc.........................................................     3.15%       12/01/22           99,698
       135,000  Molina Healthcare, Inc. (a).........................................     4.88%       06/15/25          133,481
        40,000  MPH Acquisition Holdings LLC (a)....................................     7.13%       06/01/24           40,275
       180,000  Providence St. Joseph Health Obligated Group, Series H..............     2.75%       10/01/26          167,634
       150,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24          150,188
        54,000  WellCare Health Plans, Inc..........................................     5.25%       04/01/25           55,334
                                                                                                                 -------------
                                                                                                                     3,119,396
                                                                                                                 -------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                HOUSEHOLD PRODUCTS/WARES -- 0.2%
$      149,000  Central Garden & Pet Co.............................................     5.13%       02/01/28    $     138,570
        60,000  Spectrum Brands, Inc................................................     6.13%       12/15/24           59,400
       130,000  Spectrum Brands, Inc................................................     5.75%       07/15/25          127,888
                                                                                                                 -------------
                                                                                                                       325,858
                                                                                                                 -------------
                HOUSEWARES -- 0.1%
       250,000  Newell Brands, Inc..................................................     3.85%       04/01/23          247,550
                                                                                                                 -------------
                INSURANCE -- 0.4%
       205,000  Berkshire Hathaway Finance Corp.....................................     4.20%       08/15/48          206,398
       140,000  Farmers Insurance Exchange (a) (c)..................................     4.75%       11/01/57          121,314
       150,000  Pricoa Global Funding I (a).........................................     3.45%       09/01/23          152,001
       175,000  Teachers Insurance & Annuity Association of America (a) (c).........     4.38%       09/15/54          177,918
                                                                                                                 -------------
                                                                                                                       657,631
                                                                                                                 -------------
                INTERNET -- 0.0%
        62,000  Zayo Group LLC / Zayo Capital, Inc. (a).............................     5.75%       01/15/27           60,295
                                                                                                                 -------------
                LODGING -- 0.0%
        61,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...............     5.25%       05/15/27           58,427
                                                                                                                 -------------
                MEDIA -- 1.7%
       390,000  21st Century Fox America, Inc.......................................     4.00%       10/01/23          401,257
        61,000  AMC Networks, Inc...................................................     4.75%       08/01/25           59,418
       600,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.75%       04/01/48          600,800
       815,000  Comcast Corp........................................................     2.35%       01/15/27          747,488
       115,000  Comcast Corp........................................................     4.70%       10/15/48          119,820
       275,000  CSC Holdings LLC (a)................................................     6.50%       02/01/29          288,237
       500,000  Fox Corp., (a)......................................................     3.67%       01/25/22          506,304
       100,000  NBCUniversal Media LLC..............................................     2.88%       01/15/23           99,325
       150,000  Sirius XM Radio, Inc. (a)...........................................     3.88%       08/01/22          150,188
                                                                                                                 -------------
                                                                                                                     2,972,837
                                                                                                                 -------------
                MISCELLANEOUS MANUFACTURING -- 0.5%
       175,000  General Electric Co., Global Medium-Term Note.......................     2.20%       01/09/20          173,697
       100,000  General Electric Co., Global Medium-Term Note.......................     4.63%       01/07/21          102,403
        80,000  General Electric Co., Medium-Term Note..............................     4.65%       10/17/21           82,471
       205,000  General Electric Co., Medium-Term Note..............................     5.55%       01/05/26          216,140
       300,000  Ingersoll-Rand Co...................................................     9.00%       08/15/21          337,572
                                                                                                                 -------------
                                                                                                                       912,283
                                                                                                                 -------------
                OIL & GAS -- 0.5%
        68,000  Antero Resources Corp...............................................     5.13%       12/01/22           68,364
       159,000  Antero Resources Corp...............................................     5.00%       03/01/25          153,435
        15,000  Centennial Resource Production LLC (a)..............................     5.38%       01/15/26           14,400
        29,000  CrownRock L.P. / CrownRock Finance, Inc. (a)........................     5.63%       10/15/25           28,203
       435,000  EQT Corp............................................................     3.90%       10/01/27          395,198
        69,000  Matador Resources Co................................................     5.88%       09/15/26           69,000
       157,000  Sunoco L.P. / Sunoco Finance Corp...................................     5.88%       03/15/28          155,038
        36,000  WPX Energy, Inc.....................................................     5.75%       06/01/26           36,360
                                                                                                                 -------------
                                                                                                                       919,998
                                                                                                                 -------------
                OIL & GAS SERVICES -- 0.0%
        70,000  USA Compression Partners L.P. / USA Compression Finance
                   Corp.............................................................     6.88%       04/01/26           71,575
                                                                                                                 -------------


Page 34                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                PACKAGING & CONTAINERS -- 0.8%
$      490,000  Amcor Finance USA, Inc. (a).........................................     4.50%       05/15/28    $     497,343
        58,000  Ball Corp...........................................................     4.00%       11/15/23           58,290
        25,000  Berry Global, Inc...................................................     5.13%       07/15/23           25,125
        16,000  Berry Global, Inc. (a)..............................................     4.50%       02/15/26           15,180
        29,000  Crown Americas LLC / Crown Americas Capital Corp. V.................     4.25%       09/30/26           28,021
        58,000  Graphic Packaging International LLC.................................     4.88%       11/15/22           59,160
       111,447  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
                   Group Issuer Lu..................................................     5.75%       10/15/20          111,810
        60,000  Sealed Air Corp. (a)................................................     5.50%       09/15/25           62,700
       125,000  Silgan Holdings, Inc................................................     4.75%       03/15/25          123,125
       405,000  WRKCo, Inc..........................................................     4.65%       03/15/26          417,418
                                                                                                                 -------------
                                                                                                                     1,398,172
                                                                                                                 -------------
                PHARMACEUTICALS -- 1.7%
        85,000  AbbVie, Inc.........................................................     4.50%       05/14/35           79,600
       100,000  AbbVie, Inc.........................................................     4.88%       11/14/48           94,078
       100,000  Bayer US Finance II LLC (a).........................................     3.50%       06/25/21           99,940
       585,000  Bayer US Finance II LLC (a).........................................     4.38%       12/15/28          570,258
     1,045,000  Cigna Corp. (a).....................................................     4.38%       10/15/28        1,060,658
       915,000  CVS Health Corp.....................................................     5.05%       03/25/48          906,125
       182,000  Elanco Animal Health, Inc. (a)......................................     4.27%       08/28/23          184,889
                                                                                                                 -------------
                                                                                                                     2,995,548
                                                                                                                 -------------
                PIPELINES -- 2.0%
        70,000  Cheniere Energy Partners L.P........................................     5.25%       10/01/25           71,138
       145,000  Energy Transfer Operating L.P.......................................     6.00%       06/15/48          150,266
       300,000  Energy Transfer Operating L.P.......................................     6.25%       04/15/49          323,069
       145,000  EQM Midstream Partners L.P..........................................     5.50%       07/15/28          144,757
       370,000  Kinder Morgan, Inc..................................................     5.55%       06/01/45          388,814
        94,010  Pipeline Funding Co. LLC (a)........................................     7.50%       01/15/30          110,593
       145,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.65%       10/15/25          148,243
       236,000  Rockies Express Pipeline LLC (a)....................................     5.63%       04/15/20          241,900
       100,000  Rockies Express Pipeline LLC (a)....................................     6.88%       04/15/40          107,750
        75,682  Ruby Pipeline LLC (a)...............................................     6.00%       04/01/22           73,044
       100,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25          108,378
       400,000  Spectra Energy Partners L.P.........................................     4.60%       06/15/21          409,586
        50,000  Sunoco Logistics Partners Operations L.P............................     4.00%       10/01/27           47,925
       440,000  Sunoco Logistics Partners Operations L.P............................     5.40%       10/01/47          422,866
        58,000  Targa Resources Partners .L.P / Targa Resources Partners Finance
                   Corp. (a)........................................................     5.88%       04/15/26           60,610
        75,000  TC PipeLines L.P....................................................     3.90%       05/25/27           72,190
        54,000  TransMontaigne Partners L.P. / TLP Finance Corp.....................     6.13%       02/15/26           50,085
        82,000  Williams Cos., (The), Inc...........................................     4.55%       06/24/24           84,905
       510,000  Williams Cos., (The), Inc...........................................     3.75%       06/15/27          495,428
                                                                                                                 -------------
                                                                                                                     3,511,547
                                                                                                                 -------------
                REAL ESTATE -- 0.3%
       500,000  WEA Finance LLC (a).................................................     3.15%       04/05/22          496,312
                                                                                                                 -------------
                REAL ESTATE INVESTMENT TRUSTS -- 5.7%
        75,000  Alexandria Real Estate Equities, Inc., Class E......................     3.45%       04/30/25           73,272
       150,000  American Campus Communities Operating Partnership L.P...............     3.35%       10/01/20          150,017
        75,000  American Campus Communities Operating Partnership L.P...............     3.75%       04/15/23           74,964


                        See Notes to Financial Statements                Page 35

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$      500,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24    $     504,599
       250,000  Boston Properties L.P...............................................     2.75%       10/01/26          231,680
       200,000  Boston Properties L.P...............................................     4.50%       12/01/28          208,472
       550,000  Camden Property Trust...............................................     2.95%       12/15/22          544,424
       500,000  CubeSmart L.P.......................................................     4.38%       02/15/29          501,586
       500,000  Digital Realty Trust L.P............................................     3.63%       10/01/22          501,819
       250,000  Digital Realty Trust L.P............................................     3.95%       07/01/22          253,420
       100,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.88%       11/01/20          101,750
       250,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26          258,215
       185,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29          188,278
       200,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       11/01/23          208,438
       440,000  HCP, Inc............................................................     4.00%       12/01/22          447,163
       100,000  HCP, Inc............................................................     4.25%       11/15/23          102,302
        75,000  HCP, Inc............................................................     4.00%       06/01/25           75,272
       575,000  Healthcare Realty Trust, Inc........................................     3.75%       04/15/23          569,968
       575,000  Healthcare Trust of America Holdings L.P............................     3.70%       04/15/23          572,566
        45,000  Host Hotels & Resorts L.P...........................................     6.00%       10/01/21           47,211
       175,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29          172,833
       500,000  Hudson Pacific Properties L.P.......................................     3.95%       11/01/27          473,176
       400,000  Kilroy Realty L.P...................................................     3.45%       12/15/24          390,340
       400,000  Kilroy Realty L.P...................................................     4.38%       10/01/25          406,184
       325,000  Liberty Property LP.................................................     4.13%       06/15/22          332,590
       117,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     5.63%       05/01/24          121,241
       200,000  National Retail Properties, Inc.....................................     3.80%       10/15/22          202,330
       250,000  National Retail Properties, Inc.....................................     3.90%       06/15/24          251,864
       110,000  Realty Income Corp..................................................     3.25%       10/15/22          110,467
        40,000  SBA Communications Corp.............................................     4.88%       09/01/24           40,100
       125,000  SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)........     3.66%       08/16/21          124,358
       325,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22          320,135
       300,000  UDR, Inc............................................................     3.70%       10/01/20          302,162
       225,000  UDR, Inc., Medium-Term Note, Series 1...............................     4.63%       01/10/22          232,205
        75,000  Ventas Realty L.P...................................................     4.00%       03/01/28           74,056
        53,000  Welltower, Inc......................................................     4.13%       04/01/19           53,019
       500,000  Welltower, Inc......................................................     6.13%       04/15/20          517,746
       325,000  Welltower, Inc......................................................     5.25%       01/15/22          340,254
                                                                                                                 -------------
                                                                                                                    10,080,476
                                                                                                                 -------------
                RETAIL -- 0.8%
       100,000  Family Dollar Stores, Inc...........................................     5.00%       02/01/21          102,791
        75,000  Home Depot (The), Inc...............................................     3.90%       12/06/28           77,860
        96,000  Party City Holdings, Inc. (a).......................................     6.63%       08/01/26           94,560
       236,000  Rite Aid Corp. (a)..................................................     6.13%       04/01/23          202,075
        75,000  Starbucks Corp......................................................     3.80%       08/15/25           76,185
       100,000  Walgreen Co.........................................................     3.10%       09/15/22           99,768
       300,000  Walgreens Boots Alliance, Inc.......................................     3.30%       11/18/21          301,838
       435,000  Walgreens Boots Alliance, Inc.......................................     4.80%       11/18/44          406,898
                                                                                                                 -------------
                                                                                                                     1,361,975
                                                                                                                 -------------
                SEMICONDUCTORS -- 0.3%
     565,000    Broadcom Corp. / Broadcom Cayman Finance Ltd........................     2.38%       01/15/20          561,202
                                                                                                                 -------------


Page 36                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                SOFTWARE -- 0.1%
$       61,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                   Inc. (a).........................................................     5.75%       03/01/25    $      59,762
       117,000  First Data Corp. (a)................................................     5.00%       01/15/24          120,145
                                                                                                                 -------------
                                                                                                                       179,907
                                                                                                                 -------------
                TELECOMMUNICATIONS -- 2.3%
       594,000  AT&T, Inc...........................................................     4.85%       03/01/39          569,341
       655,000  AT&T, Inc...........................................................     4.75%       05/15/46          609,083
       289,000  Level 3 Financing, Inc..............................................     5.38%       01/15/24          291,168
        54,000  Qwest Corp..........................................................     6.75%       12/01/21           57,634
       125,000  Qwest Corp..........................................................     7.25%       09/15/25          133,618
       275,000  SES GLOBAL Americas Holdings GP (a).................................     5.30%       03/25/44          237,046
        25,000  Sprint Capital Corp.................................................     6.88%       11/15/28           24,734
        85,000  Sprint Capital Corp.................................................     8.75%       03/15/32           92,385
       168,000  Sprint Communications, Inc. (a).....................................     7.00%       03/01/20          173,880
        12,000  Sprint Corp.........................................................     7.13%       06/15/24           12,390
        42,000  Sprint Corp.........................................................     7.63%       03/01/26           43,680
       755,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (a).........................................     4.74%       03/20/25          757,831
       130,000  T-Mobile USA, Inc...................................................     6.50%       01/15/24          135,200
        74,000  T-Mobile USA, Inc...................................................     4.75%       02/01/28           72,143
        50,000  Verizon Communications, Inc.........................................     4.33%       09/21/28           51,821
       840,000  Verizon Communications, Inc. (a)....................................     4.02%       12/03/29          840,553
                                                                                                                 -------------
                                                                                                                     4,102,507
                                                                                                                 -------------
                TOTAL CORPORATE BONDS..........................................................................     64,638,945
                (Cost $63,832,827)                                                                               -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 21.3%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
                Federal Home Loan Mortgage Corporation
       416,025     Series 2018-4824, Class ZC.......................................     4.00%       09/15/48          422,548
       282,646     Series 2018-4841, Class CZ.......................................     4.50%       09/15/48          282,947
                Federal National Mortgage Association
       637,406     Series 2012-128, Class UA........................................     2.50%       06/25/42          610,136
     3,676,359     Series 2013-18, Class MI, IO.....................................     3.00%       02/25/33          266,551
                Government National Mortgage Association
     2,978,173     Series 2018-63, Class IO, IO.....................................     4.00%       09/20/47          545,894
       552,897     Series 2018-91, Class YF, 1 Mo. LIBOR + 1.00% (b)................     3.51%       07/20/48          548,836
                                                                                                                 -------------
                                                                                                                     2,676,912
                                                                                                                 -------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 10.9%
                Federal National Mortgage Association
        75,485     Series 2010-M4, Class A3.........................................     3.82%       06/25/20           76,123
     1,056,238     Series 2011-M5, Class X, IO (d)..................................     1.18%       07/25/21           21,296
    12,498,382     Series 2012-M4, Class X1, IO (d) (e).............................     0.57%       04/25/22          175,943
     3,915,398     Series 2014-M6, Class X2, IO (e).................................     0.18%       05/25/21           14,514
       883,904     Series 2016-M2, Class AL.........................................     3.47%       04/25/36          891,257
       369,043     Series 2016-M2, Class X3, IO (e).................................     2.01%       04/25/36           15,483
     3,659,220     Series 2016-M4, Class X2, IO (e).................................     2.60%       01/25/39          312,692
       678,740     Series 2016-M11, Class AL........................................     2.94%       07/25/39          663,234
       709,592     Series 2016-M11, Class X2, IO (e)................................     2.68%       07/25/39           29,196


                        See Notes to Financial Statements                Page 37

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Freddie Mac Multifamily Structured Pass Through Certificates
$       69,459     Series 2009-K004, Class A1.......................................     3.41%       05/25/19    $      69,351
     1,028,262     Series 2010-K005, Class AX, IO (d)...............................     1.34%       11/25/19            8,138
       486,177     Series 2010-K006, Class A2.......................................     4.25%       01/25/20          490,194
    27,668,067     Series 2010-K006, Class AX1, IO (d)..............................     0.93%       01/25/20          158,308
       720,722     Series 2010-K007, Class X1, IO (d)...............................     1.03%       04/25/20            6,171
     2,000,000     Series 2011-K010, Class X3, IO (d)...............................     4.62%       11/25/44          146,630
     3,000,000     Series 2011-K011, Class X3, IO (d)...............................     2.57%       12/25/43          131,288
     5,413,749     Series 2011-K012, Class X3, IO (d)...............................     2.25%       01/25/41          217,407
       550,000     Series 2011-KAIV, Class X2, IO (d)...............................     3.61%       06/25/41           41,341
     2,500,000     Series 2012-K022, Class X3, IO (d)...............................     1.81%       08/25/40          145,878
        31,837     Series 2012-K709, Class A2.......................................     2.09%       03/25/19           31,777
       217,501     Series 2012-K710, Class A2.......................................     1.88%       05/25/19          216,998
    20,685,394     Series 2012-K711, Class X3, IO (d)...............................     1.59%       08/25/40          136,716
     3,100,000     Series 2013-K025, Class X3, IO (d)...............................     1.75%       11/25/40          186,399
     4,000,000     Series 2013-K035, Class X3, IO (d)...............................     1.79%       12/25/41          297,966
       558,718     Series 2013-K713, Class A2.......................................     2.31%       03/25/20          556,168
     5,489,541     Series 2014-K036, Class X1, IO (d)...............................     0.75%       10/25/23          158,802
     2,500,000     Series 2014-K037, Class X3, IO (d)...............................     2.21%       01/25/42          240,045
       686,147     Series 2014-K503, Class A2.......................................     2.46%       08/25/19          684,527
     8,223,715     Series 2014-K714, Class X3, IO (d)...............................     1.79%       01/25/42          243,051
     8,824,633     Series 2015-K045, Class X1, IO (d)...............................     0.45%       01/25/25          203,337
     2,500,000     Series 2015-K049, Class X3, IO (d)...............................     1.55%       10/25/43          211,576
     1,493,944     Series 2015-K719, Class X1, IO (d)...............................     0.44%       06/25/22           10,713
     1,435,584     Series 2015-K720, Class X1, IO (d)...............................     0.53%       08/25/22           21,135
       337,715     Series 2015-KP02, Class A2 (b)...................................     2.36%       04/25/21          336,703
     2,450,000     Series 2016-K056, Class XAM, IO (d)..............................     1.15%       05/25/26          184,529
       842,652     Series 2016-K504, Class A2 (b)...................................     2.57%       09/25/20          839,766
       315,649     Series 2016-KF15, Class A, 1 Mo. LIBOR + 0.67% (b)...............     3.18%       02/25/23          316,274
       548,755     Series 2016-KJ03, Class A1.......................................     1.67%       01/25/21          539,268
       698,898     Series 2016-KJ05, Class A1.......................................     1.42%       05/25/21          691,892
       102,128     Series 2016-KP03, Class A2.......................................     1.78%       07/25/19          101,670
     5,000,000     Series 2016-KS07, Class X, IO (d)................................     0.65%       09/25/25          188,501
     1,500,000     Series 2017-K063, Class X3, IO (d)...............................     2.07%       02/25/45          203,554
     2,836,596     Series 2017-K724, Class X1, IO (d)...............................     0.28%       11/25/23           32,031
     2,000,000     Series 2017-K725, Class X3, IO (d)...............................     2.08%       02/25/45          185,135
        81,017     Series 2017-KJ13, Class A1.......................................     2.06%       09/25/21           80,572
    11,037,234     Series 2017-KW02, Class X1, IO (d)...............................     0.31%       12/25/26          183,610
       461,551     Series 2017-Q004, Class A2H (b)..................................     3.02%       01/25/46          462,212
       766,981     Series 2017-Q006, Class APT (b)..................................     2.62%       07/25/26          813,302
     6,000,000     Series 2018-K078, Class XAM, IO (d)..............................     0.01%       06/25/51           32,940
       122,387     Series 2018-K155, Class A1.......................................     3.75%       11/25/29          127,744
       125,000     Series 2018-K155, Class A3.......................................     3.75%       04/25/33          127,912
       250,000     Series 2018-K157, Class A3 (b)...................................     3.99%       08/25/33          263,378
       665,000     Series 2018-K159, Class A3 (b)...................................     3.95%       11/25/33          696,893
     1,374,034     Series 2018-KJ21, Class A1.......................................     3.11%       06/25/25        1,394,174
       475,586     Series 2018-Q007, Class APT1 (e).................................     2.99%       10/25/47          471,556
       289,229     Series 2018-Q007, Class APT2 (e).................................     3.33%       10/25/47          291,099
       125,000     Series 2018-W5FX, Class AFX (d)..................................     2.97%       04/25/28          124,448


Page 38                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                FREMF Mortgage Trust
$   13,336,479     Series 2013-K713, Class X2A, IO (a)..............................     0.10%       04/25/46    $       9,082
                FRESB Mortgage Trust
       872,045     Series 2015-SB6, Class A7 (c)....................................     2.52%       08/25/35          858,929
       529,261     Series 2016-SB18, Class A5F (d)..................................     1.81%       06/25/21          518,554
       428,448     Series 2016-SB20, Class A5F (d)..................................     1.74%       07/25/21          418,662
       493,101     Series 2016-SB20, Class A7F (d)..................................     2.01%       07/25/23          477,737
       484,483     Series 2016-SB23, Class A5H (c)..................................     1.98%       09/25/36          475,654
        84,927     Series 2016-SB24, Class A5H (c)..................................     2.00%       10/25/36           83,270
       594,110     Series 2017-SB26, Class A5H (c)..................................     2.50%       01/25/37          588,645
                Government National Mortgage Association
       413,292     Series 2009-80, Class C (e)......................................     5.04%       04/16/50          422,328
        54,048     Series 2013-72, Class A..........................................     2.04%       10/16/46           51,057
       861,075     Series 2013-125, Class IO, IO (e)................................     0.72%       10/16/54           27,929
                                                                                                                 -------------
                                                                                                                    19,434,664
                                                                                                                 -------------
                PASS-THROUGH SECURITIES -- 8.9%
                Federal Home Loan Mortgage Corporation
       447,970     Pool WA3208......................................................     3.98%       04/01/34          463,360
       298,919     Pool WA3303......................................................     3.83%       05/01/35          300,938
                Federal National Mortgage Association
     1,102,509     Pool 464321......................................................     4.36%       01/01/20        1,109,675
        91,064     Pool 466551......................................................     3.75%       07/01/21           93,071
       125,000     Pool 466893......................................................     4.05%       01/01/21          127,863
       122,099     Pool 467335......................................................     4.32%       03/01/21          125,701
     1,105,000     Pool 468764......................................................     4.16%       07/01/21        1,135,604
        38,222     Pool AD0849......................................................     4.25%       02/01/20           38,630
       600,000     Pool AM0983......................................................     1.74%       11/01/19          598,846
        22,394     Pool AM1691......................................................     3.46%       01/01/43           21,407
       261,472     Pool AM4865......................................................     4.24%       12/01/29          279,912
       288,156     Pool AM6492......................................................     3.76%       08/01/34          295,183
       295,000     Pool AM9440......................................................     3.05%       07/01/27          292,964
       760,714     Pool AM9897......................................................     3.50%       09/01/35          758,579
        54,041     Pool AN0026......................................................     3.48%       11/01/35           53,749
        45,000     Pool AN0976......................................................     3.26%       02/01/28           45,178
       690,000     Pool AN0987......................................................     3.55%       02/01/36          675,460
       104,583     Pool AN1151......................................................     3.20%       03/01/31          103,381
        60,000     Pool AN2799......................................................     2.21%       09/01/26           56,598
       115,000     Pool AN4431......................................................     3.22%       01/01/27          115,661
       615,111     Pool AN6146......................................................     3.13%       07/01/32          589,406
       122,350     Pool AN6926......................................................     3.00%       11/01/32          117,279
       684,976     Pool AN7345......................................................     3.21%       11/01/37          646,730
       600,000     Pool AN7631......................................................     3.16%       12/01/32          578,689
       100,000     Pool AN9163......................................................     3.49%       05/01/30          100,812
       625,000     Pool AN9164......................................................     3.55%       05/01/30          631,861
       100,000     Pool AN9297......................................................     3.69%       05/01/30          102,694
       841,091     Pool AN9367......................................................     3.57%       06/01/30          851,612
       350,000     Pool BL0242......................................................     3.82%       11/01/30          363,752
       503,077     Pool BL0661......................................................     3.99%       11/01/33          524,956
       495,000     Pool BL1132......................................................     3.73%       01/01/29          513,119
     1,430,000     Pool BL1137......................................................     3.73%       01/01/29        1,482,342
       430,000     Pool BL1154......................................................     3.86%       02/01/29          450,735


                        See Notes to Financial Statements                Page 39

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      670,000     Pool BL1372 (f) (g)..............................................     3.64%       03/25/29    $     688,203
       670,000     Pool BL1414......................................................     3.96%       01/01/34          698,293
       670,000     Pool BL1707......................................................     3.66%       02/01/29          691,747
                                                                                                                 -------------
                                                                                                                    15,723,990
                                                                                                                 -------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................     37,835,566
                (Cost $37,275,250)                                                                               -------------

MORTGAGE-BACKED SECURITIES -- 13.2%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.9%
                Adjustable Rate Mortgage Trust
       168,554     Series 2005-8, Class 3A21 (d)....................................     4.10%       11/25/35          152,901
                Alternative Loan Trust
       398,216     Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)................     2.99%       06/25/35          384,795
       126,585     Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (b)...     3.51%       01/25/36          126,904
       430,689     Series 2006-33CB, Class 2A1......................................     6.00%       11/25/36          354,320
       397,314     Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)..............     2.69%       06/25/37          381,355
                American Home Mortgage Assets Trust
     1,046,273     Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b).....     3.03%       02/25/47          645,929
                Banc of America Funding Trust
       260,924     Series 2005-B, Class 3A3, 1 Mo. LIBOR + 0.60% (b)................     3.08%       04/20/35          258,621
                BCAP LLC Trust
       548,900     Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.21% (b).............     2.70%       04/25/37          532,352
                Bear Stearns Mortgage Funding Trust
       705,581     Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)..............     2.67%       10/25/36          653,966
       403,242     Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)..............     2.65%       01/25/37          384,249
       327,872     Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)..............     2.63%       03/25/37          316,941
                CIM Trust
       387,215     Series 2017-7, Class A (a).......................................     3.00%       04/25/57          385,687
       306,082     Series 2017-8, Class A1 (a)......................................     3.00%       12/25/65          302,474
       372,680     Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (a) (b)............     3.59%       09/25/58          373,680
                COLT Mortgage Loan Trust
       208,180     Series 2017-2, Class A1A (a).....................................     2.42%       10/25/47          207,483
                Credit Suisse Mortgage Trust
       629,307     Series 2010-7R, Class 1A12 (a)...................................     4.00%       01/26/37          632,022
                CSMC
       118,569     Series 2014-2R, Class 28A1 (a) (d)...............................     3.00%       06/27/37          116,834
       804,500     Series 2014-11R, Class 14A1, 1 Mo. LIBOR + 0.20% (a) (b).........     2.71%       06/27/46          801,868
                DSLA Mortgage Loan Trust
       103,330     Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.36% (b).............     2.84%       01/19/45           99,617
                First Horizon Alternative Mortgage Securities Trust
        87,446     Series 2004-AA4, Class A1 (d)....................................     4.22%       10/25/34           86,862
                GreenPoint Mortgage Funding Trust
       116,416     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)..............     3.07%       02/25/36          114,813
       649,776     Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b).............     2.69%       03/25/47          619,807
                GreenPoint MTA Trust
       687,024     Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.24% (b)..............     2.73%       08/25/45          652,111
                HarborView Mortgage Loan Trust
       293,234     Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.34% (b)...............     2.82%       06/20/35          290,153
       117,294     Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.45% (b)...............     2.93%       06/20/35          118,032
       934,442     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)................     3.49%       10/25/37          873,948


Page 40                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                HomeBanc Mortgage Trust
$      561,076     Series 2005-4, Class A1, 1 Mo. LIBOR + 0.27% (b).................     2.76%       10/25/35    $     561,114
                Impac CMB Trust
       117,788     Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)................     3.01%       04/25/35          114,867
                IndyMac INDX Mortgage Loan Trust
       617,744     Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (b)..............     3.13%       07/25/45          599,142
       885,514     Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.21% (b)..............     2.70%       05/25/46          849,477
       380,625     Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.12% (b)..............     2.61%       08/25/36          352,030
       201,175     Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b).............     2.68%       04/25/37          187,298
                JP Morgan Alternative Loan Trust
       132,720     Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.34% (b)................     2.83%       04/25/47          128,670
                Lehman XS Trust
       584,450     Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)..............     2.79%       11/25/35          581,197
                Luminent Mortgage Trust
       702,927     Series 2006-6, Class A1, 1 Mo. LIBOR + 0.20% (b).................     2.69%       10/25/46          680,613
                Merrill Lynch Mortgage Investors Trust
       300,144     Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)..................     3.11%       08/25/28          291,364
       542,280     Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)................     3.31%       11/25/29          542,415
                Morgan Stanley Resecuritization Trust
       114,614     Series 2014-R8, Class 3B1, 12 Mo. Treasury Average +
                      0.75% (a) (b).................................................     2.77%       06/26/47          112,655
                Opteum Mortgage Acceptance Corp Trust
       888,808     Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.30% (b)...............     2.79%       04/25/36          853,707
                Structured Adjustable Rate Mortgage Loan Trust
        84,177     Series 2005-12, Class 3A1 (d)....................................     4.38%       06/25/35           82,049
       848,493     Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.16% (b)...............     2.65%       12/25/36          813,943
                Structured Asset Mortgage Investments II Trust
       528,768     Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)..............     2.95%       05/25/45          517,703
       696,086     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)..............     2.72%       02/25/36          620,431
       700,702     Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.22% (b).............     2.71%       05/25/36          640,566
       722,130     Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.19% (b)..............     2.68%       06/25/36          685,609
       104,381     Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.21% (b)..............     2.70%       05/25/36           96,262
       873,950     Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.20% (b)..............     2.69%       10/25/36          794,584
       384,946     Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)..............     2.67%       01/25/37          367,329
                Structured Asset Mortgage Investments Trust
       295,429     Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)...............     3.16%       11/19/33          291,429
                WaMu Mortgage Pass-Through Certificates Trust
       286,312     Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b).............     3.27%       10/25/44          287,906
        80,978     Series 2005-AR8, Class 2A1A, 1 Mo. LIBOR + 0.58% (b).............     3.07%       07/25/45           80,455
       105,215     Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (b).............     2.81%       08/25/45          104,826
       273,195     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)............     2.75%       11/25/45          271,141
        94,783     Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (b)..     3.29%       09/25/46           86,193
       597,277     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)..     3.26%       02/25/46          595,667
                Wells Fargo Mortgage Backed Securities Trust
       383,554     Series 2004-BB, Class A (d)......................................     4.94%       01/25/35          388,301
       559,929     Series 2007-AR5, Class A (d).....................................     4.72%       10/25/37          526,565
                                                                                                                 -------------
                                                                                                                    22,973,232
                                                                                                                 -------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 0.3%
                COMM Mortgage Trust
     1,734,431     Series 2012-CR4, Class XA, IO (d)................................     1.78%       10/15/45           82,371


                        See Notes to Financial Statements                Page 41

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                COMM Mortgage Trust (Continued)
$      609,865     Series 2014-LC17, Class XA, IO (d)...............................     0.89%       10/10/47    $      16,754
                DBUBS Mortgage Trust
     1,812,997     Series 2011-LC3A, Class XA, IO (a) (d)...........................     0.34%       08/10/44           10,902
                GS Mortgage Securities Trust
     1,446,771     Series 2010-C1, Class X, IO (a) (d)..............................     1.35%       08/10/43           21,394
       297,676     Series 2013-GC12, Class XA, IO (d)...............................     1.43%       06/10/46           14,476
                JP Morgan Chase Commercial Mortgage Securities Trust
        95,688     Series 2010-C1, Class A2 (a).....................................     4.61%       06/15/43           96,874
       575,685     Series 2012-CBX, Class XA, IO (d)................................     2.07%       06/15/45           19,039
                JPMBB Commercial Mortgage Securities Trust
     1,681,648     Series 2013-C14, Class XA, IO (d)................................     0.56%       08/15/46           32,825
       607,046     Series 2013-C15, Class XA, IO (d)................................     1.08%       11/15/45           25,203
                Morgan Stanley Bank of America Merrill Lynch Trust
     1,363,062     Series 2013-C12, Class XA, IO (d)................................     0.62%       10/15/46           32,008
                Morgan Stanley Capital I Trust
     3,250,000     Series 2011-C2, Class XB, IO (a) (d).............................     0.54%       06/15/44           36,834
                UBS-Barclays Commercial Mortgage Trust
       527,438     Series 2012-C2, Class XA, IO (a) (d).............................     1.32%       05/10/63           19,643
                                                                                                                 -------------
                                                                                                                       408,323
                                                                                                                 -------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................     23,381,555
                (Cost $23,320,214)                                                                               -------------

ASSET-BACKED SECURITIES -- 6.8%

                321 Henderson Receivables LLC
       371,790     Series 2013-2A, Class A (a)......................................     4.21%       03/15/62          387,098
                ABFC Trust
       120,623     Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (a) (b)...........     2.79%       05/25/37          117,102
                Argent Securities, Inc.
       160,000     Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.44% (b)................     2.93%       11/25/35          156,911
                Asset-Backed Pass-Through Certificates
        11,988     Series 2005-R2, Class M2, 1 Mo. LIBOR + 0.72% (b)................     3.21%       04/25/35           12,020
                BCMSC Trust
     2,369,065     Series 2000-A, Class A5..........................................     8.32%       06/15/30          887,833
                Carrington Mortgage Loan Trust
       102,773     Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.48% (b)...............     2.97%       10/25/35          102,803
                CIT Mortgage Loan Trust
       385,879     Series 2007-1, Class 1A, 1 Mo. LIBOR + 1.35% (a) (b).............     3.84%       10/25/37          389,483
                Citigroup Mortgage Loan Trust, Inc.
        58,088     Series 2005-HE4, Class M1, 1 Mo. LIBOR + 0.41% (b)...............     2.90%       10/25/35           58,134
        73,893     Series 2007-WFH2, Class A4, 1 Mo. LIBOR + 0.35% (b)..............     2.84%       03/25/37           73,943
                Conseco Finance Corp.
        92,466     Series 1996-7, Class M1..........................................     7.70%       09/15/26           98,369
                Countrywide Asset-Backed Certificates
       258,820     Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.17% (b)................     2.66%       09/25/36          255,253
                Credit-Based Asset Servicing & Securitization LLC
       957,000     Series 2006-MH1, Class B1 (a) (h)................................     6.25%       10/25/36          960,923
                EquiFirst Mortgage Loan Trust
       138,961     Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b).................     3.21%       04/25/35          139,223


Page 42                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
ASSET-BACKED SECURITIES (CONTINUED)

                First Franklin Mortgage Loan Trust
$      148,774     Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.15% (b).............     2.64%       08/25/36    $     123,706
                Fremont Home Loan Trust
        25,000     Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (b).................     3.22%       01/25/35           24,660
       108,340     Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.34% (b)................     2.83%       11/25/35          108,051
                HSI Asset Securitization Corp Trust
       928,852     Series 2005-OPT1, Class M1, 1 Mo. LIBOR + 0.63% (b)..............     3.12%       11/25/35          923,150
                JP Morgan Mortgage Acquisition Trust
       768,956     Series 2006-WF1, Class A5........................................     6.41%       07/25/36          375,772
       290,000     Series 2007-CH5, Class A5, 1 Mo. LIBOR + 0.26% (b)...............     2.75%       06/25/37          285,116
                MASTR Asset-Backed Securities Trust
       169,539     Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)...............     2.65%       11/25/36          116,193
                Mid-State Capital Trust
        38,185     Series 2010-1, Class A (a).......................................     3.50%       12/15/45           38,832
                Navient Student Loan Trust
        38,650     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b).................     3.00%       06/25/31           38,485
                NovaStar Mortgage Funding Trust
       659,222     Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)................     2.69%       09/25/37          638,108
                Ownit Mortgage Loan Trust
       524,126     Series 2006-3, Class A1, 1 Mo. LIBOR + 0.18% (b).................     2.67%       03/25/37          520,420
                Residential Asset Mortgage Product, Inc.
       160,000     Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.55% (b)...............     3.04%       09/25/35          159,136
       900,000     Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)...............     2.94%       03/25/36          894,839
                Residential Asset Securities Corp.
       150,000     Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.42% (b)..............     2.91%       12/25/35          149,864
       150,000     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)...............     2.82%       04/25/36          148,661
                SLM Student Loan Trust
       305,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)..................     3.52%       10/27/70          284,124
       300,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)..................     3.97%       01/25/83          278,566
       300,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)..................     3.97%       04/26/83          288,757
       650,000     Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)..................     4.62%       07/25/73          657,394
       300,000     Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)..................     4.62%       07/26/83          306,160
       220,000     Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)..................     5.02%       10/25/75          226,033
       800,000     Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)..................     5.02%       10/25/83          822,327
       100,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)..................     4.29%       09/25/43           97,743
                Soundview Home Loan Trust
       680,000     Series 2005-OPT3, Class M1, 1 Mo. LIBOR + 0.47% (b)..............     2.96%       11/25/35          672,389
       149,306     Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b).............     2.74%       07/25/37          134,430
                Structured Receivables Finance LLC
       185,570     Series 2010-B, Class A (a).......................................     3.73%       08/15/36          182,602
                                                                                                                 -------------
                TOTAL ASSET-BACKED SECURITIES..................................................................     12,134,613
                (Cost $12,180,853)                                                                               -------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
FOREIGN CORPORATE BONDS -- 6.7%

                ADVERTISING -- 0.0%
        29,000  Clear Channel International B.V. (USD) (a)..........................     8.75%       12/15/20    $      29,834
                                                                                                                 -------------
                BANKS -- 1.0%
       200,000  Global Bank Corp. (USD) (a).........................................     4.50%       10/20/21          201,560
       125,000  Lloyds Bank PLC (USD)...............................................     3.30%       05/07/21          125,135
       540,000  Lloyds Banking Group PLC (USD) (c)..................................     2.91%       11/07/23          523,302
       250,000  Santander UK Group Holdings PLC (USD) (c)...........................     4.80%       11/15/24          255,017
       650,000  Santander UK PLC (USD)..............................................     3.40%       06/01/21          651,840
                                                                                                                 -------------
                                                                                                                     1,756,854
                                                                                                                 -------------
                BEVERAGES -- 0.4%
       390,000  Bacardi Ltd. (USD) (a)..............................................     4.70%       05/15/28          378,655
       200,000  Bacardi Ltd. (USD) (a)..............................................     5.30%       05/15/48          181,082
       125,000  Pernod Ricard S.A. (USD) (a)........................................     4.45%       01/15/22          128,641
                                                                                                                 -------------
                                                                                                                       688,378
                                                                                                                 -------------
                COMMERCIAL SERVICES -- 0.5%
       200,000  DP World Crescent Ltd. (USD) (a)....................................     4.85%       09/26/28          205,997
       465,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28          468,697
       250,000  IHS Markit Ltd. (USD) (a)...........................................     4.75%       02/15/25          255,803
                                                                                                                 -------------
                                                                                                                       930,497
                                                                                                                 -------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.9%
       600,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     4.50%       05/15/21          608,259
       985,000  GE Capital International Funding Co. Unlimited Co. (USD)............     2.34%       11/15/20          968,965
                                                                                                                 -------------
                                                                                                                     1,577,224
                                                                                                                 -------------
                ENVIRONMENTAL CONTROL -- 0.1%
        61,000  GFL Environmental, Inc. (USD) (a)...................................     5.38%       03/01/23           57,759
        60,000  Hulk Finance Corp. (USD) (a)........................................     7.00%       06/01/26           57,150
                                                                                                                 -------------
                                                                                                                       114,909
                                                                                                                 -------------
                FOOD -- 0.2%
       340,000  Mondelez International Holdings Netherlands B.V. (USD) (a)..........     2.00%       10/28/21          329,368
                                                                                                                 -------------
                MACHINERY-DIVERSIFIED -- 0.1%
       110,000  Titan Acquisition Ltd. / Titan Co.-Borrower LLC (USD) (a)...........     7.75%       04/15/26           96,525
                                                                                                                 -------------
                MEDIA -- 0.1%
       200,000  Virgin Media Secured Finance PLC (USD) (a)..........................     5.50%       08/15/26          199,500
                                                                                                                 -------------
                MINING -- 0.4%
       250,000  CODELCO, Series REGS (USD)..........................................     3.63%       08/01/27          247,328
       200,000  Indonesia Asahan Aluminium Persero PT (USD) (a).....................     5.71%       11/15/23          211,397
       300,000  Indonesia Asahan Aluminium Persero PT (USD) (a).....................     6.53%       11/15/28          329,560
                                                                                                                 -------------
                                                                                                                       788,285
                                                                                                                 -------------
                MISCELLANEOUS MANUFACTURING -- 0.0%
        40,000  Ingersoll-Rand Luxembourg Finance S.A. (USD)........................     3.55%       11/01/24           40,106
                                                                                                                 -------------
                OIL & GAS -- 0.8%
       450,000  Kazmunaygas National Co. JSC (USD) (a)..............................     4.75%       04/19/27          455,918
       100,000  Petrobras Global Finance B.V. (USD).................................     5.75%       02/01/29           99,935
       200,000  Petroleos del Peru S.A., Series REGS (USD)..........................     4.75%       06/19/32          197,500
       200,000  Petroleos Mexicanos (USD)...........................................     5.38%       03/13/22          201,400
        65,000  Petroleos Mexicanos (USD)...........................................     6.50%       03/13/27           62,920
       150,000  Petroleos Mexicanos (USD)...........................................     6.50%       01/23/29          142,973


Page 44                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
FOREIGN CORPORATE BONDS (CONTINUED)

                OIL & GAS (CONTINUED)
        77,490  Transocean Guardian Ltd. (USD) (a)..................................     5.88%       01/15/24    $      79,137
       126,630  Transocean Pontus Ltd. (USD) (a)....................................     6.13%       08/01/25          128,529
       100,000  Transocean Poseidon Ltd. (USD) (a)..................................     6.88%       02/01/27          103,000
                                                                                                                 -------------
                                                                                                                     1,471,312
                                                                                                                 -------------
                PACKAGING & CONTAINERS -- 0.2%
       265,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (USD) (a)...................................................     7.25%       05/15/24          276,183
        18,000  OI European Group B.V. (USD) (a)....................................     4.00%       03/15/23           17,640
                                                                                                                 -------------
                                                                                                                       293,823
                                                                                                                 -------------
                PHARMACEUTICALS -- 0.6%
       390,000  Allergan Funding SCS (USD)..........................................     4.55%       03/15/35          364,301
       295,000  Bausch Health Cos., Inc. (USD) (a)..................................     5.50%       11/01/25          298,688
       200,000  Shire Acquisitions Investments Ireland DAC (USD)....................     1.90%       09/23/19          198,617
       225,000  Shire Acquisitions Investments Ireland DAC (USD)....................     2.40%       09/23/21          220,062
                                                                                                                 -------------
                                                                                                                     1,081,668
                                                                                                                 -------------
                PIPELINES -- 0.4%
       200,000  Peru LNG Srl, Series REGS (USD).....................................     5.38%       03/22/30          205,610
       200,000  Southern Gas Corridor CJSC, Series REGS (USD).......................     6.88%       03/24/26          223,176
       350,000  TransCanada Pipelines Ltd. (USD)....................................     5.10%       03/15/49          362,545
                                                                                                                 -------------
                                                                                                                       791,331
                                                                                                                 -------------
                RETAIL -- 0.3%
       123,000  1011778 BC ULC / New Red Finance, Inc. (USD) (a)....................     4.25%       05/15/24          120,079
       510,000  Alimentation Couche-Tard, Inc. (USD) (a)............................     3.55%       07/26/27          486,738
                                                                                                                 -------------
                                                                                                                       606,817
                                                                                                                 -------------
                SAVINGS & LOANS -- 0.1%
       135,000  Nationwide Building Society (USD) (a) (c)...........................     3.77%       03/08/24          132,727
                                                                                                                 -------------
                TELECOMMUNICATIONS -- 0.6%
       207,000  Intelsat Jackson Holdings S.A. (USD)................................     5.50%       08/01/23          189,922
        18,000  Intelsat Jackson Holdings S.A. (USD) (a)............................     8.50%       10/15/24           18,265
       350,000  Koninklijke KPN N.V. (USD)..........................................     8.38%       10/01/30          421,788
       200,000  SES S.A. (USD) (a)..................................................     3.60%       04/04/23          196,727
       100,000  Vodafone Group PLC (USD)............................................     3.75%       01/16/24           99,750
        50,000  Vodafone Group PLC (USD)............................................     4.38%       05/30/28           49,553
                                                                                                                 -------------
                                                                                                                       976,005
                                                                                                                 -------------
                TRUCKING & LEASING -- 0.0%
        54,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     5.13%       10/01/23           54,675
                                                                                                                 -------------
                TOTAL FOREIGN CORPORATE BONDS..................................................................     11,959,838
                (Cost $11,805,229)                                                                               -------------

FOREIGN SOVEREIGN BONDS -- 1.5%

                ARGENTINA -- 0.1%
       150,000  Argentine Republic Government International Bond (USD)..............     6.88%       04/22/21          142,839
                                                                                                                 -------------
                BAHRAIN -- 0.1%
       200,000  Bahrain Government International Bond, Series REGS (USD)............     7.00%       10/12/28          211,639
                                                                                                                 -------------
                BRAZIL -- 0.2%
       250,000  Brazilian Government International Bond (USD).......................     4.63%       01/13/28          248,815
                                                                                                                 -------------


                        See Notes to Financial Statements                Page 45

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
FOREIGN SOVEREIGN BONDS (CONTINUED)

                COLOMBIA -- 0.3%
       400,000  Colombia Government International Bond (USD)........................     4.00%       02/26/24    $     405,103
                                                                                                                 -------------
                EGYPT -- 0.1%
       200,000  Egypt Government International Bond (USD) (a).......................     5.58%       02/21/23          199,524
                                                                                                                 -------------
                MEXICO -- 0.1%
       200,000  Mexico Government International Bond (USD)..........................     3.75%       01/11/28          191,850
                                                                                                                 -------------
                OMAN -- 0.1%
       200,000  Oman Government International Bond (USD) (a)........................     5.63%       01/17/28          189,366
                                                                                                                 -------------
                QATAR -- 0.1%
       200,000  Qatar Government International Bond, Series REGS (USD)..............     4.50%       04/23/28          211,646
                                                                                                                 -------------
                RUSSIA -- 0.1%
       200,000  Russian Foreign Bond - Eurobond, Series REGS (USD)..................     4.75%       05/27/26          203,331
                                                                                                                 -------------
                SAUDI ARABIA -- 0.1%
       200,000  Saudi Government International Bond, Series REGS (USD)..............     3.63%       03/04/28          195,336
                                                                                                                 -------------
                SOUTH AFRICA -- 0.1%
       250,000  Republic of South Africa Government International Bond (USD)........     4.88%       04/14/26          247,800
                                                                                                                 -------------
                URUGUAY -- 0.1%
       200,000  Uruguay Government International Bond (USD).........................     4.38%       10/27/27          206,525
                                                                                                                 -------------
                TOTAL FOREIGN SOVEREIGN BONDS..................................................................      2,653,774
                (Cost $2,601,950)                                                                                -------------

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MUNICIPAL BONDS -- 0.5%

                CALIFORNIA -- 0.0%
$       75,000  Univ of CA Rev TXBL Gen Ref, Ser AJ.................................     4.60%       05/15/31           80,897
                                                                                                                 -------------
                NEW YORK -- 0.5%
       825,000  New York City Transitional Finance Authority Future Tax Secured
                   Revenue, Class A3................................................     3.73%       08/01/29          828,687
                                                                                                                 -------------
                TOTAL MUNICIPAL BONDS..........................................................................        909,584
                (Cost $885,327)                                                                                  -------------

U.S. GOVERNMENT BONDS AND NOTES -- 0.3%

       275,000  Federal Home Loan Banks.............................................     4.09%       09/20/33          275,406
       275,000  Federal Home Loan Banks.............................................     4.05%       09/21/33          274,300
                                                                                                                 -------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................        549,706
                (Cost $549,261)                                                                                  -------------

                                                                                                    ANNUALIZED
  PRINCIPAL                                                                             STATED    YIELD ON DATE
    VALUE                                   DESCRIPTION                                 COUPON     OF PURCHASE       VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
COMMERCIAL PAPER -- 0.3%

                AUTO MANUFACTURERS -- 0.3%
       460,000  Ford Motor Credit Co. LLC (a).......................................     3.18%       04/04/19          458,611
                                                                                                                 -------------
                TOTAL COMMERCIAL PAPER.........................................................................        458,611
                (Cost $458,641)                                                                                  -------------


Page 46                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                 DESCRIPTION                                   COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. TREASURY BILLS -- 13.1%

$      445,000  U.S. Treasury Bill (i)..............................................      (j)        03/28/19    $     444,212
    14,491,000  U.S. Treasury Bill..................................................      (j)        04/11/19       14,451,308
     3,812,000  U.S. Treasury Bill..................................................      (j)        04/04/19        3,803,542
     2,832,000  U.S. Treasury Bill..................................................      (j)        04/18/19        2,823,013
     1,760,000  U.S. Treasury Bill..................................................      (j)        04/23/19        1,753,821
                                                                                                                 -------------
                TOTAL U.S. TREASURY BILLS......................................................................     23,275,896
                (Cost $23,275,814)                                                                               -------------

    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUND -- 1.2%

     2,216,583  JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Class 2.24% (k).........      2,216,583
                (Cost $2,216,583)                                                                                -------------
                TOTAL INVESTMENTS -- 101.2%....................................................................    180,014,671
                (Cost $178,401,949) (l)
                NET OTHER ASSETS AND LIABILITIES -- (1.2)%.....................................................     (2,157,404)
                                                                                                                 -------------
                NET ASSETS -- 100.0%...........................................................................  $ 177,857,267
                                                                                                                 =============


FUTURES CONTRACTS AT FEBRUARY 28, 2019 (see Note 2C - Futures Contracts in the Notes to Financial Statements):

                                                                                                UNREALIZED
                                                                                               APPRECIATION
                                                 NUMBER OF       EXPIRATION      NOTIONAL     (DEPRECIATION)/
      FUTURES CONTRACTS           POSITION       CONTRACTS          DATE           VALUE          VALUE
------------------------------  ------------  ---------------  --------------  -------------  --------------
U.S. 2-Year Treasury Notes          Long              2           Jun-2019     $     424,391  $         (160)
U.S. 5-Year Treasury Notes          Long            121           Jun-2019        13,862,063         (21,149)
U.S. 10-Year Ultra Treasury
   Notes                            Short           207           Jun-2019       (26,796,797)         71,327
Ultra U.S. Treasury Bond
   Futures                          Short            42           Jun-2019        (6,702,938)        105,891
                                                                               -------------  --------------
                                                                               $ (19,213,281) $      155,909
                                                                               =============  ==============

INTEREST RATE SWAP AGREEMENTS AT FEBRUARY 28, 2019 (see Note 2E - Swap Agreements in the Notes to Financial Statements):

                                                                                                     UNREALIZED
                                                                                                    APPRECIATION
                                    FLOATING         EXPIRATION        NOTIONAL         FIXED      (DEPRECIATION)/
         COUNTERPARTY                 RATE              DATE            VALUE           RATE           VALUE
------------------------------  -----------------  ---------------  --------------  -------------  --------------
Citibank, Global Markets, Inc.  3 month LIBOR (1)    11/21/2021     $   7,110,000    3.071% (1)    $       70,356
Citibank, Global Markets, Inc.  3 month LIBOR (2)    11/21/2024         2,925,000    3.082% (2)           (68,164)
                                                                    -------------                  --------------
                                                                    $  10,035,000                  $        2,192
                                                                    =============                  ==============

(1) The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 11/21/2019 and no interest is being accrued until that date.

(2) The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 11/21/2019 and no interest is being accrued until that date.


                        See Notes to Financial Statements                Page 47

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

-----------------------------
(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2019, securities noted as such amounted to $22,110,528 or 12.4% of net assets.

(b)   Floating or variable rate security.

(c) Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.

(d) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(e) Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(f) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 as amended. At February 28, 2019, securities noted as such are valued at $688,203 or 0.4% of net assets

(g) This security's value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(h) Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(i) All or a portion of this security is segregated as collateral for open futures contracts.

(j)   Zero coupon security.

(k)   Rate shown reflects yield as of February 28, 2019.

(l) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,295,548 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $524,725. The net unrealized appreciation was $1,770,823. The amounts presented are inclusive of derivative contracts.

IO - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rates

SOFR  - Secured Overnight Finance Rates

Currency Abbreviations:
USD   United States Dollar


Page 48                 See Notes to Financial Statements

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2019          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Corporate Bonds*.................................  $  64,638,945     $           --   $  64,638,945     $          --
U.S. Government Agency Mortgage-Backed
   Securities....................................     37,835,566                 --      37,147,363           688,203
Mortgage-Backed Securities.......................     23,381,555                 --      23,381,555                --
Asset-Backed Securities..........................     12,134,613                 --      12,134,613                --
Foreign Corporate Bonds*.........................     11,959,838                 --      11,959,838                --
Foreign Sovereign Bonds**........................      2,653,774                 --       2,653,774                --
Municipal Bonds***...............................        909,584                 --         909,584                --
U.S. Government Bonds and Notes..................        549,706                 --         549,706                --
Commercial Paper*................................        458,611                 --         458,611                --
U.S. Treasury Bills..............................     23,275,896                 --      23,275,896                --
Money Market Funds...............................      2,216,583         2,216,583               --                --
                                                   -------------     -------------    -------------     -------------
Total Investments................................    180,014,671         2,216,583      177,109,885           688,203
Futures Contracts****............................        177,218           177,218               --                --
Interest Rate Swap Agreements....................         70,356                --           70,356                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $ 180,262,245     $   2,393,801    $ 177,180,241    $      688,203
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2019          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Futures Contracts****............................  $     (21,309)    $     (21,309)   $         --      $          --
Interest Rate Swap Agreements....................        (68,164)               --          (68,164)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $     (89,473)    $     (21,309)   $     (68,164)     $         --
                                                   =============     =============    =============     =============

*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
**** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.


                        See Notes to Financial Statements                Page 49

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2019 (UNAUDITED)

                                                                              FIRST TRUST TCW       FIRST TRUST TCW
                                                                            OPPORTUNISTIC FIXED      UNCONSTRAINED
                                                                                INCOME ETF           PLUS BOND ETF
                                                                                  (FIXD)                (UCON)
                                                                            -------------------   -------------------
ASSETS:
Investments, at value..................................................       $   494,253,264       $   180,014,671
Swap contracts, at value...............................................                    --                70,356
Cash segregated as collateral for open swap contracts..................                    --                23,750
Receivables:
   Investment securities sold..........................................            13,387,357             1,853,798
   Capital shares sold.................................................             2,485,592                    --
   Interest............................................................             2,330,057             1,235,609
   Dividends...........................................................                32,083                 3,435
   Variation margin....................................................                    --                87,027
   Reclaims............................................................                 5,393                 2,159
                                                                              ---------------       ---------------
     Total Assets......................................................           512,493,746           183,290,805
                                                                              ---------------       ---------------
LIABILITIES:
Due to Custodian.......................................................               640,673               458,784
Swap contracts, at value...............................................                    --                68,164
Payables:
   Investment securities purchased.....................................            37,338,326             4,780,189
   Investment advisory fees............................................               192,596               105,704
   Variation margin....................................................                49,981                20,697
                                                                              ---------------       ---------------
     Total Liabilities.................................................            38,221,576             5,433,538
                                                                              ---------------       ---------------
NET ASSETS.............................................................       $   474,272,170       $   177,857,267
                                                                              ===============       ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................       $   477,974,309       $   176,810,930
Par value..............................................................                95,500                70,500
Accumulated distributable earnings (loss)..............................            (3,797,639)              975,837
                                                                              ---------------       ---------------
NET ASSETS.............................................................       $   474,272,170       $   177,857,267
                                                                              ===============       ===============
NET ASSET VALUE, per share.............................................       $         49.66       $         25.23
                                                                              ===============       ===============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................             9,550,002             7,050,002
                                                                              ===============       ===============
Investments, at cost...................................................       $   494,118,325       $   178,401,949
                                                                              ===============       ===============


Page 50                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)

                                                                              FIRST TRUST TCW       FIRST TRUST TCW
                                                                            OPPORTUNISTIC FIXED      UNCONSTRAINED
                                                                                INCOME ETF           PLUS BOND ETF
                                                                                  (FIXD)                (UCON)
                                                                            -------------------   -------------------
INVESTMENT INCOME:
Interest...............................................................       $     6,139,923       $     2,542,415
Dividends..............................................................               101,749                22,156
Foreign withholding tax................................................                  (376)                 (834)
                                                                              ---------------       ---------------
   Total investment income.............................................             6,241,296             2,563,737
                                                                              ---------------       ---------------
EXPENSES:
Investment advisory fees...............................................             1,197,990               563,855
                                                                              ---------------       ---------------
   Total expenses......................................................             1,197,990               563,855
   Less fees waived by the investment advisor..........................              (184,305)              (66,335)
                                                                              ---------------       ---------------
   Net expenses........................................................             1,013,685               497,520
                                                                              ---------------       ---------------
NET INVESTMENT INCOME (LOSS)...........................................             5,227,611             2,066,217
                                                                              ---------------       ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               496,217                54,508
   Futures contracts...................................................               634,492              (580,108)
   Forward foreign currency contracts..................................               (31,289)                   --
   Foreign currency transactions.......................................                (1,566)                   --
                                                                              ---------------       ---------------
Net realized gain (loss)...............................................             1,097,854             (525,600)
                                                                              ---------------       ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             2,179,926             1,483,504
   Futures contracts...................................................               (73,544)              153,983
   Swap contracts......................................................                    --                 2,192
                                                                              ---------------       ---------------
Net change in unrealized appreciation (depreciation)...................             2,106,382             1,639,679
                                                                              ---------------       ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             3,204,236             1,114,079
                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................       $     8,431,847       $     3,180,296
                                                                              ===============       ===============


                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FIRST TRUST TCW                   FIRST TRUST TCW
                                                                  OPPORTUNISTIC FIXED                  UNCONSTRAINED
                                                                      INCOME ETF                       PLUS BOND ETF
                                                                        (FIXD)                            (UCON)
                                                            -------------------------------   -------------------------------
                                                              SIX MONTHS                        SIX MONTHS
                                                                ENDED             YEAR            ENDED            PERIOD
                                                              2/28/2019          ENDED          2/28/2019          ENDED
                                                             (UNAUDITED)       8/31/2018       (UNAUDITED)     8/31/2018 (a)
                                                            --------------   --------------   --------------   --------------
OPERATIONS:
Net investment income (loss)..............................  $    5,227,611   $    4,979,512   $    2,066,217   $      160,344
Net realized gain (loss)..................................       1,097,854       (3,897,226)        (525,600)         (59,136)
Net change in unrealized appreciation (depreciation)......       2,106,382       (2,761,347)       1,639,679          131,144
                                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from
   operations.............................................       8,431,847       (1,679,061)       3,180,296          232,352
                                                            --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................      (5,582,126)                       (2,291,811)
Net investment income.....................................                       (5,937,317)                         (145,000)
Net realized gain.........................................                           (2,096)                               --
                                                            --------------   --------------   --------------   --------------
Total distribution to shareholders........................      (5,582,126)      (5,939,413)      (2,291,811)        (145,000)
                                                            --------------   --------------   --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................     152,817,915      292,539,048      165,665,326       25,037,550
Cost of shares redeemed...................................              --      (17,326,630)     (13,821,446)              --
                                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................     152,817,915      275,212,418      151,843,880       25,037,550
                                                            --------------   --------------   --------------   --------------
Total increase (decrease) in net assets...................     155,667,636      267,593,944      152,732,365       25,124,902

NET ASSETS:
Beginning of period.......................................     318,604,534       51,010,590       25,124,902               --
                                                            --------------   --------------   --------------   --------------
End of period.............................................  $  474,272,170   $  318,604,534   $  177,857,267   $   25,124,902
                                                            ==============   ==============   ==============   ==============
Accumulated net investment income (loss) at end of
   period.................................................                   $        8,307                    $       23,024
                                                                             ==============                    ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................       6,450,002        1,000,002        1,000,002               --
Shares sold...............................................       3,100,000        5,800,000        6,600,000        1,000,002
Shares redeemed...........................................              --         (350,000)        (550,000)              --
                                                            --------------   --------------   --------------   --------------
Shares outstanding, end of period.........................       9,550,002        6,450,002        7,050,002        1,000,002
                                                            ==============   ==============   ==============   ==============

(a) Inception date is June 4, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 52                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

                                                                   SIX MONTHS
                                                                      ENDED            YEAR            PERIOD
                                                                    2/28/2019          ENDED            ENDED
                                                                   (UNAUDITED)       8/31/2018      8/31/2017 (a)
                                                                 ---------------  ---------------  ---------------
Net asset value, beginning of period...........................     $   49.40        $   51.01        $   50.00
                                                                    ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.69             1.15             0.49
Net realized and unrealized gain (loss)........................          0.30            (1.46)            1.12
                                                                    ---------        ---------        ---------
Total from investment operations...............................          0.99            (0.31)            1.61
                                                                    ---------        ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.73)           (1.30)           (0.60)
Net realized gain..............................................            --            (0.00) (b)          --
                                                                    ---------        ---------        ---------
Total distributions............................................         (0.73)           (1.30)           (0.60)
                                                                    ---------        ---------        ---------
Net asset value, end of period.................................     $   49.66        $   49.40        $   51.01
                                                                    =========        =========        =========
TOTAL RETURN (c)...............................................          2.00%           (0.57)%           3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 474,272        $ 318,605        $  51,011
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.65% (d)        0.65%            0.65% (d)
Ratio of net expenses to average net assets....................          0.55% (d)        0.55%            0.55% (d)
Ratio of net investment income (loss) to average net assets....          2.84% (d)        2.29%            1.81% (d)
Portfolio turnover rate (e)....................................           127% (f)         358% (f)         231% (f)

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

                                                                   SIX MONTHS
                                                                      ENDED           PERIOD
                                                                    2/28/2019          ENDED
                                                                   (UNAUDITED)     8/31/2018 (a)
                                                                 ---------------  ---------------
Net asset value, beginning of period...........................     $   25.12        $   25.00
                                                                    ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.36             0.17
Net realized and unrealized gain (loss)........................          0.17             0.10
                                                                    ---------        ---------
Total from investment operations...............................          0.53             0.27
                                                                    ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.38)           (0.15)
Net realized gain..............................................         (0.04)              --
                                                                    ---------        ---------
Total distributions............................................         (0.42)           (0.15)
                                                                    ---------        ---------
Net asset value, end of period.................................     $   25.23        $   25.12
                                                                    =========        =========
TOTAL RETURN (c)...............................................          2.15%            1.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 177,857        $  25,125
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (d)        0.85% (d)
Ratio of net expenses to average net assets....................          0.75% (d)        0.75% (d)
Ratio of net investment income (loss) to average net assets ...          3.11% (d)        2.68% (d)
Portfolio turnover rate (e)....................................            18%              70%

(a) Inception dates for FIXD and UCON are February 14, 2017 and June 4, 2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f) The portfolio turnover rate not including mortgage dollar rolls was 103%, 241% and 158% for the periods ending February 28, 2019, August 31, 2018 and August 31, 2017, respectively.


                        See Notes to Financial Statements                Page 53

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seven funds that are offering shares. This report covers the two funds listed below:

    First Trust TCW Opportunistic Fixed Income ETF - (The Nasdaq Stock Market
       LLC ("Nasdaq") ticker "FIXD")
    First Trust TCW Unconstrained Plus Bond ETF - (NYSE Arca, Inc.
       ("NYSE Arca") ticker "UCON")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which a Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

The Funds are each an actively managed exchange-traded fund. Each Fund's investment objective is to seek to maximize long-term total return. Each Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities. Each Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities; agency and non-agency residential mortgage-backed securities; agency and non-agency commercial mortgage-backed securities; agency and non-agency asset-backed securities; domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments, including emerging markets; bank loans, including first lien senior secured floating rate bank loans ("Senior Loans")(1); municipal bonds; and other debt securities bearing fixed interest rates of any maturity. Each Fund may also invest in collateralized loan obligations, floating rate securities, variable rate securities and Rule 144A securities. In addition, UCON may also invest in preferred stock and common stock. Each Fund may invest in to-be-announced transactions ("TBA Transactions"). Each Fund may also invest in privately-issued mortgage-backed securities; however, each Fund will not invest more than 20% of its assets invested in fixed income securities in non-agency sponsored mortgage-backed securities. FIXD may invest up to 35% of its net assets in corporate, non-U.S. and non-agency debt and other securities rated below investment grade by one or more nationally recognized statistical rating organization ("NRSRO"), or, if unrated, judged to be of comparable quality by TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") (commonly referred to as "high yield" or "junk" bonds). FIXD may also invest up to 20% of its net assets in securities denominated in foreign currencies and securities of issuers with significant ties to emerging markets, as determined by the Sub-Advisor. UCON may invest up to 70% of its net assets in fixed income securities rated below investment grade by one or more NRSRO, or, if unrated, judged to be of comparable quality by the Sub-Advisor (commonly referred to as "high yield" or "junk" bonds). UCON may also invest up to 60% of its net assets in securities issued by issuers with significant ties to emerging market countries and up to 50% in securities denominated in non-U.S. currencies, as determined by the Sub-Advisor.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not

-----------------------------
(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act.

Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Senior Loans in which the Funds invest are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);

     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     13)    other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2019, the Funds had no when-issued or delayed-delivery securities, and UCON had no forward purchase commitments. At February 28, 2019, FIXD held $5,853,015 of forward purchase commitments.

C. FUTURES CONTRACTS

Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the Statements of Operations.

Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statements of Operations. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statements of Assets and Liabilities. If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the forward foreign currency contracts table in the Fund's Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

As of February 28, 2019, the Funds had no open forward foreign currency contracts.

E. SWAP AGREEMENTS

UCON may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, etc. Payment received or made by the Fund for interest rate swaps, if any, are recorded on the Statements of Operations as "Net realized gain (loss) on swap contracts." When an interest rate swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund's maximum interest rate risk to meet its future payments under swap agreements outstanding at February 28, 2019, is equal to the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in "Swap contracts, at value" on the Statements of Assets and Liabilities.

UCON held interest rate swap agreements at February 28, 2019. An interest rate swap agreement involves the Fund's agreement to exchange a stream of interest payments for another party's stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

F. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting Counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

FIXD does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statements of Assets and Liabilities.

UCON does not have the right to offset financial assets and financial liabilities related to futures contracts or swap contracts on the Statements of Assets and Liabilities.

G. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in "Net realized gain (loss) on investments" on the Statements of Operations.

H. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund's Portfolio of Investments.


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

I. MORTGAGE DOLLAR ROLLS

Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds' Sub-Advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund.

J. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly by each Fund. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2018 was as follows:

                                                                                Distributions   Distributions   Distributions
                                                                                  paid from       paid from       paid from
                                                                                  Ordinary         Capital        Return of
                                                                                   Income           Gains          Capital
                                                                                -------------   -------------   -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $   5,937,317   $       2,096   $          --
First Trust TCW Unconstrained Plus Bond ETF                                           145,000              --              --

As of August 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                 Accumulated         Net
                                                                                Undistributed    Capital and     Unrealized
                                                                                  Ordinary          Other       Appreciation
                                                                                   Income        Gain (Loss)    (Depreciation)
                                                                                -------------   -------------   -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $      55,035   $  (4,035,664)  $  (2,666,731)
First Trust TCW Unconstrained Plus Bond ETF                                            23,024         (57,286)        121,614

K. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FIXD, the taxable years ending 2017 and 2018 remain open to federal and state audit. For UCON, the taxable year ending 2018 remains open to federal and state audit. As of February 28, 2019, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2018, for federal income tax purposes, each applicable Fund had a capital loss


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

carryforward available that is shown in the table below, to the extend provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                         Non-Expiring Capital Loss
                                                               Carryforwards
                                                      -------------------------------
First Trust TCW Opportunistic Fixed Income ETF                  $ 4,035,664
First Trust TCW Unconstrained Plus Bond ETF                          57,286

L. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

M. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

TCW serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and TCW, First Trust will supervise TCW and its management of the investment of each Fund's assets and will pay TCW for its services as the Funds' sub-advisor. First Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. FIXD and UCON have each agreed to pay First Trust an annual unitary management fee equal to 0.65% and 0.85%, respectively, of its average daily net assets. Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.10% of average daily net assets until December 31, 2019 for each Fund. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of each Fund or by the Funds' investment advisor only after December 31, 2019. During the six months ended February 28, 2019, the Advisor waived fees of $184,305 and $66,335 for FIXD and UCON, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


Page 60


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2019, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments, were as follows:

                                                                                  Purchases              Sales
                                                                              ------------------   ------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
   U.S. Government securities                                                   $ 535,044,782        $ 435,232,697
   Non-U.S. Government securities                                                  97,931,014           50,846,414

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF
   U.S. Government securities                                                      40,285,760            8,940,128
   Non-U.S. Government securities                                                 106,139,167            9,674,859

For the six months ended February 28, 2019, the Funds had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at February 28, 2019, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

                                                   ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                        ---------------------------------------   ---------------------------------------
DERIVATIVES                              STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENT          RISK EXPOSURE          LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION        VALUE
------------------  ------------------  --------------------------  -----------   --------------------------  -----------
FIXD
                                        Unrealized appreciation on                Unrealized depreciation on
Futures contracts   Interest rate risk  futures contracts*          $        --   futures contracts*          $    67,368

UCON
                                        Unrealized appreciation on                Unrealized depreciation on
Futures contracts   Interest rate risk  futures contracts*              177,218   futures contracts*               21,309

Interest rate swap
agreements          Interest rate risk  Swap contracts, at value         70,356   Swap contracts, at value         68,164

* Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund's Portfolio of Investments. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2019, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENT OF OPERATIONS LOCATION                                       FIXD           UCON
----------------------------------------------------------------------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts      $   (31,289)  $         --

INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                           634,492       (580,108)
Net change in unrealized appreciation (depreciation) on
   futures contracts                                                    (73,544)       153,983
Net change in unrealized appreciation (depreciation) on
   swap contracts                                                            --          2,192

FIXD
During the six months ended February 28, 2019, the notional value of forward foreign currency contracts opened and closed were $1,614,350 and $1,614,350, respectively.

During the six months ended February 28, 2019, the notional value of futures contracts opened and closed were $153,831,686 and $139,650,368, respectively.


                                                                         Page 61


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

UCON
During the six months ended February 28, 2019, there were no forward foreign currency contracts opened or closed.

During the six months ended February 28, 2019, the notional value of futures contracts opened and closed were $22,429,060 and $38,955,707, respectively.

The Fund entered into interest rate swap agreements on November 20, 2018. For the period November 20, 2018 through February 28, 2019, the average volume of interest rate swaps was $10,035,000.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant'). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. Each Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee for UCON is currently $500 and the Creation Transaction Fee for FIXD is currently $1,000. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee for UCON is currently $500 and the Redemption Transaction Fee for FIXD is currently $1,000. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 2, 2020 for FIXD, and June 5, 2020 for UCON.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the SEC's website at www.sec.gov.

Beginning in April 2019, the Trust will cease to disclose each Fund's holdings on Form N-Q and will file Form N-PORT with the SEC on a fiscal quarter basis. Part F of Form N-PORT, which contains the complete schedule of each Fund's portfolio holdings, will be made available in the same manner as Form N-Q discussed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, CA 90017

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        EquityCompass Risk Manager ETF (ERM)

        EquityCompass Tactical Risk Manager ETF (TERM)


----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2019
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2019

Shareholder Letter..........................................................   1
Fund Performance Overview
   EquityCompass Risk Manager ETF (ERM).....................................   2
   EquityCompass Tactical Risk Manager ETF (TERM)...........................   4
Notes to Fund Performance Overview..........................................   6
Portfolio Management........................................................   7
Understanding Your Fund Expenses............................................   8
Portfolio of Investments
   EquityCompass Risk Manager ETF (ERM).....................................   9
   EquityCompass Tactical Risk Manager ETF (TERM)...........................  13
Statements of Assets and Liabilities........................................  14
Statements of Operations....................................................  15
Statements of Changes in Net Assets.........................................  16
Financial Highlights........................................................  17
Notes to Financial Statements...............................................  18
Additional Information......................................................  24

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or EquityCompass Strategies (the "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2019

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the EquityCompass Risk Manager ETF ("ERM") and the EquityCompass Tactical Risk Manager ETF ("TERM" and together with ERM, the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, which contains detailed information about the Funds for the six months ended February 28, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.

Market volatility was the norm over the last six months, continuing the pattern we had seen throughout 2018. At the close of the third quarter in September, the markets had moved higher into positive territory. In fact, all three major U.S. indices (the Nasdaq Composite Index, the Dow Jones Industrial Average (the "DJIA") and the S&P 500(R) Index) hit record levels during the third quarter. In October, markets were again very volatile, surprising analysts and investors alike. Both global markets and U.S. markets fell on fears of slowing growth, trade wars and higher interest rates. The DJIA was down 4.98% for October and the MSCI EAFE Index, an index of stocks in 21 developed markets (excluding the U.S. and Canada), was down 7.96%. However, as November ended, the DJIA climbed 617 points (2.49%) to its biggest one-day gain in eight months. The MSCI EAFE Index ended November down slightly. December held its own shocks as it became the worst December for stocks since the Great Depression. The DJIA and MSCI EAFE Index ended December with year-to-date returns of -3.48% and -13.79%, respectively. For the first time in nine years, the S&P 500(R) Index posted a negative return for the year, down 4.38%. During the fourth quarter, international equities outperformed the U.S. for the first time all year. Emerging markets, which suffered throughout most of 2018, dropped 7.50% in the fourth quarter, yet still managed to outperform the U.S. and developed markets by over 500 basis points.

Municipals ended 2018 with a solid gain of 1.69% in the fourth quarter, which saw a distinct return of volatility in both bond and equity markets. A rate rally in the last two months of the fourth quarter led to solid gains. Municipal yields were modestly lower in February 2019, mostly due to strong demand and relatively light supply. In fact, investor demand for tax-free debt continued at the strongest annual pace in the last ten years as measured by municipal fund cash flows.

As 2019 began, investors wondered if the volatility of 2018 would continue. For the month of January, the DJIA rose steadily, ending the month up 7.29% from December's low. The MSCI EAFE Index also trended upward, ending January up 6.57%. For February, the DJIA rose even higher and ended the month at 11.62%, while the MSCI EAFE Index also rose, ending the month at 9.00%.

The Federal Reserve (the "Fed") raised interest rates in September and again in December to a target range of 2.25-2.50%. The Fed also lowered its inflation and growth expectations for 2019 and subsequently reduced its interest rate hike projections as well, from three rate hikes to two.

While trade tensions have had an impact on markets around the world and could continue to do so in the future, our First Trust economists believe that the long-term impact of U.S. tariffs will be to encourage countries to come back to the table and talk about more equal trade. Despite market volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.

We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM)

The EquityCompass Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash-equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF (FTSM). Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "ERM."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (4/10/17)     Inception (4/10/17)
                                                        2/28/19           2/28/19            to 2/28/19              to 2/28/19
FUND PERFORMANCE
NAV                                                     -12.05%            -6.53%               2.00%                   3.82%
Market Price                                            -12.22%            -6.84%               1.95%                   3.71%

INDEX PERFORMANCE
S&P 500(R) Index                                         -3.04%             4.68%              11.42%                  22.64%
Hedge Fund Research HFRI Equity Hedge Index(1)           -2.56%            -1.44%                N/A                    7.71%
------------------------------------------------------------------------------------------------------------------------------------

(1) Cumulative total return for the period April 30, 2017 through February 28, 2019. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on Page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Exchange-Traded Funds                             49.44%
Health Care                                        7.67
Information Technology                             7.57
Financials                                         7.06
Industrials                                        6.20
Consumer Discretionary                             5.15
Consumer Staples                                   4.98
Communication Services                             4.61
Energy                                             3.25
Utilities                                          2.04
Materials                                          1.04
Real Estate                                        0.99
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
First Trust Enhanced Short Maturity ETF           49.44%
Hanesbrands, Inc.                                  0.40
Mattel, Inc.                                       0.38
Danaher Corp.                                      0.38
Philip Morris International, Inc.                  0.38
IPG Photonics Corp.                                0.37
Boeing (The) Co.                                   0.37
Leggett & Platt, Inc.                              0.37
Cisco Systems, Inc.                                0.36
Conagra Brands, Inc.                               0.36
                                                --------
     Total                                        52.81%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 10, 2017 - FEBRUARY 28, 2019

                    EquityCompass                 S&P 500(R)
                   Risk Manager ETF                 Index
4/10/17                $10,000                     $10,000
8/31/17                 10,244                      10,571
2/28/18                 11,107                      11,716
8/31/18                 11,804                      12,649
2/28/19                 10,382                      12,264

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through February 28, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         89               0               0             0
9/1/17 - 8/31/18         225               0               0             0
9/1/18 - 2/28/19          82               4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         11               0               0             0
9/1/17 - 8/31/18          27               0               0             0
9/1/18 - 2/28/19          34               2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

The EquityCompass Tactical Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF (FTSM). During such periods, the Fund may also invest a significant portion of its assets in securities designed to provide short exposure to broad U.S. market indices. Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "TERM."

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL            CUMULATIVE
                                                                                            TOTAL RETURNS           TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended     Inception (4/10/17)     Inception (4/10/17)
                                                        2/28/19           2/28/19            to 2/28/19              to 2/28/19
FUND PERFORMANCE
NAV                                                     -22.89%           -18.04%              -4.86%                  -8.98%
Market Price                                            -23.15%           -18.47%              -5.03%                  -9.29%

INDEX PERFORMANCE
S&P 500(R) Index                                         -3.04%             4.68%              11.42%                  22.64%
Hedge Fund Research HFRI Equity Hedge Index(1)           -2.56%            -1.44%                N/A                    7.71%
------------------------------------------------------------------------------------------------------------------------------------

(1) Cumulative total return for the period April 30, 2017 through February 28, 2019. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on Page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Exchange-Traded Funds                            100.00%
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
First Trust Enhanced Short Maturity ETF          100.00%
                                                --------
     Total                                       100.00%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 10, 2017 - FEBRUARY 28, 2019

              EquityCompass Tactical           S&P 500(R)
                 Risk Manager ETF                Index
4/10/17              $10,000                    $10,000
8/31/17               10,244                     10,571
2/28/18               11,107                     11,716
8/31/18               11,805                     12,649
2/28/19                9,102                     12,264

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through February 28, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         83               0               0             0
9/1/17 - 8/31/18         229               0               0             0
9/1/18 - 2/28/19          59               3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         17               0               0             0
9/1/17 - 8/31/18          23               0               0             0
9/1/18 - 2/28/19          58               2               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represents the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2019 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to EquityCompass Risk Manager ETF ("ERM") and EquityCompass Tactical Risk Manager ETF ("TERM" and together with ERM, the "Funds"). First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolio and certain other services necessary for the management of the portfolios.

                                  SUB-ADVISOR

EquityCompass Strategies ("EquityCompass Strategies" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds.

                              PORTFOLIO MANAGEMENT

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee (the "Investment Committee"), which manages the Funds' investments, consists of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST

JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST

ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST

TODD LARSON, CFA, VICE PRESIDENT OF FIRST TRUST

CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST

JOHN GAMBLA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF FIRST
   TRUST

ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF
   FIRST TRUST

                         SUB-ADVISOR PORTFOLIO MANAGERS

The Sub-Advisor portfolio managers, as set forth below, provide non-discretionary investment advice to the Investment Committee:

TIMOTHY M. MCCANN, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS STRATEGIES

BERNARD J. KAVANAGH, III, PORTFOLIO MANAGER, EQUITYCOMPASS STRATEGIES

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Funds, while the Sub-Advisor portfolio managers provide non-discretionary investment advice to the Investment Committee. Each portfolio manager has served as part of the portfolio management team of the Funds since inception.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2019 (UNAUDITED)

As a shareholder of EquityCompass Risk Manager ETF or EquityCompass Tactical Risk Manager ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO   EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE      DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX MONTH       SIX MONTH
                                                SEPTEMBER 1, 2018   FEBRUARY 28, 2019    PERIOD (a)     PERIOD (a) (b)
----------------------------------------------------------------------------------------------------------------------
EQUITYCOMPASS RISK MANAGER ETF (ERM)
Actual                                              $1,000.00           $  879.50           0.58%           $2.70
Hypothetical (5% return before expenses)            $1,000.00           $1,021.92           0.58%           $2.91

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
Actual                                              $1,000.00           $  771.10           0.61%           $2.68
Hypothetical (5% return before expenses)            $1,000.00           $1,021.77           0.61%           $3.06


(a) Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which each Fund invests.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1, 2018 through February 28, 2019), multiplied by 181/365 (to reflect the six-month period).

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2019 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 50.1%
               AEROSPACE & DEFENSE -- 1.7%
          228  Boeing (The) Co.                         $     100,311
          519  General Dynamics Corp.                          88,344
          305  Lockheed Martin Corp.                           94,370
          520  Raytheon Co.                                    96,980
          755  United Technologies Corp.                       94,881
                                                        -------------
                                                              474,886
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.7%
          497  FedEx Corp.                                     89,957
          844  United Parcel Service, Inc.,
                  Class B                                      93,009
                                                        -------------
                                                              182,966
                                                        -------------
               AUTO COMPONENTS -- 0.3%
        4,218  Goodyear Tire & Rubber (The)
                  Co.                                          83,432
                                                        -------------
               AUTOMOBILES -- 0.7%
       10,315  Ford Motor Co.                                  90,462
        2,306  General Motors Co.                              91,041
                                                        -------------
                                                              181,503
                                                        -------------
               BANKS -- 2.0%
        3,094  Bank of America Corp.                           89,973
        1,399  Citigroup, Inc.                                 89,508
          861  JPMorgan Chase & Co.                            89,854
        5,362  People's United Financial, Inc.                 95,229
        1,742  U.S. Bancorp                                    90,044
        1,820  Wells Fargo & Co.                               90,800
                                                        -------------
                                                              545,408
                                                        -------------
               BEVERAGES -- 0.6%
        1,817  Coca-Cola (The) Co.                             82,383
          791  PepsiCo, Inc.                                   91,471
                                                        -------------
                                                              173,854
                                                        -------------
               BIOTECHNOLOGY -- 1.6%
        1,139  AbbVie, Inc.                                    90,254
          482  Amgen, Inc.                                     91,619
          271  Biogen, Inc. (a)                                88,891
        1,024  Celgene Corp. (a)                               85,115
        1,276  Gilead Sciences, Inc.                           82,965
                                                        -------------
                                                              438,844
                                                        -------------
               BUILDING PRODUCTS -- 0.3%
        1,963  Fortune Brands Home & Security,
                  Inc.                                         92,497
                                                        -------------
               CAPITAL MARKETS -- 2.0%
          826  Affiliated Managers Group, Inc.                 90,538
        1,697  Bank of New York Mellon (The)
                  Corp.                                        89,058
          214  BlackRock, Inc.                                 94,849
          455  Goldman Sachs Group (The), Inc.                 89,498
        4,799  Invesco Ltd.                                    92,861
        2,120  Morgan Stanley                                  88,998
                                                        -------------
                                                              545,802
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CHEMICALS -- 0.3%
        1,682  DowDuPont, Inc.                          $      89,533
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.0%
        1,885  Cisco Systems, Inc.                             97,586
          549  F5 Networks, Inc. (a)                           92,309
        3,448  Juniper Networks, Inc.                          93,372
                                                        -------------
                                                              283,267
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.7%
        2,477  Fluor Corp.                                     93,135
        2,578  Quanta Services, Inc.                           91,880
                                                        -------------
                                                              185,015
                                                        -------------
               CONSUMER FINANCE -- 0.7%
          865  American Express Co.                            93,195
        1,096  Capital One Financial Corp.                     91,604
                                                        -------------
                                                              184,799
                                                        -------------
               CONTAINERS & PACKAGING -- 0.7%
          866  Avery Dennison Corp.                            93,562
        2,227  Sealed Air Corp.                                97,142
                                                        -------------
                                                              190,704
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.3%
        3,794  H&R Block, Inc.                                 91,625
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
          428  Berkshire Hathaway, Inc.,
                  Class B (a)                                  86,156
        4,292  Jefferies Financial Group, Inc.                 86,999
                                                        -------------
                                                              173,155
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.7%
        3,001  AT&T, Inc.                                      93,391
        1,647  Verizon Communications, Inc.                    93,747
                                                        -------------
                                                              187,138
                                                        -------------
               ELECTRIC UTILITIES -- 1.4%
        1,022  Duke Energy Corp.                               91,633
        1,896  Exelon Corp.                                    92,127
          502  NextEra Energy, Inc.                            94,235
        1,847  Southern (The) Co.                              91,777
                                                        -------------
                                                              369,772
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.3%
        1,338  Emerson Electric Co.                            91,185
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 0.7%
        1,829  FLIR Systems, Inc.                              94,102
          651  IPG Photonics Corp. (a)                        100,925
                                                        -------------
                                                              195,027
                                                        -------------


                        See Notes to Financial Statements                 Page 9

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  -- 1.0%
        2,789  Halliburton Co.                          $      85,594
        1,571  Helmerich & Payne, Inc.                         85,148
        2,012  Schlumberger Ltd.                               88,649
                                                        -------------
                                                              259,391
                                                        -------------
               ENTERTAINMENT -- 1.6%
          256  Netflix, Inc. (a)                               91,674
          844  Take-Two Interactive Software,
                  Inc. (a)                                     73,647
        1,812  Twenty-First Century Fox, Inc.,
                  Class A                                      91,379
        3,033  Viacom, Inc., Class B                           88,624
          803  Walt Disney (The) Co.                           90,611
                                                        -------------
                                                              435,935
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 1.0%
        5,239  Kimco Realty Corp.                              92,154
        1,962  Macerich (The) Co.                              85,543
          496  Simon Property Group, Inc.                      89,856
                                                        -------------
                                                              267,553
                                                        -------------
               FOOD & STAPLES RETAILING -- 1.0%
          424  Costco Wholesale Corp.                          92,746
        1,250  Walgreens Boots Alliance, Inc.                  88,987
          947  Walmart, Inc.                                   93,744
                                                        -------------
                                                              275,477
                                                        -------------
               FOOD PRODUCTS -- 1.9%
        2,544  Campbell Soup Co.                               91,635
        4,167  Conagra Brands, Inc.                            97,383
          852  J.M. Smucker (The) Co.                          90,235
        1,872  Kraft Heinz (The) Co.                           62,132
        1,252  Lamb Weston Holdings, Inc.                      86,776
        1,941  Mondelez International, Inc.,
                  Class A                                      91,537
                                                        -------------
                                                              519,698
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.7%
        1,233  Abbott Laboratories                             95,706
          818  Danaher Corp.                                  103,902
        2,079  DENTSPLY SIRONA, Inc.                           86,819
        1,014  Medtronic PLC                                   91,767
          675  Varian Medical Systems, Inc. (a)                90,693
                                                        -------------
                                                              468,887
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.3%
        1,367  CVS Health Corp.                                79,054
        1,572  DaVita, Inc. (a)                                89,447
          337  UnitedHealth Group, Inc.                        81,628
          662  Universal Health Services, Inc.,
                  Class B                                      91,905
                                                        -------------
                                                              342,034
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.7%
          503  McDonald's Corp.                         $      92,471
        1,326  Starbucks Corp.                                 93,165
                                                        -------------
                                                              185,636
                                                        -------------
               HOUSEHOLD DURABLES -- 0.4%
        2,185  Leggett & Platt, Inc.                           99,243
                                                        -------------
               HOUSEHOLD PRODUCTS -- 0.7%
        1,376  Colgate-Palmolive Co.                           90,637
          915  Procter & Gamble (The) Co.                      90,173
                                                        -------------
                                                              180,810
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.3%
        5,336  AES (The) Corp.                                 91,939
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 1.0%
          450  3M Co.                                          93,325
        8,682  General Electric Co.                            90,206
          611  Honeywell International, Inc.                   94,137
                                                        -------------
                                                              277,668
                                                        -------------
               INSURANCE -- 1.7%
        1,006  Allstate (The) Corp.                            94,946
        2,029  American International Group,
                  Inc.                                         87,653
          917  Assurant, Inc.                                  94,442
        1,986  MetLife, Inc.                                   89,747
        2,581  Unum Group                                      96,426
                                                        -------------
                                                              463,214
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.9%
           78  Alphabet, Inc., Class A (a)                     87,871
          530  Facebook, Inc., Class A (a)                     85,569
        1,526  TripAdvisor, Inc. (a)                           81,137
                                                        -------------
                                                              254,577
                                                        -------------
               INTERNET & DIRECT MARKETING
                  RETAIL  -- 0.6%
           54  Amazon.com, Inc. (a)                            88,551
           48  Booking Holdings, Inc. (a)                      81,458
                                                        -------------
                                                              170,009
                                                        -------------
               IT SERVICES -- 2.7%
          575  Accenture PLC, Class A                          92,794
          493  Alliance Data Systems Corp.                     85,289
          665  International Business Machines
                  Corp.                                        91,856
          661  Jack Henry & Associates, Inc.                   87,668
          415  Mastercard, Inc., Class A                       93,280
          971  PayPal Holdings, Inc. (a)                       95,226
          635  Visa, Inc., Class A                             94,056
        4,840  Western Union (The) Co.                         86,491
                                                        -------------
                                                              726,660
                                                        -------------


Page 10                 See Notes to Financial Statements

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS -- 0.4%
        7,215  Mattel, Inc. (a)                         $     104,040
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.3%
          991  PerkinElmer, Inc.                               93,313
                                                        -------------
               MACHINERY -- 1.0%
          683  Caterpillar, Inc.                               93,803
        2,021  Flowserve Corp.                                 89,753
        2,177  Pentair PLC                                     92,609
           46  Wabtec Corp.                                     3,370
                                                        -------------
                                                              279,535
                                                        -------------
               MEDIA -- 1.4%
          263  Charter Communications, Inc.,
                  Class A (a)                                  90,711
        2,442  Comcast Corp., Class A                          94,432
        2,937  DISH Network Corp., Class A (a)                 95,482
        3,935  Interpublic Group of Cos. (The),
                  Inc.                                         90,623
                                                        -------------
                                                              371,248
                                                        -------------
               MULTILINE RETAIL -- 0.3%
        1,243  Target Corp.                                    90,292
                                                        -------------
               MULTI-UTILITIES -- 0.3%
        3,398  NiSource, Inc.                                  91,678
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.3%
          757  Chevron Corp.                                   90,522
        1,176  Cimarex Energy Co.                              84,566
        1,287  ConocoPhillips                                  87,323
        1,194  Exxon Mobil Corp.                               94,362
        1,620  HollyFrontier Corp.                             82,944
        4,869  Kinder Morgan, Inc.                             93,290
        1,317  Occidental Petroleum Corp.                      87,120
                                                        -------------
                                                              620,127
                                                        -------------
               PHARMACEUTICALS -- 2.7%
          637  Allergan PLC                                    87,721
        1,783  Bristol-Myers Squibb Co.                        92,110
          748  Eli Lilly and Co.                               94,465
          672  Johnson & Johnson                               91,822
        1,175  Merck & Co., Inc.                               95,516
        2,092  Nektar Therapeutics (a)                         84,809
        1,931  Perrigo Co. PLC                                 94,040
        2,111  Pfizer, Inc.                                    91,512
                                                        -------------
                                                              731,995
                                                        -------------
               ROAD & RAIL -- 0.4%
          557  Union Pacific Corp.                             93,409
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.7%
        1,827  Intel Corp.                                     96,758
          597  NVIDIA Corp.                                    92,093
        1,349  Qorvo, Inc. (a)                                 94,619


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
        1,794  QUALCOMM, Inc.                           $      95,782
          878  Texas Instruments, Inc.                         92,875
                                                        -------------
                                                              472,127
                                                        -------------
               SOFTWARE -- 0.7%
          846  Microsoft Corp.                                 94,777
        1,750  Oracle Corp.                                    91,228
                                                        -------------
                                                              186,005
                                                        -------------
               SPECIALTY RETAIL -- 0.7%
          483  Home Depot (The), Inc.                          89,423
          917  Lowe's Cos., Inc.                               96,367
                                                        -------------
                                                              185,790
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.7%
          522  Apple, Inc.                                     90,385
        3,127  Xerox Corp.                                     96,624
                                                        -------------
                                                              187,009
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
        5,828  Hanesbrands, Inc.                              108,342
        1,094  NIKE, Inc., Class B                             93,789
                                                        -------------
                                                              202,131
                                                        -------------
               TOBACCO -- 0.7%
        1,824  Altria Group, Inc.                              95,596
        1,182  Philip Morris International, Inc.              102,763
                                                        -------------
                                                              198,359
                                                        -------------
               TOTAL COMMON STOCKS -- 50.1%                13,686,201
               (Cost $13,245,867)                       -------------

               EXCHANGE-TRADED FUNDS -- 49.0%
               CAPITAL MARKETS -- 49.0%
      223,210  First Trust Enhanced Short
                  Maturity ETF (b)                         13,381,439
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 49.0%                                 13,381,439
               (Cost $13,363,582)                       -------------

               MONEY MARKET FUNDS -- 0.7%
      194,657  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.29% (c)                           194,657
               (Cost $194,657)                          -------------

               TOTAL INVESTMENTS -- 99.8%                  27,262,297
               (Cost $26,804,106) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          58,282
                                                        -------------
               NET ASSETS -- 100.0%                     $  27,320,579
                                                        =============


                        See Notes to Financial Statements                Page 11

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2019 (UNAUDITED)

(a)   Non-income producing security.

(b)   Investment in an affiliated fund.

(c)   Rate shown reflects yield as of February 28, 2019.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $654,845 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $196,654. The net unrealized appreciation was $458,191.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1          LEVEL 2          LEVEL 3
                          ---------------------------------------------
Common Stocks*            $13,686,201      $        --      $        --
Exchange-Traded
   Funds*                  13,381,439               --               --
Money Market
   Funds                      194,657               --               --
                          ---------------------------------------------
Total Investments         $27,262,297      $        --      $        --
                          =============================================

* See Portfolio of Investments for industry breakout.


Page 12                 See Notes to Financial Statements

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2019 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
EXCHANGE-TRADED FUNDS -- 99.8%
               CAPITAL MARKETS -- 99.8%
      652,399  First Trust Enhanced Short
                  Maturity ETF (a)                      $  39,111,320
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 99.8%                                 39,111,320
               (Cost $39,117,844)                       -------------

               MONEY MARKET FUNDS -- 0.0%
       17,883  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.29% (b)                            17,883
               (Cost $17,883)                           -------------

               TOTAL INVESTMENTS -- 99.8%                  39,129,203
               (Cost $39,135,727) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          71,642
                                                        -------------
               NET ASSETS -- 100.0%                     $  39,200,845
                                                        =============

(a)   Investment in an affiliated fund.

(b)   Rate shown reflects yield as of February 28, 2019.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,524. The net unrealized depreciation was $6,524.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1          LEVEL 2          LEVEL 3
                          ---------------------------------------------
Exchange-Traded
   Funds*                 $39,111,320      $        --      $        --
Money Market Funds             17,883               --               --
                          ---------------------------------------------
Total Investments         $39,129,203      $        --      $        --
                          =============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 13

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2019 (UNAUDITED)

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
ASSETS:
Investments, at value - Unaffiliated...................................      $     13,880,858       $         17,883
Investments, at value - Affiliated.....................................            13,381,439             39,111,320
                                                                             ----------------       ----------------
Total investments, at value............................................            27,262,297             39,129,203
Receivables:
   Dividends...........................................................                61,374                 89,733
   Investment securities sold..........................................                    --              3,555,514
                                                                             ----------------       ----------------
   Total Assets........................................................            27,323,671             42,774,450
                                                                             ----------------       ----------------
LIABILITIES:
Due to custodian.......................................................                    --                     41
Payables:
   Capital shares redeemed.............................................                    --              3,562,599
   Investment advisory fees............................................                 3,092                 10,965
                                                                             ----------------       ----------------
   Total Liabilities...................................................                 3,092              3,573,605
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     27,320,579       $     39,200,845
                                                                             ================       ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     30,007,973       $     51,524,819
Par value..............................................................                13,500                 22,000
Accumulated distributable earnings (loss)..............................            (2,700,894)           (12,345,974)
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     27,320,579       $     39,200,845
                                                                             ================       ================
NET ASSET VALUE, per share.............................................      $          20.24       $          17.82
                                                                             ================       ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................             1,350,002              2,200,002
                                                                             ================       ================
Investments, at cost - Unaffiliated....................................      $     13,440,524       $         17,883
                                                                             ================       ================
Investments, at cost - Affiliated......................................      $     13,363,582       $     39,117,844
                                                                             ================       ================
Total investments, at cost.............................................      $     26,804,106       $     39,135,727
                                                                             ================       ================


Page 14                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
INVESTMENT INCOME:
Dividends - Unaffiliated...............................................      $        290,168       $        501,408
Dividends - Affiliated.................................................                81,649                101,467
                                                                             ----------------       ----------------
   Total investment income.............................................               371,817                602,875
                                                                             ----------------       ----------------
EXPENSES:
Investment advisory fees...............................................                94,374                185,632
                                                                             ----------------       ----------------
   Total expenses......................................................                94,374                185,632
   Less fees waived by the investment advisor..........................               (10,693)               (12,259)
                                                                             ----------------       ----------------
   Net expenses........................................................                83,681                173,373
                                                                             ----------------       ----------------
NET INVESTMENT INCOME (LOSS)...........................................               288,136                429,502
                                                                             ----------------       ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated..........................................            (3,267,716)           (11,800,081)
   Investments - Affiliated............................................                12,359                    (81)
   In-kind redemptions - Unaffiliated..................................               747,327              1,238,742
   In-kind redemptions - Affiliated....................................                 1,075                 11,747
                                                                             ----------------       ----------------
Net realized gain (loss)...............................................            (2,506,955)           (10,549,673)
                                                                             ----------------       ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated..........................................            (1,737,542)            (4,756,248)
   Investments - Affiliated............................................                17,857                 (6,524)
                                                                             ----------------       ----------------
Net change in unrealized appreciation (depreciation)...................            (1,719,685)            (4,762,772)
                                                                             ----------------       ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            (4,226,640)           (15,312,445)
                                                                             ----------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $     (3,938,504)      $    (14,882,943)
                                                                             ================       ================


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        EQUITYCOMPASS                    EQUITYCOMPASS
                                                                       RISK MANAGER ETF            TACTICAL RISK MANAGER ETF
                                                                            (ERM)                           (TERM)
                                                               --------------------------------   --------------------------------
                                                                 SIX MONTHS                         SIX MONTHS
                                                                    ENDED            YEAR              ENDED            YEAR
                                                                  2/28/2019          ENDED           2/28/2019          ENDED
                                                                 (UNAUDITED)       8/31/2018        (UNAUDITED)       8/31/2018
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)..............................     $       288,136  $       326,127   $       429,502  $       660,672
Net realized gain (loss)..................................          (2,506,955)         315,240       (10,549,673)         287,766
Net change in unrealized appreciation (depreciation)......          (1,719,685)       2,144,807        (4,762,772)       4,686,511
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................          (3,938,504)       2,786,174       (14,882,943)       5,634,949
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................            (371,580)                          (551,070)
                                                               ---------------                    ---------------
Net investment income.....................................                             (262,760)                          (520,836)
                                                                                ---------------                    ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................           8,167,508       21,810,197        12,337,785       48,493,246
Cost of shares redeemed...................................          (4,524,929)      (6,595,086)      (19,538,588)     (14,322,924)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................           3,642,579       15,215,111        (7,200,803)      34,170,322
                                                               ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets...................            (667,505)      17,738,525       (22,634,816)      39,284,435
NET ASSETS:
Beginning of period.......................................          27,988,084       10,249,559        61,835,661       22,551,226
                                                               ---------------  ---------------   ---------------  ---------------
End of period.............................................     $    27,320,579  $    27,988,084   $    39,200,845  $    61,835,661
                                                               ===============  ===============   ===============  ===============
Accumulated net investment income (loss)
   at end of period.......................................                      $       194,252                    $       200,281
                                                                                ===============                    ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................           1,200,002          500,002         2,650,002        1,100,002
Shares sold...............................................             350,000        1,000,000           550,000        2,200,000
Shares redeemed...........................................            (200,000)        (300,000)       (1,000,000)        (650,000)
                                                               ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.........................           1,350,002        1,200,002         2,200,002        2,650,002
                                                               ===============  ===============   ===============  ===============


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

EQUITYCOMPASS RISK MANAGER ETF (ERM)

                                                                   SIX MONTHS
                                                                      ENDED            YEAR            PERIOD
                                                                    2/28/2019          ENDED            ENDED
                                                                   (UNAUDITED)       8/31/2018      8/31/2017 (a)
                                                                 ---------------  ---------------  ---------------
Net asset value, beginning of period............................    $   23.32        $   20.50        $   20.05
                                                                    ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.20             0.30             0.10
Net realized and unrealized gain (loss).........................        (3.01)            2.80             0.39
                                                                    ---------        ---------        ---------
Total from investment operations................................        (2.81)            3.10             0.49
                                                                    ---------        ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.27)           (0.28)           (0.04)
Net realized gain...............................................        (0.00) (b)          --               --
                                                                    ---------        ---------        ---------
Total distributions.............................................        (0.27)           (0.28)           (0.04)
                                                                    ---------        ---------        ---------
Net asset value, end of period..................................    $   20.24        $   23.32        $   20.50
                                                                    =========        =========        =========
TOTAL RETURN (c)................................................       (12.05)%          15.23%            2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $  27,321        $  27,988        $  10,250
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (d)...............         0.65% (e)        0.65%            0.65% (e)
Ratio of net expenses to average net assets (d).................         0.58% (e)        0.64%            0.65% (e)
Ratio of net investment income (loss) to average net assets.....         1.98% (e)        1.52%            1.81% (e)
Portfolio turnover rate (f).....................................          130%             121%               8%


EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

                                                                   SIX MONTHS
                                                                      ENDED            YEAR            PERIOD
                                                                    2/28/2019          ENDED            ENDED
                                                                   (UNAUDITED)       8/31/2018      8/31/2017 (a)
                                                                 ---------------  ---------------  ---------------
Net asset value, beginning of period............................    $   23.33        $   20.50        $   20.05
                                                                    ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.16             0.29             0.09
Net realized and unrealized gain (loss).........................        (5.47)            2.81             0.40
                                                                    ---------        ---------        ---------
Total from investment operations................................        (5.31)            3.10             0.49
                                                                    ---------        ---------        ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.20)           (0.27)           (0.04)
                                                                    ---------        ---------        ---------
Net asset value, end of period..................................    $   17.82        $   23.33        $   20.50
                                                                    =========        =========        =========
TOTAL RETURN (c)................................................       (22.89)%          15.24%            2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $  39,201        $  61,836        $  22,551
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (d)...............         0.65% (e)        0.65%             0.65% (e)
Ratio of net expenses to average net assets (d).................         0.61% (e)        0.64%             0.65% (e)
Ratio of net investment income (loss) to average net assets.....         1.50% (e)        1.52%             1.85% (e)
Portfolio turnover rate (f).....................................          189%             120%              10%


(a) Inception date is April 10, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.

(f) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seven funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

        EquityCompass Risk Manager ETF - (NYSE Arca ticker "ERM")
        EquityCompass Tactical Risk Manager ETF - (NYSE Arca ticker "TERM")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. ERM's and TERM's investment objective is to seek to provide long term capital appreciation with capital preservation as a secondary objective. Each Fund seeks to achieve its investment objectives by investing, under normal market conditions, in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's sub-advisor, EquityCompass Strategies (the "Sub-Advisor"), each Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or each Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF (FTSM). Certain of the ETFs in which each Fund invests may be advised by First Trust Advisors L.P. ("First Trust" or the "Advisor"). During an unfavorable market period, TERM may also invest in inverse ETFs which seek to provide investments results that match a negative return of the performance of an underlying index like the S&P 500(R).

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. AFFILIATED TRANSACTIONS

Each Fund invests in securities of affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

Amounts related to these investments in each Fund at February 28, 2019, and for the six month period then ended are as follows:

                                                                                   CHANGE IN
                                                                                   UNREALIZED    REALIZED
                        SHARES AT      VALUE AT                                   APPRECIATION     GAIN      VALUE AT     DIVIDEND
    SECURITY NAME       2/28/2019      8/31/2018     PURCHASES       SALES       (DEPRECIATION)   (LOSS)     2/28/2019     INCOME
-----------------------------------------------------------------------------------------------------------------------------------
ERM
First Trust Enhanced
   Short Maturity ETF    223,210     $          --  $24,650,033  $  (11,299,885) $       17,857  $  13,434  $13,381,439  $   81,649
                                     ==============================================================================================

TERM
First Trust Enhanced
   Short Maturity ETF    652,399     $          --  $50,092,541  $  (10,986,363) $       (6,524) $  11,666  $39,111,320  $  101,467
                                     ==============================================================================================

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly by each Fund. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2018 was as follows:

                                                                                Distributions  Distributions  Distributions
                                                                                  paid from      paid from      paid from
                                                                                  Ordinary        Capital       Return of
                                                                                   Income          Gains         Capital
                                                                                -------------  -------------  -------------
EquityCompass Risk Manager ETF                                                  $     262,760  $          --  $          --
EquityCompass Tactical Risk Manager ETF                                               520,836             --             --

As of August 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                Accumulated        Net
                                                                                Undistributed   Capital and     Unrealized
                                                                                  Ordinary         Other       Appreciation
                                                                                   Income       Gain (Loss)   (Depreciation)
                                                                                -------------  -------------  -------------
EquityCompass Risk Manager ETF                                                  $     194,252  $       4,355  $   1,410,583
EquityCompass Tactical Risk Manager ETF                                               200,281       (145,765)     3,033,523

E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017 and 2018 remain open to federal and state audit. As of February 28, 2019, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

apply when there has been a 50% change in ownership. At August 31, 2018, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                         Non-Expiring Capital Loss
                                                               Carryforwards
                                                         -------------------------
EquityCompass Risk Manager ETF                                 $          --
EquityCompass Tactical Risk Manager ETF                              145,765

During the taxable year ended August 31, 2018, the following Funds utilized Post-enactment capital loss carryforwards in the following amounts:

                                                           Capital Loss Utilized
                                                         -------------------------
EquityCompass Risk Manager ETF                                 $       5,896
EquityCompass Tactical Risk Manager ETF                                   --

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

G. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Funds and First Trust have retained the Sub-Advisor to provide recommendations to the Advisor regarding the selection and allocation of the securities in each Fund's investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Funds have each agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, each Fund incurs acquired fund fees and expenses. The total of unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

Pursuant to a contractual agreement between the Trust, on behalf of the Funds, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Funds so that the Funds would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Funds' management agreement with First Trust. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. During the six months ended February 28, 2019, the Advisor waived fees of $10,693 and $12,259 for ERM and TERM, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2019, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
EquityCompass Risk Manager ETF                                  $ 37,978,592    $ 38,260,359
EquityCompass Tactical Risk Manager ETF                          106,143,153     106,222,840

For the six months ended February 28, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
EquityCompass Risk Manager ETF                                  $  8,152,888    $  4,478,255
EquityCompass Tactical Risk Manager ETF                           12,307,821      19,457,691

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2019.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the SEC's website at www.sec.gov.

Beginning in April 2019, the Trust will cease to disclose each Fund's holdings on Form N-Q and will file Form N-PORT with the SEC on a fiscal quarter basis. Part F of Form N-PORT, which contains the complete schedule of each Fund's portfolio holdings, will be made available in the same manner as Form N-Q discussed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2019 (UNAUDITED)

rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

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


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


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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
EquityCompass Strategies
1 South Street, 16th Floor
Baltimore, Maryland 21202

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Low Duration Strategic Focus ETF (LDSF)


----------------------------
     Semi-Annual Report
       For the Period
      January 3, 2019
(Commencement of Operations)
 through February 28, 2019
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2019

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  4
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities..........................................  7
Statement of Operations......................................................  8
Statement of Changes in Net Assets...........................................  9
Financial Highlights......................................................... 10
Notes to Financial Statements................................................ 11
Additional Information....................................................... 16

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust Low Duration Strategic Focus ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2019

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First Trust Low Duration Strategic Focus ETF (the "Fund") which contains detailed information about the Fund since its inception on January 3, 2019, to February 28, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.

Market volatility was the norm over the last six months, continuing the pattern we had seen throughout 2018. At the close of the third quarter in September, the markets had moved higher into positive territory. In fact, all three major U.S. indices (the Nasdaq Composite Index, the Dow Jones Industrial Average (the "DJIA") and the S&P 500(R) Index) hit record levels during the third quarter. In October, markets were again very volatile, surprising analysts and investors alike. Both global markets and U.S. markets fell on fears of slowing growth, trade wars and higher interest rates. The DJIA was down 4.98% for October and the MSCI EAFE Index, an index of stocks in 21 developed markets (excluding the U.S. and Canada), was down 7.96%. However, as November ended, the DJIA climbed 617 points (2.49%) to its biggest one-day gain in eight months. The MSCI EAFE Index ended November down slightly. December held its own shocks as it became the worst December for stocks since the Great Depression. The DJIA and MSCI EAFE Index ended December with year-to-date returns of -3.48% and -13.79%, respectively. For the first time in nine years, the S&P 500(R) Index posted a negative return for the year, down 4.38%. During the fourth quarter, international equities outperformed the U.S. for the first time all year. Emerging markets, which suffered throughout most of 2018, dropped 7.50% in the fourth quarter, yet still managed to outperform the U.S. and developed markets by over 500 basis points.

Municipals ended 2018 with a solid gain of 1.69% in the fourth quarter, which saw a distinct return of volatility in both bond and equity markets. A rate rally in the last two months of the fourth quarter led to solid gains. Municipal yields were modestly lower in February 2019, mostly due to strong demand and relatively light supply. In fact, investor demand for tax-free debt continued at the strongest annual pace in the last ten years as measured by municipal fund cash flows.

As 2019 began, investors wondered if the volatility of 2018 would continue. For the month of January, the DJIA rose steadily, ending the month up 7.29% from December's low. The MSCI EAFE Index also trended upward, ending January up 6.57%. For February, the DJIA rose even higher and ended the month at 11.62%, while the MSCI EAFE Index also rose, ending the month at 9.00%.

The Federal Reserve (the "Fed") raised interest rates in September and again in December to a target range of 2.25-2.50%. The Fed also lowered its inflation and growth expectations for 2019 and subsequently reduced its interest rate hike projections as well, from three rate hikes to two.

While trade tensions have had an impact on markets around the world and could continue to do so in the future, our First Trust economists believe that the long-term impact of U.S. tariffs will be to encourage countries to come back to the table and talk about more equal trade. Despite market volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.

We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)

The First Trust Low Duration Strategic Focus ETF (the "Fund") seeks to generate current income, with a secondary objective of preservation of capital. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "LDSF".

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CUMULATIVE
                                                                                                                    TOTAL RETURNS
                                                                                                                  Inception (1/3/19)
                                                                                                                      to 2/28/19
FUND PERFORMANCE
NAV                                                                                                                     2.10%
Market Price                                                                                                            2.20%

INDEX PERFORMANCE
Blended Benchmark(1)                                                                                                    1.51%
Bloomberg Barclays 1-5 Year Government/Credit Index                                                                     0.37%
------------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------
(1) The Benchmark consists of the following two indices: 80% of the Bloomberg Barclays 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofAML US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      JANUARY 3, 2019 - FEBRUARY 28, 2019

                First Trust                          Bloomberg Barclays
               Low Duration           Blended       1-5 Year Government/
            Strategic Focus ETF      Benchmark          Credit Index
1/3/19            $10,000             $10,000             $10,000
2/28/19            10,210              10,151              10,037

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH FEBRUARY 28, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 4, 2019 (commencement of trading) through February 28, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/4/19 - 2/28/19          36               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/4/19 - 2/28/19           2               0               0             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2019 (UNAUDITED)


                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the investment advisor to the First Trust Low Duration Strategic Focus ETF (the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administration services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
  DIRECTOR OF FIRST TRUST

CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST

WILLIAM HOUSEY, SENIOR VICE PRESIDENT OF FIRST TRUST

STEVE COLLINS, VICE PRESIDENT OF FIRST TRUST

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2019 (UNAUDITED)

As a shareholder of First Trust Low Duration Strategic Focus ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED             EXPENSES PAID
                                                                                         EXPENSE RATIO         DURING THE PERIOD
                                                  BEGINNING             ENDING           BASED ON THE         JANUARY 3, 2019 (a)
                                                ACCOUNT VALUE        ACCOUNT VALUE      NUMBER OF DAYS                TO
                                             JANUARY 3, 2019 (a)   FEBRUARY 28, 2019   IN THE PERIOD (b)   FEBRUARY 28, 2019 (b) (c)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
Actual                                            $1,000.00            $1,021.00             0.20%                   $0.31
Hypothetical (5% return before expenses)          $1,000.00            $1,023.80             0.20%                   $1.00


(a)   Inception date.

(b) Annualized expense ratio and expenses paid during the period (January 3, 2019 through February 28, 2019) do not include fees and expenses of the underlying funds in which the Fund invests.

(c) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January 3, 2019 through February 28, 2019), multiplied by 57/365. Hypothetical expenses are assumed for the most recent six-month period.

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2019 (UNAUDITED)

SHARES         DESCRIPTION                            VALUE
---------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS (a) -- 100.0%
               CAPITAL MARKETS -- 100.0%
        5,392  First Trust Emerging Markets
                  Local Currency Bond ETF               $     206,729
       30,056  First Trust Enhanced Short
                  Maturity ETF                              1,801,857
       62,656  First Trust Low Duration
                  Opportunities ETF                         3,204,228
       43,920  First Trust Senior Loan Fund                 2,094,106
        8,912  First Trust Tactical High Yield
                  ETF                                         424,122
        8,096  First Trust TCW Opportunistic
                  Fixed Income ETF                            402,371
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 100.0%                                 8,133,413
               (Cost $8,091,888)                        -------------

               MONEY MARKET FUNDS -- 0.0%
          468  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class -
                  2.29% (b)                                       468
               (Cost $468)                              -------------

               TOTAL INVESTMENTS -- 100.0%                  8,133,881
               (Cost $8,092,356) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                           3,194
                                                        -------------
               NET ASSETS -- 100.0%                     $   8,137,075
                                                        =============

(a)   Represents investment in affiliated funds.

(b)   Rate shown reflects yield as of February 28, 2019.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $42,703 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,178. The net unrealized appreciation was $41,525.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1          LEVEL 2          LEVEL 3
                          ---------------------------------------------
Exchange-Traded Funds*    $ 8,133,413      $        --      $        --
Money Market Funds                468               --               --
                          ---------------------------------------------
Total Investments         $ 8,133,881      $        --      $        --
                          =============================================

* See Portfolio of Investments for industry breakout.


Page 6                  See Notes to Financial Statements

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2019 (UNAUDITED)

ASSETS:
Investments, at value - Affiliated.....................................      $      8,133,413
Investments, at value - Unaffiliated...................................                   468
                                                                             ----------------
Total investments, at value............................................             8,133,881
Dividends receivable...................................................                 3,789
                                                                             ----------------
   Total Assets........................................................             8,137,670
                                                                             ----------------
LIABILITIES:
Investment advisory fees payable.......................................                   595
                                                                             ----------------
   Total Liabilities...................................................                   595
                                                                             ----------------
NET ASSETS.............................................................      $      8,137,075
                                                                             ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $      8,089,647
Par value..............................................................                 4,000
Accumulated distributable earnings (loss)..............................                43,428
                                                                             ----------------
NET ASSETS.............................................................      $      8,137,075
                                                                             ================
NET ASSET VALUE, per share.............................................      $          20.34
                                                                             ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................               400,002
                                                                             ================
Investments, at cost - Affiliated......................................      $      8,091,888
                                                                             ================
Investments, at cost - Unaffiliated....................................      $            468
                                                                             ================
Total investments, at cost.............................................      $      8,092,356
                                                                             ================


                        See Notes to Financial Statements                 Page 7

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 3, 2019 (a) THROUGH FEBRUARY 28, 2019 (UNAUDITED)

INVESTMENT INCOME:
Dividends - Affiliated.................................................      $         19,254
Dividends - Unaffiliated...............................................                     4
                                                                             ----------------
   Total investment income.............................................                19,258
                                                                             ----------------
EXPENSES:
Investment advisory fees...............................................                   905
                                                                             ----------------
   Total expenses......................................................                   905
                                                                             ----------------
NET INVESTMENT INCOME (LOSS)...........................................                18,353
                                                                             ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments................................                    --
                                                                             ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Affiliated............................................                41,525
   Investments - Unaffiliated..........................................                    --
                                                                             ----------------
Net change in unrealized appreciation (depreciation)...................                41,525
                                                                             ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................                41,525
                                                                             ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $         59,878
                                                                             ================


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 8                  See Notes to Financial Statements

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 3, 2019 (a) THROUGH FEBRUARY 28, 2019 (UNAUDITED)

OPERATIONS:
Net investment income (loss).........................................................      $         18,353
Net realized gain (loss).............................................................                    --
Net change in unrealized appreciation (depreciation).................................                41,525
                                                                                           ----------------
Net increase (decrease) in net assets resulting from operations......................                59,878
                                                                                           ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations................................................................               (16,450)
                                                                                           ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................             8,093,647
Cost of shares redeemed..............................................................                    --
                                                                                           ----------------
Net increase (decrease) in net assets resulting from shareholder transactions........             8,093,647
                                                                                           ----------------
Total increase (decrease) in net assets..............................................             8,137,075
NET ASSETS:
Beginning of period..................................................................                    --
                                                                                           ----------------
End of period........................................................................      $      8,137,075
                                                                                           ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................                    --
Shares sold..........................................................................               400,002
Shares redeemed......................................................................                    --
                                                                                           ----------------
Shares outstanding, end of period....................................................               400,002
                                                                                           ================


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                 Page 9

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2019 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   20.03
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          0.11
Net realized and unrealized gain (loss)........................          0.31
                                                                    ---------
Total from investment operations...............................          0.42
                                                                    ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................         (0.11)
                                                                    ---------
Net asset value, end of period.................................     $   20.34
                                                                    =========
TOTAL RETURN (b)...............................................          2.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   8,137
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............          0.20% (d)
Ratio of net investment income (loss) to average net assets....          4.06% (d)
Portfolio turnover rate (e)....................................             0%


(a) Inception date is January 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 10                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2019 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of seven funds that are offering shares. This report covers the First Trust Low Duration Strategic Focus ETF (the "Fund"), which trades under the ticker "LDSF" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is the preservation of capital. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. A significant portion of the ETFs in which the Fund invests may be advised by First Trust. The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to-floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as "junk bonds") and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10% of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2019 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2019, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2019 (UNAUDITED)

Amounts related to these investments in the Fund at February 28, 2019, and for the fiscal period then ended are:

                                                                                   CHANGE IN
                                                                                   UNREALIZED    REALIZED
                        SHARES AT      VALUE AT                                   APPRECIATION     GAIN      VALUE AT     DIVIDEND
    SECURITY NAME       2/28/2019      1/3/2019      PURCHASES       SALES       (DEPRECIATION)   (LOSS)     2/28/2019     INCOME
-----------------------------------------------------------------------------------------------------------------------------------
First Trust Emerging
   Markets Local
   Currency Bond ETF       5,392     $          --  $   204,572  $           --  $        2,157  $      --  $   206,729  $      722
First Trust Enhanced
   Short Maturity ETF     30,056                --    1,802,721              --            (864)        --    1,801,857       4,764
First Trust Low
   Duration
   Opportunities ETF      62,656                --    3,203,523              --             705         --    3,204,228       5,522
First Trust Senior
   Loan Fund              43,920                --    2,061,550              --          32,556         --    2,094,106       6,012
First Trust Tactical
   High Yield ETF          8,912                --      416,837              --           7,285         --      424,122       1,470
First Trust TCW
   Opportunistic
   Fixed Income ETF        8,096                --      402,685              --            (314)        --      402,371         764
                                     ----------------------------------------------------------------------------------------------
                                     $          --  $ 8,091,888  $           --  $       41,525  $      --  $ 8,133,413     $19,254
                                     ==============================================================================================

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of February 28, 2019, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2019 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sale transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.20% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended February 28, 2019, the Fund had no purchases and sales of investments, excluding short-term investments and in-kind transactions.

For the fiscal period ended February 28, 2019, the cost of in-kind purchases and proceeds from in-kind sales were $8,091,888 and $0, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $250. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2019 (UNAUDITED)

depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $250. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 20, 2020.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the SEC's website at www.sec.gov.

Beginning in April 2019, the Trust will cease to disclose the Fund's holdings on Form N-Q and will file Form N-PORT with the SEC on a fiscal quarter basis. Part F of Form N-PORT, which contains the complete schedule of the Fund's portfolio holdings, will be made available in the same manner as Form N-Q discussed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2019 (UNAUDITED)

rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2019 (UNAUDITED)

                               ADVISORY AGREEMENT

   BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of First Trust Low Duration Strategic Focus ETF (the "Fund"), for an initial two-year term at a meeting held on September 9-10, 2018. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fee rates charged to a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "Peer Group"), and as compared to fee rates charged to other ETFs managed by the Advisor; the estimated expenses of the Fund as compared to expense ratios of the peer funds in the Peer Group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund's perspective.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other investment companies in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund will be an actively-managed ETF not designed to track the performance of an index and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objectives, policies and restrictions. At the meeting, the Trustees received a presentation from members of the portfolio management team and were able to ask questions about the proposed investment strategy for the Fund. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.20% of its average daily net assets. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payments under the Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board noted that, because the Fund will invest in underlying ETFs, including ETFs in the First Trust Fund Complex, it will incur acquired fund fees and expenses, which are not payable out of the unitary fee, and that such fees and expenses will change over time as assets are reallocated among the underlying funds. The Board received and reviewed information for the Fund showing the advisory or unitary fee rates and expense ratios of the peer funds in the Peer Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs it manages. Because the Fund's Peer Group included peer funds that pay unitary fees and because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses, as applicable) of the peer funds in its Peer Group. The Board also noted that the Fund's total (net) expense ratio (including the estimated acquired fund fees and expenses) was above the median total (net) expense ratio (including acquired fund fees and expenses, as applicable) of the

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2019 (UNAUDITED)

peer funds in its Peer Group. With respect to the Peer Group, the Board discussed with representatives of the Advisor how the Peer Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. The Board noted that the Fund's unitary fee rate was in line with the unitary fees of comparable actively-managed fund of fund ETFs advised by the Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee rate for the Fund was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to invest in infrastructure and personnel for the First Trust Fund Complex. The Board took the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Agreement for the Fund to the Advisor at this time. The Board considered fall-out benefits described by the Advisor that may be realized from its and FTP's relationship with the Fund. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor would not utilize soft dollars in connection with its management of the Fund's portfolio. In addition, the Board considered that the Advisor, as the investment advisor to certain of the underlying ETFs in which the Fund would invest, will recognize additional revenue from such underlying ETFs if the Fund's investment causes their assets to grow. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)    Not applicable.

(b)    Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Exchange-Traded Fund VIII
                ------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May xx, 2019
     -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May xx, 2019
     -------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer
                                        and Chief Accounting Officer
                                        (principal financial officer)

Date: May xx, 2019
     -------------

* Print the name and title of each signing officer under his or her signature.